            As filed with the Securities and Exchange Commission on
                             January 30, 1998



                       1933 Act Registration No. 2-80543
                      1940 Act Registration No. 811-3605


================================================================================


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                             ____________________

                                   FORM N-1A
                            REGISTRATION STATEMENT
                                   UNDER THE
                            SECURITIES ACT OF 1933         (_)

                       Post-Effective Amendment No. 37     (X)

                                    and/or

                            REGISTRATION STATEMENT
                                   UNDER THE
                        INVESTMENT COMPANY ACT OF 1940     (_)

                               Amendment No. 38            (X)
                       (Check appropriate box or boxes)
                             ____________________

                              THE BENCHMARK FUNDS
              (Exact name of registrant as specified in charter)

                               4900 Sears Tower
                            Chicago, Illinois 60606
                   (Address of principal executive offices)
             (Registrant's Telephone Number, including Area Code)
                                 800-621-2550

                      -----------------------------------

Michael J. Richman, Secretary                   with a copy to:
Goldman Sachs Asset Management                  W. Bruce McConnel, III
85 Broad Street                                 Drinker Biddle & Reath
New York, NY  10004                             Suite 1100
                                                1345 Chestnut Street
                                                Philadelphia, PA
                                                19107-3496
(name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box)

( )  immediately upon filing pursuant to paragraph (b)

( )  on (date) pursuant to paragraph (b)

(X)  60 days after filing pursuant to paragraph (a)(1)

( )  On (date)pursuant to paragraph (a)(1)

( )  75 days after filing pursuant to paragraph(a)(2) of Rule 485

( )  On (date) pursuant to paragraph (a)(2) of Rule 485

=================================================================

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of its units of beneficial interest under the Securities Act of 1933. On January 28, 1997, Registrant filed a Rule 24f-2 Notice for its fiscal year ended November 30, 1996. Registrant continues its election to register an indefinite number of units of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

This Post-Effective Amendment No.37 has been filed by The Benchmark Funds, a Delaware business trust (the "Delaware Trust"), for the purpose of adopting under the Securities Act of 1933 and the Investment Company Act of 1940 the Registrations Statement on Form N-1A of The Benchmark Funds, a Massachusetts business trust (the "Massachusetts Trust"), pursuant to the provisions of Rule 414 under the Securities Act of 1933. In accordance with the provisions of paragraph (d) of Rule 414, this Registrations Statement also revises and sets forth additional information arising in connection with Registrant's change of domicile. Upon the effectiveness of the Post-Effective Amendment, the Delaware Trust hereby affirmatively adopts the Registration Statement (File Nos. 2-80543 and 811-3605) of the Massachusetts Trust.

                              THE BENCHMARK FUNDS
                            Money Market Portfolios
                                Service Shares
                                Premium Shares
                                ---------------


                             CROSS REFERENCE SHEET
                           (as required by Rule 485)


Part A                          Caption
------                          -------
1.   Cover Page                 Cover Page

2.   Synopsis                   Summary of Expenses

3.   Condensed Financial        Not Applicable
     Information

4.   General Description        Summary of Expenses; Investment
     of Registrant              Information; Organization

5.   Management of the Fund     Trust Information

6.   Capital Stock and          Trust Information; Investing;
     Other Securities           Net Asset Value; Organization

7.   Purchase of Securities     Trust Information; Investing;
     Being Offered              Net Asset Value

8.   Redemption or Repurchase   Investing

9.   Pending Legal Proceedings  Not Applicable


Part B                          Caption
------                          -------

10.  Cover Page                 Cover Page

11.  Table of Contents          Index

12.  General Information        Description of Service Shares and
     and History                Premium Shares; Other Information

13.  Investment Objectives      Investment Objectives and Policies;
                                Investment Restrictions

14.  Management of the Fund     Additional Trust Information--Investment
                                Adviser, Transfer Agent and
                                Custodian;--Administrator and Distributor

15.  Control Persons and        Additional Trust Information--Description
     Principal Holders          of Service Shares and


                                Premium Shares
16.  Investment Advisory        Additional Trust Information--
     and Other Services         Investment Adviser, Transfer Agent and
                                Custodian; Portfolio Transactions;
                                Service Plan

17.  Brokerage Allocation       Portfolio Transactions

18.  Capital Stock and          Description of Service Shares and
     Other Securities           Premium Shares

19.  Purchase, Redemption and   Description of Service Shares and
     Pricing of Securities      Premium Shares; Additional
     Being Offered              Trust Information--In-Kind Purchases

20.  Tax Status                 Taxes

21.  Underwriters               Additional Trust Information--
                                Administrator and Distributor

22.  Calculation of             Performance Information
     Performance Data

23.  Financial Statements       Financial Statements

Part C
------
Information required to be included in Part C is set forth under the appropriate Item, so numbered in Part C to this Registration Statement.

THE BENCHMARK FUNDS

Investment Adviser, Transfer Agent and Custodian:
The Northern Trust Company 50 S. LaSalle Street Chicago, IL 60675

Administrator and Distributor:
Goldman, Sachs & Co. 4900 Sears Tower Chicago, IL 60606
The
Benchmark
Funds

Money
Market
Portfolios

Service Shares

PROSPECTUS
    , 1998

++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
+INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A         +
+REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE + +SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY +
+OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT        +
+BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR + +THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE + +SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE + +UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF +
+ANY STATE.                                                                    +
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
                    SUBJECT TO COMPLETION--JANUARY 30, 1998

                              THE BENCHMARK FUNDS
                    (Advised by The Northern Trust Company)

THE NORTHERN TRUST COMPANY      INVESTMENT ADVISER, TRANSFER
50 S. LaSalle Street            AGENT AND CUSTODIAN
Chicago, Illinois 60675
312-630-6000                   -----------------
This Prospectus describes the Service Class Shares ("Service Shares" or "shares") of four short-term money market portfolios (the "Portfolios") offered by The Benchmark Funds (the "Trust") to institutional investors. Each Portfolio, other than the Tax-Exempt Portfolio, seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Tax-Exempt Portfolio seeks to provide, to the extent consistent with the preservation of capital and prescribed portfolio standards, a high level of income exempt from regular Federal income tax.

  The GOVERNMENT SELECT PORTFOLIO invests in selected short-term obligations of the U.S. Government, its agencies and instrumentalities the interest on which is generally exempt from state income taxation.

  The GOVERNMENT PORTFOLIO invests in short-term obligations of the U.S. Government, its agencies and instrumentalities and related repurchase agreements.

  The DIVERSIFIED ASSETS PORTFOLIO invests in money market instruments of both U.S. and foreign issuers, including certificates of deposit, bankers' acceptances, commercial paper and repurchase agreements.

  The TAX-EXEMPT PORTFOLIO invests primarily in short-term municipal instruments the interest on which is exempt from regular Federal income tax.

Each Portfolio is advised by The Northern Trust Company ("Northern"). Shares are sold and redeemed without any purchase or redemption charge imposed by the Trust, although Northern and other institutions may charge their customers for services provided in connection with their investments.

This Prospectus provides information about the Portfolios that you should know before investing. It should be read and retained for future reference. If you would like more detailed information, a Statement of Additional Information
(the "Additional Statement") dated     , 1998 is available upon request without
charge by writing to the Trust's distributor, Goldman, Sachs & Co. ("Goldman Sachs"), 4900 Sears Tower, Chicago, Illinois 60606 or by calling 1-800-621-2550.

SHARES OF THE TRUST ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED, ENDORSED OR OTHERWISE SUPPORTED BY, THE NORTHERN TRUST COMPANY, ITS PARENT COMPANY OR ITS AFFILIATES AND ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. THERE CAN BE NO ASSURANCE THAT ANY PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. AN INVESTMENT IN A PORTFOLIO INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   The date of this Prospectus is     , 1998.

                                     INDEX

                                    PAGE
                                    ----
HIGHLIGHTS                            3
----------
 Description of Trust                 3
 Summary of Expenses                  3
INVESTMENT INFORMATION                6
----------------------
 Government Select Portfolio          6
 Government Portfolio                 7
 Diversified Assets Portfolio         7
 Tax-Exempt Portfolio                 7
 Description of Securities and Com-
  mon Investment Techniques           8
 Investment Restrictions             15
TRUST INFORMATION                    15
-----------------
 Board of Trustees                   15
 Investment Adviser, Transfer Agent
  and Custodian                      15
 Administrator and Distributor       16

                                                        PAGE
                                                        ----
                          Service Plan                   16
                          Expenses                       17
                         INVESTING                       17
                         ---------
                          Purchase of Service Shares     17
                          Redemption of Service Shares   20
                          Distributions                  22
                          Taxes                          22
                         NET ASSET VALUE                 24
                         ---------------
                         PERFORMANCE INFORMATION         24
                         -----------------------
                         ORGANIZATION                    25
                         ------------
                         MISCELLANEOUS                   26
                         -------------

                                   HIGHLIGHTS

DESCRIPTION OF TRUST

The Trust is an open-end, management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Each Portfolio consists of a separate pool of assets with separate investment policies, as described below under "Investment Information." All of the Portfolios are classified as diversified companies. Northern serves as investment adviser, transfer agent and custodian. Goldman Sachs serves as distributor and administrator.

Shares of the Portfolios are offered exclusively to institutional investors. See "Investing--Purchase of Service Shares" and "Investing--Redemption of Service Shares" for information on how to place purchase and redemption orders.

Each Portfolio seeks to maintain a net asset value of $1.00 per share. The assets of each Portfolio will be invested in dollar-denominated debt securities with remaining maturities of thirteen months or less as defined by the Securities and Exchange Commission (the "SEC"), and each Portfolio's dollar-weighted average portfolio maturity will not exceed 90 days. All securities acquired by the Portfolios will be determined by Northern, under guidelines established by the Trust's Board of Trustees, to present minimal credit risks, and will be "Eligible Securities" as defined by the SEC. There can be no assurance that the Portfolios will be able to achieve a stable net asset value on a continuous basis, or that they will achieve their investment objectives.

Investors should note that one or more of the Portfolios may purchase variable and floating rate instruments, enter into repurchase agreements, reverse repurchase agreements and securities loans, acquire U.S. dollar-denominated instruments of foreign issuers and make limited investments in illiquid securities and securities issued by other investment companies. These investment practices involve investment risks of varying degrees. None of the Portfolios will invest in instruments denominated in a foreign currency.

SUMMARY OF EXPENSES

The following table sets forth the estimated annualized operating expenses for Service Shares of the Portfolios for the current fiscal year. Hypothetical examples based on the table are also shown.

                                    GOVERNMENT            DIVERSIFIED   TAX-
                                      SELECT   GOVERNMENT   ASSETS     EXEMPT
                                    PORTFOLIO  PORTFOLIO   PORTFOLIO  PORTFOLIO
                                    ---------- ---------- ----------- ---------
Shareholder Transaction Expenses
  Maximum Sales Charge Imposed on
   Purchases.......................    None       None       None       None
  Sales Charge Imposed on Rein-
   vested Distributions............    None       None       None       None
  Deferred Sales Load Imposed on
   Redemptions.....................    None       None       None       None
  Redemption Fees..................    None       None       None       None
  Exchange Fees....................    None       None       None       None

                                   GOVERNMENT            DIVERSIFIED   TAX-
                                     SELECT   GOVERNMENT   ASSETS     EXEMPT
                                   PORTFOLIO  PORTFOLIO   PORTFOLIO  PORTFOLIO
                                   ---------- ---------- ----------- ---------
Annual Operating Expenses After
 Expense Reimbursements and Fee
 Reductions (as a percentage of
 average daily net assets)
  Management Fees (After Fee Re-
   ductions)......................    .10%       .25%       .25%       .25%
  12b-1 Fees......................    None       None       None       None
Other Operating Expenses
  Administrative Support Fees.....    .33%       .33%       .33%       .33%
  Other Expenses (After Expense
   Reimbursements and Fee Reduc-
   tions).........................    .11%       .11%       .11%       .11%
                                      ----       ----       ----       ----
Total Operating Expenses (After
 Expense Reimbursements and Fee
 Reductions)......................    .54%       .69%       .69%       .69%
                                      ====       ====       ====       ====

EXAMPLE OF EXPENSES. Based on the foregoing table, you would pay the following expenses on a hypothetical $1,000 investment in Service Shares assuming a 5% annual return and redemption at the end of each time period:

                                                                  1 YEAR 3 YEARS
                                                                  ------ -------
Government Select Portfolio......................................   $6     $17
Government Portfolio.............................................   $7     $22
Diversified Assets Portfolio.....................................   $7     $22
Tax-Exempt Portfolio.............................................   $7     $22

The figures shown in the table above under "Other Expenses" are estimated for the current fiscal year. The other costs and expenses included in the table are based on actual amounts incurred by each Portfolio for the fiscal year ended November 30, 1997. During the Trust's last fiscal year, Northern voluntarily reduced its advisory fee for the Government Select Portfolio (payable at the annual rate of .25% of the Portfolio's average daily net assets) to .10% per annum. For the fiscal period December 1, 1996 through April 30, 1997, Goldman Sachs reduced its administration fee (otherwise payable with respect to each Portfolio during such period at the annual rate of .25% of the first $100 million, .15% of the next $200 million, .075% of the next $450 million and .05% of any excess over $750 million of the Portfolio's net assets) to .10% of each Portfolio's average net assets. In addition, Goldman Sachs reimbursed expenses for each Portfolio to the extent that the sum of a Portfolio's expenses (including the fees payable to Goldman Sachs as administrator, but excluding the fees payable to Northern for its duties as adviser and certain other expenses) exceeded on an annualized basis .10% of each other Portfolio's average daily net assets for such fiscal year. For the period May 1, 1997 through November 30, 1997, Goldman Sachs was entitled to an administration fee equal to .10% of the average daily net assets of each Portfolio. In addition, during such period Goldman Sachs reimbursed "Other Expenses" for each Portfolio (including fees payable to Goldman Sachs as administrator, but excluding fees payable to Northern for its duties as adviser and transfer agent and certain extraordinary expenses) which exceeded on an annualized basis .10% of each Portfolio's assets for such period. The expense information in the table has, accordingly, been presented to reflect these fee reductions and reimbursements. Without the undertakings of Northern and Goldman Sachs, "Other Expenses" of the Government Select, Government, Diversified Assets and Tax-Exempt Portfolios would be 0.15%, 0.13%, 0.12% and 0.15%, respectively; and "Total Operating Expenses" of the Government Select, Government, Diversified Assets and Tax-Exempt Portfolios would be 0.73%, 0.71%, 0.70% and 0.73%, respectively. For a more complete description of the Portfolios' expenses, see "Trust Information" in this Prospectus.

                             ---------------------

THE PURPOSE OF THE FOREGOING TABLE IS TO ASSIST YOU IN UNDERSTANDING THE VARIOUS SHAREHOLDER TRANSACTION AND OPERATING EXPENSES OF EACH PORTFOLIO THAT SHAREHOLDERS BEAR DIRECTLY OR INDIRECTLY. IT DOES NOT, HOWEVER, REFLECT ANY CHARGES WHICH MAY BE IMPOSED BY NORTHERN, ITS AFFILIATES AND CORRESPONDENT BANKS AND OTHER INSTITUTIONS ON THEIR CUSTOMERS AS DESCRIBED UNDER "INVESTING-- PURCHASE OF SERVICE SHARES." THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATE OF RETURN. ACTUAL EXPENSES AND RATE OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN.

                             INVESTMENT INFORMATION

The investment objective of each Portfolio, other than the Tax-Exempt Portfolio, is to seek to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments. The Tax-Exempt Portfolio seeks to provide its shareholders, to the extent consistent with the preservation of capital and prescribed portfolio standards, with a high level of income exempt from Federal income tax by investing primarily in municipal instruments. The investment objective of a Portfolio may not be changed without the vote of the majority of the outstanding shares of the particular Portfolio (as defined below under "Organization"). Except as expressly noted below, however, a Portfolio's investment policies may be changed without a vote of shareholders.

All securities acquired by the Portfolios will be determined by Northern, under guidelines established by the Board of Trustees, to present minimal credit risks and will be "Eligible Securities" as defined by the SEC. Eligible Securities consist of (i) securities that either (a) have short-term debt ratings at the time of purchase in the two highest rating categories by at least two unaffiliated nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if the security is rated by only one NRSRO), or (b) are comparable in priority and security with a security issued by an issuer which has such ratings, and (ii) securities that are unrated (including securities of issuers that have long-term but not short-term ratings) but are of comparable quality as determined in accordance with guidelines approved by the Board of Trustees. Securities which are rated or that have been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, comparable in priority and quality with such securities in the highest short-term rating category by at least two NRSROs are designated "First Tier Securities." Under normal circumstances, the Government Select, Government and Diversified Assets Portfolios intend to limit purchases of securities to First Tier Securities. The Additional Statement includes a description of applicable NRSRO ratings.

Each Portfolio is managed so that the average maturity of all instruments in the Portfolio (on a dollar-weighted basis) will not exceed 90 days. In no event will the Portfolios purchase any securities which mature more than 13 months from the date of purchase (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements). Securities in which the Portfolios invest may not earn as high a level of income as long-term or lower quality securities, which generally have greater market risk and more fluctuation in market value.

GOVERNMENT SELECT PORTFOLIO

The Government Select Portfolio seeks to achieve its investment objective by investing exclusively in securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. In making investments, Northern will seek to acquire, under normal market conditions, only those U.S. Government securities the interest on which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and certain U.S. Government agencies and instrumentalities, including the Federal Home Loan Bank, Federal Farm Credit Banks Funding Corp. and the Student Loan Marketing Association. The Portfolio intends to limit investments to only the foregoing exempt U.S. Government securities. However, under extraordinary circumstances, such as when appropriate exempt securities are unavailable, the Portfolio may make investments in non-exempt U.S. Government securities and cash equivalents, and may hold uninvested cash. See "Investing--Taxes" below for certain tax considerations.

GOVERNMENT PORTFOLIO

The Government Portfolio seeks to achieve its investment objective by investing exclusively in:

  (A) Marketable securities issued or guaranteed as to principal and interest by the U.S. Government or by any of its agencies or instrumentalities (including the International Bank for Reconstruction and Development) and custodial receipts with respect thereto; and

  (B) Repurchase agreements relating to the above instruments.

DIVERSIFIED ASSETS PORTFOLIO

In pursuing its investment objective, the Diversified Assets Portfolio may invest in a broad range of government, bank and commercial obligations that are available in the money markets. In particular, the Portfolio may invest in:

  (A) U.S. dollar-denominated obligations of U.S. banks with total assets in excess of $1 billion (including obligations of foreign branches of such banks);

  (B) U.S. dollar-denominated obligations of foreign commercial banks where such banks have total assets in excess of $5 billion;

  (C) High quality commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by Standard & Poor's Ratings Group ("S&P"), Prime-2 or higher by Moody's Investors Service, Inc. ("Moody's"), Duff 2 or higher by Duff & Phelps Credit Rating Co. ("D&P"), F-2 or higher by Fitch IBCA, Inc. ("Fitch") or TBW-2 or higher by Thomson BankWatch, Inc. ("TBW");

  (D) Rated and unrated corporate bonds, notes, paper and other instruments that are of comparable quality to the commercial paper permitted to be purchased by the Portfolio;

  (E) Asset-backed securities (including interests in pools of assets such as mortgages, installment purchase obligations and credit card receivables);

  (F) Securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities and custodial receipts with respect thereto;

  (G) Dollar-denominated securities issued or guaranteed by one or more foreign governments or political subdivisions, agencies or instrumentalities thereof;

  (H) Repurchase agreements relating to the above instruments; and

  (I) Securities issued or guaranteed by state or local governmental bodies.

TAX-EXEMPT PORTFOLIO

The Tax-Exempt Portfolio invests primarily in high quality short-term instruments, the interest on which is, in the opinion of bond counsel for the issuers, exempt from regular Federal income tax ("Municipal

Instruments"). Such opinions may contain various assumptions, qualifications or exceptions that are reasonably acceptable to Northern. In particular, the Portfolio may invest in:

  (A) Fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody's, SP-2 or A-2 or higher by S&P, AA or higher by D&P or F-2 or higher by Fitch;

  (B) Tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody's, A-2 or higher by S&P, Duff 2 or higher by D&P or F-2 or higher by Fitch;

  (C) Rated and unrated municipal bonds, notes, paper or other instruments that are of comparable quality to the tax-exempt commercial paper permitted to be purchased by the Portfolio; and

  (D) Municipal bonds and notes which are guaranteed as to principal and interest by the U.S. Government or an agency or instrumentality thereof or which otherwise depend directly or indirectly on the credit of the United States.

As a matter of fundamental policy, changeable only with the approval of the holders of a majority of the outstanding shares of the Tax-Exempt Portfolio, at least 80% of the Portfolio's annual gross income will be derived from Municipal Instruments except under extraordinary circumstances, such as when Northern believes that market conditions indicate that the Portfolio should adopt a temporary defensive posture by holding uninvested cash or investing in taxable short-term securities ("Taxable Investments"). Taxable Investments will consist exclusively of instruments that may be purchased by the Diversified Assets Portfolio.

DESCRIPTION OF SECURITIES AND COMMON INVESTMENT TECHNIQUES

BANK OBLIGATIONS. Domestic and foreign bank obligations in which the Diversified Assets Portfolio may invest include certificates of deposit, bank and deposit notes, bankers' acceptances and fixed time deposits. Such obligations may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligation or by government regulation. Total assets of a bank are determined on the basis of the bank's most recent annual financial statements.

FOREIGN OBLIGATIONS. In addition to the obligations of foreign commercial banks and foreign branches of U.S. banks, the Diversified Assets Portfolio may acquire commercial obligations issued by Canadian corporations and Canadian counterparts of U.S. corporations, as well as Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer. The Diversified Assets Portfolio may also invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities. Such obligations may include debt obligations of supranational entities, including international organizations (such as the European Coal and Steel Community) designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies.

Obligations of foreign issuers acquired by the Diversified Assets Portfolio may involve risks that are different than those of obligations of domestic issuers. These risks include unfavorable political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks and, generally, there may be less publicly available information regarding such issuers. The Trust could also encounter difficulties in obtaining or enforcing a judgment against a foreign issuer (including a foreign branch of a U.S. bank).

VARIABLE AND FLOATING RATE INSTRUMENTS. The Portfolios may purchase rated and unrated variable and floating rate instruments, which may have stated maturities in excess of the Portfolios' maturity limitations but will, in any event, permit a Portfolio to demand payment of the principal of the instrument at least once every 13 months on not more than thirty days' notice (unless the instrument is issued or guaranteed by the U.S. Government or an agency or instrumentality thereof). In the case of the Diversified Assets Portfolio, such instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. Unrated variable and floating rate instruments will be determined by Northern to be of comparable quality at the time of the purchase to rated instruments purchasable by the Portfolios. The absence of an active secondary market with respect to particular variable and floating rate instruments could, however, make it difficult for a Portfolio to dispose of the instruments if the issuer defaulted on its payment obligation or during periods that the Portfolio is not entitled to exercise its demand rights, and the Portfolio could, for these or other reasons, suffer a loss with respect to such instruments. Variable and floating rate instruments held by a Portfolio will be subject to the Portfolio's 10% limitation on illiquid investments when the Portfolio may not demand payment of the principal amount within seven days and a reliable trading market is absent.

UNITED STATES GOVERNMENT OBLIGATIONS. Each Portfolio may invest in a variety of U.S. Treasury obligations, consisting of bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance. These obligations include "stripped" securities issued by the U.S. Treasury and recorded in the Federal Reserve book-entry record-keeping system. The Portfolios may also invest in other securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Obligations of certain agencies and instrumentalities, such as the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentalities. No assurance can be given that the U.S. Government would provide financial support to its agencies or instrumentalities if it is not obligated to do so by law. Obligations of the International Bank for Reconstruction and Development (also known as the World Bank) are supported by subscribed but unpaid commitments of its member countries. There is no assurance that these commitments will be undertaken or complied with in the future.

Securities guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities are deemed to include (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government or an agency or instrumentality thereof, and (b) participations in loans made to foreign governments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations may therefore be regarded as illiquid.

CUSTODIAL RECEIPTS FOR TREASURY SECURITIES. The Portfolios (other than the Government Select Portfolio) may also purchase participations in trusts that hold U.S. Treasury securities (such as TIGRs and CATS) where the trust participations evidence ownership in either the future interest payments or the future principal payments on the U.S. Treasury obligations. These participations are normally issued at a discount to their "face value," and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. Investments by the Government Portfolio in such custodial receipts will not exceed 35% of the value of that Portfolio's total assets.

REPURCHASE AGREEMENTS. Each Portfolio may, in accordance with its investment objective, policies and guidelines established by the Trust's Board of Trustees, agree to purchase portfolio securities from financial institutions subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). Although the securities subject to a repurchase agreement may bear maturities exceeding 13 months, settlement for the repurchase agreement will never be more than one year after a Portfolio's acquisition of the securities and normally will be within a shorter period of time. Securities subject to repurchase agreements are held either by the Trust's custodian or subcustodian (if any), or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount exceeding the repurchase price (including accrued interest). Default by the seller would, however, expose a Portfolio to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

REVERSE REPURCHASE AGREEMENTS. The Government Select Portfolio, Government Portfolio and Diversified Assets Portfolio may enter into reverse repurchase agreements which involve the sale of money market securities held by a Portfolio, with an agreement to repurchase the securities at an agreed upon price (including interest) and date. A Portfolio will use the proceeds of reverse repurchase agreements to purchase other money market securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. A Portfolio will utilize reverse repurchase agreements, which may be viewed as borrowings (or leverage) by the Portfolio, when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction. During the time a reverse repurchase agreement is outstanding, the Portfolio will maintain a segregated account with the Trust's custodian containing liquid assets having a value at least equal to the repurchase price. A Portfolio may enter into reverse repurchase agreements with banks, brokers and dealers, and has the authority to enter into reverse repurchase agreements in amounts not exceeding in the aggregate one-third of the Portfolio's total assets. See "Additional Investment Information--Investment Restrictions" in the Additional Statement.

SECURITIES LENDING. The Portfolios may seek additional income from time to time by lending their portfolio securities on a short-term basis to banks, brokers and dealers under agreements requiring that the loans be secured by collateral in the form of cash, cash equivalents or U.S. Government securities or irrevocable bank letters of credit maintained on a current basis equal in value to at least the market value of the securities loaned. A Portfolio may not make such loans in excess of 33 1/3% of the value of the Portfolio's total assets (including the loan collateral). Loans of securities involve risks of delay in receiving additional collateral or in recovering the securities loaned, or possibly loss of rights in the collateral should the borrower of the securities become insolvent.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES. Each Portfolio may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the value of the security to be sold increases prior to the settlement date. Conversely, securities sold on a delayed-delivery or forward commitment basis involve the risk that the value of the security to be sold may increase prior to the settlement date. A Portfolio is required to hold and maintain liquid assets in a segregated account with the Portfolio's custodian until the settlement date, having a value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. In the case of a forward commitment to sell portfolio securities, a Portfolio is required to hold the portfolio securities themselves in a segregated account with the custodian while the commitment is outstanding. Although a Portfolio would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities, the Portfolio may dispose of a when-issued security or forward commitment prior to settlement if Northern deems it appropriate to do so.

INVESTMENT COMPANIES. In connection with the management of their daily cash positions, the Portfolios may invest in securities issued by other investment companies which invest in short-term, high-quality debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method of valuation ("money market funds"). Each Portfolio will limit its investments in other money market funds so that, as determined after a purchase is made, not more than 3% of the total outstanding stock of such investment company will be owned by the Portfolio, the Trust as a whole and their affiliated persons (as defined in the 1940 Act). In addition, the Portfolios may invest in securities issued by other types of investment companies consistent with their investment objectives and policies. To the extent required by the 1940 Act and the regulations and orders of the SEC thereunder, each Portfolio will limit its investments in other types of investment companies so that, as determined after a purchase is made, (i) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Portfolio or the Trust as a whole. Notwithstanding the limitations described above, each Portfolio is authorized to invest substantially all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, policies and fundamental restrictions as the Portfolio in the future. As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory fees and other expenses the Portfolio bears directly in connection with its own operations. The Trust has been advised by its counsel that exempt-interest dividends received by the Tax-Exempt Portfolio as a shareholder of a regulated investment company paying such dividends will receive the same Federal tax treatment as interest received by the Portfolio on Municipal Instruments held by it.

MUNICIPAL AND RELATED INSTRUMENTS. Municipal Instruments in which the Tax-Exempt Portfolio may invest include debt obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities.

Municipal Instruments may be issued to obtain funds for various public purposes, including capital improvements, the refunding of outstanding obligations, general operating expenses, and lending to other public agencies. Among other instruments, the Portfolio may purchase short-term Tax Anticipation Notes,

Bond Anticipation Notes, Revenue Anticipation Notes, and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

Municipal Instruments include both "general" and "revenue" obligations. General obligations are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue obligations are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source such as lease payments from the user of the facility being financed. Industrial development bonds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of an industrial revenue bond is usually directly related to the credit standing of the private user of the facility involved.

The Tax-Exempt Portfolio may also invest in "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of a moral obligation bond is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Municipal bonds with a series of maturity dates are called Serial Bonds. The Portfolio may purchase Serial Bonds and other long-term securities provided that they have a remaining maturity meeting the Tax-Exempt Portfolio's maturity requirements. The Portfolio may also purchase long-term variable and floating rate bonds (sometimes referred to as "Put Bonds") where the Portfolio obtains at the time of purchase the right to put the bond back to the issuer or a third party at par at least every thirteen months. Put Bonds with conditional puts (that is, puts which cannot be exercised if the issuer defaults on its payment obligations) will present risks that are different than those of other Municipal Instruments because of the possibility that the Portfolio might hold a long-term Put Bond on which a default occurs following its acquisition by the Portfolio.

The Tax-Exempt Portfolio may acquire securities in the form of custodial receipts evidencing rights to receive a specific future interest payment, principal payment or both on certain municipal obligations. Such obligations are held in custody by a bank on behalf of the holders of the receipts. These custodial receipts are known by various names, including "Municipal Receipts," "Municipal Certificates of Accrual on Tax-Exempt Securities" ("M-CATS") and "Municipal Zero-Coupon Receipts." The Portfolio may also purchase certificates of participation that, in the opinion of counsel to the issuer, are exempt from regular Federal income tax. Certificates of participation are a type of floating or variable rate obligation that represents interests in a pool of municipal obligations held by a bank.

The Tax-Exempt Portfolio may acquire "standby commitments" with respect to the Municipal Instruments it holds. Under a standby commitment, a dealer agrees to purchase at the Portfolio's option specified Municipal Instruments at a specified price. The acquisition of a standby commitment may increase the cost, and thereby reduce the yield, of the Municipal Instruments to which the commitment relates. The Portfolio will acquire standby commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

Municipal Instruments purchased by the Tax-Exempt Portfolio may be backed by letters of credit or other forms of credit enhancement issued by foreign (as well as domestic) banks and other financial institutions.

The credit quality of these banks and financial institutions could, therefore, cause loss to a Portfolio that invests in Municipal Instruments. Letters of credit and other obligations of foreign financial institutions may involve certain risks in addition to those of domestic obligations. (See "Foreign Obligations" above.)

As stated, the Tax-Exempt Portfolio expects to invest primarily in Municipal Instruments. However, the Portfolio may from time to time hold uninvested cash or invest a portion of its assets in Taxable Investments. The Portfolio does not intend to invest more than 25% of the value of its total assets in industrial development bonds or similar obligations where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry. The Portfolio may, however, invest 25% or more of its total assets in (a) Municipal Instruments the interest upon which is paid solely from revenues of similar projects, and (b) industrial development obligations. In addition, although the Tax-Exempt Portfolio does not expect to do so during normal market conditions, it may invest more than 25% of the value of its total assets in Municipal Instruments whose issuers are in the same state. When a substantial percentage of the Portfolio's assets is invested in instruments which are used to finance facilities involving a particular industry, whose issuers are in the same state or which are otherwise related, there is a possibility that an economic, business or political development affecting one such instrument would likewise affect the other related instruments. The Tax-Exempt Portfolio did not invest 25% or more of its assets in any of these categories during the year ended November 30, 1997, except for industrial development obligations.

So long as other suitable Municipal Instruments are available for investment, the Tax-Exempt Portfolio does not intend to invest in "private activity bonds" the interest from which may be treated as an item of tax preference to unitholders under the Federal alternative minimum tax.

The Diversified Assets Portfolio may also invest up to 5% of its net assets from time to time in municipal instruments or other securities issued by state and local governmental bodies when, as a result of prevailing economic, regulatory or other circumstances, the yield of such securities, on a pre-tax basis, is comparable to that of other permitted short-term taxable investments. Dividends paid on such investments will be taxable to unitholders.

ISSUER DIVERSIFICATION. In accordance with current SEC regulations, each Portfolio intends to limit investments in the securities of any single issuer (excluding cash, cash items, certain repurchase agreements, U.S. Government securities or securities of other investment companies) to not more than 5% of the value of its total assets at the time of purchase, except that (a) 25% of the value of the total assets of each Portfolio may be invested in the securities of any one issuer (limited to repurchase agreements, certificates of deposit and bankers' acceptances in the case of the Government Select, Government and Diversified Assets Portfolios) for a period of up to three Business Days; and (b) securities subject to certain unconditional guarantees are subject to different diversification requirements as described in the Additional Statement. In addition, the Portfolios will limit their investments in securities that are not First Tier Securities as prescribed in Rule 2a-7.

DERIVATIVE INSTRUMENTS. Each Portfolio may also purchase certain "derivative" instruments. "Derivative" instruments are instruments that derive value from the performance of underlying assets, interest rates or indices, and include (but are not limited to) various structured debt obligations (including certain variable and floating rate instruments). Derivative instruments present, to varying degrees, market risk that the performance of the underlying assets, interest rates or indices will decline; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility risk that, if interest rates change adversely, the value of the derivative instrument will decline more than the assets, rates or indices on which it is based; liquidity risk that a Portfolio will be unable to sell a derivative instrument when it wants because of lack of market depth or market disruption; pricing risk that the value of a derivative instrument will not correlate exactly to the value of the underlying assets, rates or indices on which it is based; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. Some derivative instruments are more complex than others, and for those instruments that have been developed recently, data is lacking regarding their actual performance over complete market cycles. Northern will evaluate the risks presented by the derivative instruments purchased by the Portfolios, and will determine, in connection with its day-to-day management of the Portfolios, how they will be used in furtherance of the Portfolios' investment objectives. It is possible, however, that Northern's evaluations will prove to be inaccurate or incomplete and, even when accurate and complete, it is possible that the Portfolios will, because of the risks discussed above, incur loss as a result of their investments in derivative instruments.

ILLIQUID OR RESTRICTED SECURITIES. A Portfolio will not invest more than 10% of its net assets in securities which are illiquid, including repurchase agreements and time deposits that do not provide for payment to the Trust within seven days after notice and certificates of participation for which there is no readily available secondary market and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933 (the "1933 Act"). In accordance with the current position of the staff of the SEC, municipal custodial receipts representing rights only to either future interest or to future principal payments will be considered illiquid.

If otherwise consistent with its investment objective and policies, the Portfolios may purchase commercial paper issued pursuant to Section 4(2) of the 1933 Act and securities that are not registered under the 1933 Act but can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as Northern determines, under guidelines approved by the Trust's Board of Trustees, that an adequate trading market exists. This practice could increase the level of illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

MISCELLANEOUS. Although the Portfolios will generally not seek profits through short-term trading, each Portfolio may dispose of any portfolio security prior to its maturity if, on the basis of a revised credit evaluation of the issuer or other considerations, Northern believes such disposition is advisable. Subsequent to its purchase, a portfolio security may be assigned a lower rating or cease to be rated. Such an event would not necessarily require the disposition of the security, if the continued holding of the security is determined to be in the best interest of the Portfolio and its shareholders.

In determining the creditworthiness of the issuers of portfolio securities that may be purchased and held by the Portfolios, Northern gathers and reviews historical financial data and, through the use of a proprietary software computer program, analyzes and attempts to assess the fundamental strengths and weaknesses of individual issuers, industries and market sectors. Exposure limits are established by Northern for each security in conformance with the objectives and policies stated in this Prospectus, and are thereafter adjusted periodically in response to changes in relevant credit factors.

The Portfolios do not intend to purchase certificates of deposit of Northern or its affiliate banks, commercial paper issued by Northern's parent holding company or other securities issued or guaranteed by Northern, its parent holding company or their subsidiaries or affiliates.

INVESTMENT RESTRICTIONS

The Portfolios are subject to certain investment restrictions which, as described in more detail in the Additional Statement, are fundamental policies that cannot be changed without the approval of a majority of the outstanding shares of a Portfolio. Each Portfolio will limit its investments so that less than 25% of the Portfolio's total assets will be invested in the securities of issuers in any one industry (with certain limited exceptions). Each Portfolio may borrow money from banks for temporary or emergency purposes or to meet redemption requests, provided that the Portfolio maintains asset coverage of at least 300% for all such borrowings.

                               TRUST INFORMATION

BOARD OF TRUSTEES

The business and affairs of the Trust and each Portfolio are managed under the direction of the Trust's Board of Trustees. The Additional Statement contains the name of each Trustee and background information regarding the Trustees.

INVESTMENT ADVISER, TRANSFER AGENT AND CUSTODIAN

Northern, which has offices at 50 S. LaSalle Street, Chicago, Illinois 60675, serves as investment adviser, transfer agent and custodian for each Portfolio. As transfer agent, Northern performs various shareholder servicing functions, and any shareholder inquiries should be directed to it.

Northern, a member of the Federal Reserve System, is an Illinois state-chartered commercial bank and the principal subsidiary of Northern Trust Corporation, a bank holding company. Northern was formed in 1889 with capitalization of $1 million. As of December 31, 1997, Northern Trust Corporation and its subsidiaries had approximately $25.3 billion in assets, $16.4 billion in deposits and employed over 7,553 persons.

Northern and its affiliates administered in various capacities (including as master trustee, investment manager or custodian) approximately $1 trillion of assets as of December 31, 1997, including approximately $196.5 billion of assets for which Northern and its affiliates had investment management responsibility. Included in managed assets were approximately $ billion of money market instruments.

Under its Advisory Agreement with the Trust, Northern, subject to the general supervision of the Trust's Board of Trustees, is responsible for making investment decisions for the Portfolios and placing purchase and sale orders for portfolio securities. Northern is also responsible for monitoring and preserving the records required to be maintained under the regulations of the SEC (with certain exceptions unrelated to its activities for the Trust). As compensation for its advisory services and its assumption of related expenses, Northern is entitled to a fee, computed daily and payable monthly, at an annual rate of .25% of the average daily net assets of each Portfolio.

For serving as investment adviser during the fiscal year ended November 30, 1997, Northern earned fees paid by the Government Portfolio, the Diversified Assets Portfolio and the Tax-Exempt Portfolio at the rate of

 .25% (per annum) of each Portfolio's average daily net assets. For serving as investment adviser during the fiscal year ended November 30, 1997, Northern earned fees (after waivers) paid by the Government Select Portfolio at the rate of .10% (per annum) of its average daily net assets.

ADMINISTRATOR AND DISTRIBUTOR

Goldman Sachs, 85 Broad Street, New York, New York 10004, acts as administrator and distributor for the Portfolios. Subject to the limitations described below, as compensation for its administrative services (which include supervision with respect to the Trust's non-investment advisory operations) and the assumption of related expenses, Goldman Sachs is entitled to a fee from each Portfolio, computed daily and payable monthly, at an annual rate of .10% of the average daily net assets of each Portfolio. No compensation is payable by the Trust to Goldman Sachs for its distribution services.

In addition, Goldman Sachs has agreed that it will reimburse each Portfolio for all expenses (including the fees payable to Goldman Sachs as Administrator, but excluding the fees payable to Northern for its duties as investment adviser and transfer agent and extraordinary expenses such as interest, taxes and indemnification expenses) which exceed on an annualized basis .10% of such Portfolio's average daily net assets for any fiscal year. In addition, as stated under "Highlights--Summary of Expenses," Northern intends to voluntarily reduce its advisory fee for the Government Select Portfolio during the Trust's current fiscal year. The result of these reimbursement and fee reductions will be to increase the yields of the Portfolios during the periods for which the reimbursements and reductions are made.

SERVICE PLAN

Pursuant to a Service Plan ("Service Plan") adopted by the Board of Trustees of the Trust with respect to the Service Shares, banks, trust companies and other financial institutions which may include Northern and its affiliates ("Servicing Agents") may enter into agreements ("Servicing Agreements"), under which they will render (or arrange for the rendering of) administrative support services for Service Share investors for the fees described below ("Service Fees").

The administrative support services to be provided by Servicing Agents, which are described more fully in the Additional Statement, may include establishing and maintaining individual accounts and records with respect to Service Shares owned by their customers, processing purchase, redemption and exchange orders for their customers, placing net purchase and redemption orders from their customers, placing net purchase and redemption orders with Northern acting as the Trust's transfer agent and providing cash management or sweep accounts and similar programs and services for their customers. For these administrative support services, the Service Plan provides for the payment of fees to Servicing Agents at an annual rate of up to .25% of the average daily net asset value of the Service Shares beneficially owned by their customers. In addition, the Service Plan provides for the payment of fees to Goldman Sachs or other institutions at an annual rate of up to .08% of the average daily net asset value of Service Shares serviced by such institutions for ongoing consulting services, technology and systems support services relating to cash management or sweep account services.

Servicing Agents are required to provide investors with a schedule of any credits, fees or other conditions that may be applicable to the investment of their assets in Service Shares. Conflict of interest restrictions may apply to the receipt of compensation by the Trust to a Servicing Agent in connection with the investment of fiduciary funds in Service Shares. Banks and other institutions regulated by the Office of Comptroller of the Currency, Board of Governors of the Federal Reserve System and state banking commissions, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult legal counsel before entering into Servicing Agreements.

EXPENSES

Except as set forth above and in the Additional Statement under "Additional Trust Information," each Portfolio is responsible for the payment of its expenses. Such expenses include without limitation, the fees and expenses payable to Northern and Goldman Sachs, fees for the registration or qualification of Portfolio shares under Federal or state securities laws, expenses of the organization of the Portfolio, taxes, interest, costs of liability insurance, fidelity bonds, indemnification or contribution, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Trust for violation of any law, legal, tax and auditing fees and expenses, Servicing Fees, expenses of preparing and printing prospectuses, statements of additional information, proxy materials, reports and notices and the printing and distributing of the same to the Trust's shareholders and regulatory authorities, compensation and expenses of its Trustees, expenses of industry organizations such as the Investment Company Institute, miscellaneous expenses and extraordinary expenses incurred by the Trust.

                                   INVESTING

PURCHASE OF SERVICE SHARES

Service Shares are offered to Northern, its affiliates and other institutions and organizations (the "Institutions") acting on behalf of their customers, clients, employees and others (the "Customers"). Service Shares of the Portfolios are sold on a continuous basis by the Trust's distributor, Goldman Sachs, to Institutions that have agreed to render (or arrange for the rendering of) administrative support services to customers pursuant to a Servicing Agreement and either maintain certain qualified accounts with Northern or its affiliates or invest an aggregate of at least $5 million in one or more Portfolios of the Trust. See "Trust Information--Servicing Plan" above. The Trust has established procedures for purchasing Service Shares in order to accommodate different types of Institutions.

PURCHASE OF SERVICE SHARES THROUGH QUALIFIED ACCOUNTS. Any Institution maintaining a qualified account at Northern or an affiliate may make purchases through such qualified account either by directing automatic investment of cash balances in excess of certain agreed upon amounts or by directing investments from time to time on a non-automatic basis. The nature of an Institution's relationship with Northern or an affiliate will determine whether the Institution maintains a qualified account as well as the procedures available for purchases. Institutions should contact Northern or an affiliate for further information in this regard. There is no minimum initial investment for Institutions that maintain qualified accounts with Northern or its affiliates.

PURCHASE OF SERVICE SHARES DIRECTLY FROM THE TRUST. An Institution that purchases Service Shares directly may do so by means of one of the following procedures, provided it makes an aggregate minimum initial investment of $5 million in one or more Portfolios of the Trust:

  PURCHASE BY MAIL. An Institution desiring to purchase Service Shares of a Portfolio by mail should mail a check or Federal Reserve draft payable to the specific Portfolio together with a completed and signed new account application to The Benchmark Funds, c/o The Northern Trust Company, P.O. Box 75943, Chicago, Illinois 60675-5943. An application will be incomplete if it does not include a corporate resolution with the corporate seal and secretary's certification within the preceding 30 days, or other acceptable evidence of authority. If an Institution desires to purchase the Service Shares of more than one Portfolio, the Institution should send a separate check for each Portfolio. All checks must be payable in U.S. dollars and drawn on a bank located in the United States. A $20 charge will be imposed if a check does not clear. The proceeds of redemptions of shares purchased by check may be delayed up to 15 days to allow the Trust to determine that the check has cleared and been paid. Cash and third party checks are not acceptable for the purchase of Service Shares.

  PURCHASE BY TELEPHONE. An Institution desiring to purchase Service Shares of a Portfolio by telephone should call Northern acting as the Trust's transfer agent ("Transfer Agent") at 1-800-637-1380. Please be prepared to identify the name of the Portfolio with respect to which Service Shares are to be purchased and the manner of payment. Please indicate whether a new account is being established or an additional payment is being made to an existing account. If an additional payment is being made to an existing account, please provide the Institution's name and Portfolio Account Number. Purchase orders are effected upon receipt by the Transfer Agent of Federal funds or other immediately available funds in accordance with the terms set forth below.

  PURCHASE BY WIRE OR ACH TRANSFER. An Institution desiring to purchase Service Shares of a Portfolio by wire or ACH Transfer should call the Transfer Agent at 1-800-637-1380 for instructions if it is not making an additional payment to an existing account. An Institution that wishes to add to an existing account should wire Federal funds or effect an ACH Transfer to:

                      The Northern Trust Company
                      Chicago, Illinois
                      ABA Routing No. 0710-00152
                      (Reference 10 Digit Portfolio Account Number) (Reference Unitholder's Name)

  For other information concerning requirements for the purchase of Service Shares, call the Transfer Agent at 1-800-637-1380.

EFFECTIVE TIME OF PURCHASES. A purchase order for Service Shares placed with the Transfer Agent by 1:00 p.m., Chicago time, on a Business Day (as defined under "Miscellaneous") will be effected on that Business Day at the net asset value next determined on that day with respect to a Portfolio, provided that the Transfer Agent receives the purchase price in Federal funds or other immediately available funds prior to 1:00 p.m.,

Chicago time, on the same Business Day such order is received. Orders received after 1:00 p.m. on a Business Day will be effected at the net asset value next determined on the following Business Day, provided that payment is received as provided herein. Purchase orders received on a non-Business Day will not be executed until the following Business Day in accordance with the foregoing procedures. An order generated pursuant to an automatic investment direction of an Institution that has a qualified account with Northern or its affiliates will normally be placed either on the Business Day that funds are available in such account or on the first Business Day thereafter, depending upon the terms of the Institution's automatic investment arrangements. Shares of a Portfolio are entitled to the dividends declared by the Portfolio beginning on the Business Day the purchase order is executed.

MISCELLANEOUS PURCHASE INFORMATION. Shares are purchased without a sales charge imposed by the Trust. The minimum initial investment is $5 million for Institutions that invest directly in one or more investment portfolios of the Trust. The Trust reserves the right to waive this minimum and to determine the manner in which the minimum investment is satisfied. There is no minimum for subsequent investments.

Institutions intending to place a purchase order of $5 million or more directly with the Trust through the Transfer Agent are requested to give advance notice to the Transfer Agent no later than 11:00 a.m. Chicago Time on a Business Day in order to assist in the processing of the order.

See "Miscellaneous" below for information on when the Trust may advance the time by which purchase requests must be received.

Institutions may impose minimum investment and other requirements on Customers purchasing shares through them. Depending on the terms governing the particular account, Institutions may impose account charges such as asset allocation fees, account maintenance fees, compensating balance requirements or other charges based upon account transactions, assets or income, which will have the effect of reducing the net return on an investment in a Portfolio. In addition, Institutions will enter into Servicing Agreements with the Trust whereby they will perform (or manage to have performed) various administrative support services for customers who are the beneficial owners of Service Shares. These services may include providing sweep accounts or similar programs to their customers. See "Trust Information--Service Plan." The exercise of voting rights and the delivery to Customers of shareholder communications from the Trust will be governed by the Customers' account agreements with the Institutions. Customers should read this Prospectus in connection with any relevant agreement describing the services provided by an Institution and any related requirements and charges, or contact the Institution at which the Customer maintains its account for further information.

Institutions that purchase shares on behalf of Customers are responsible for transmitting purchase orders to the Transfer Agent and delivering required Federal funds on a timely basis. An Institution will be responsible for all losses and expenses of a Portfolio as a result of a check that does not clear, an ACH transfer that is rejected, or any other failure to make payment in the time and manner described above, and Northern may redeem shares from an account it maintains to protect the Portfolio and Northern against loss. The Trust reserves the right to reject any purchase order. In those cases in which an Institution pays for shares by check, Federal funds will generally become available two Business Days after a purchase order is received. Federal regulations require that the Transfer Agent be furnished with a taxpayer identification number upon opening or reopening an account. Purchase orders without such a number or an indication that a number has been applied for will not be accepted. If a number has been applied for, the number must be provided and certified within sixty days of the date of the order.

Payment for shares of a Portfolio may, in the discretion of Northern, be made in the form of securities that are permissible investments for the Portfolio. For further information about the terms of such purchases, see the Additional Statement.

In the interests of economy and convenience, certificates representing shares of the Portfolios are not issued.

Institutions investing in the Portfolios on behalf of their Customers should note that state securities laws regarding the registration of dealers may differ from the interpretations of Federal law and such institutions may be required to register as dealers pursuant to state law.

Northern may, at its own expense, provide compensation to certain dealers and other financial intermediaries who provide services to their customers who invest in the Trust or whose customers purchase significant amounts of shares of a Portfolio. The amount of such compensation may be made on a one-time and/or periodic basis, and may represent all or a portion of the annual fees that are earned by Northern as investment adviser to such Portfolio (after adjustments) and are attributable to shares held by such customers. Such compensation will not represent an additional expense to the Trust or its shareholders, since it will be paid from assets of Northern or its affiliates.

REDEMPTION OF SERVICE SHARES

Institutions may redeem shares of a Portfolio through procedures established by Northern and its affiliates in connection with the requirements of their qualified accounts or through procedures set forth herein with respect to Institutions that invest directly.

REDEMPTION OF SHARES THROUGH QUALIFIED ACCOUNTS. Institutions may redeem shares in their qualified accounts at Northern or its affiliates. For Institutions that participate in an automatic investment service described above under "Purchase of Service Shares," Northern or its affiliates will calculate on each Business Day the number of shares that need to be redeemed in order to bring the Institution's account up to any agreed upon minimum amount. Redemption requests on behalf of an Institution will normally be placed either on the Business Day the redemption amount is calculated or on the first Business Day thereafter, depending upon the terms of the Institution's automatic investment arrangements. In the latter case, however, Northern or its affiliates normally will provide funds by provisionally crediting the qualified account of the Institution on the Business Day on which the calculation is made. The nature of an Institution's relationship with Northern or an affiliate will determine whether the Institution maintains a "qualified account" as well as the procedures available for redemptions. Institutions should contact Northern or an affiliate for further information in this regard.

REDEMPTION OF SHARES DIRECTLY. Institutions that purchase shares directly from the Trust through the Transfer Agent may redeem all or part of their Portfolio shares in accordance with the procedures set forth below.

  REDEMPTION BY MAIL. An Institution may redeem shares by sending a written request to The Benchmark Funds, c/o The Northern Trust Company, P.O. Box 75943, Chicago, Illinois 60675-5943. Redemption requests must be signed by a duly authorized person, and must state the number of shares or the dollar amount to be redeemed and identify the Portfolio Account Number. See "Other Requirements."

  REDEMPTION BY TELEPHONE. An Institution may redeem shares by placing a redemption order by telephone by calling the Transfer Agent at 1-800-637-1380. During periods of unusual economic or market changes, telephone redemptions may be difficult to implement. In such event, shareholders should follow procedures outlined above under "Redemption by Mail."

  REDEMPTION BY WIRE. If an Institution has given authorization for expedited wire redemption, shares can be redeemed and the proceeds sent by Federal wire transfer to a single previously designated bank account. The minimum amount which may be redeemed by this method is $10,000. The Trust reserves the right to change or waive this minimum or to terminate the wire redemption privilege. See "Other Requirements."

  TELEPHONE PRIVILEGE. An Institution that has notified the Transfer Agent in writing of the Institution's election to redeem or exchange shares by placing an order by telephone may do so by calling the Transfer Agent at 1-800-637-1380. Neither the Trust nor its Transfer Agent will be responsible for the authenticity of instructions received by telephone that are reasonably believed to be genuine. To the extent that the Trust fails to use reasonable procedures to verify the genuineness of telephone instructions, it or its service providers may be liable for such instructions that prove to be fraudulent or unauthorized. In all other cases, the shareholder will bear the risk of loss for fraudulent telephone transactions. However, the Transfer Agent has adopted procedures in an effort to establish reasonable safeguards against fraudulent telephone transactions. The proceeds of redemption orders received by telephone will be sent by check, by wire or by transfer pursuant to proper instruments. All checks will be made payable to the shareholder of record and mailed only to the shareholder's address of record. See "Other Requirements." Additionally, the Transfer Agent utilizes recorded lines for telephone transactions and retains such tape recordings for six months, and will request a form of identification if such identification has been furnished to the Transfer Agent or the Trust.

  OTHER REQUIREMENTS. A change of wiring instructions and a change of the address of record may be effected only by a written request to the Transfer Agent accompanied by (i) a corporate resolution which evidences authority to sign on behalf of the Institution (including the corporate seal and secretary's certification within the preceding 30 days), (ii) a signature guarantee by a financial institution that is a participant in the Stock Transfer Agency Medallion Program ("STAMP") in accordance with rules promulgated by the SEC (a signature notarized by a notary public is not acceptable) or (iii) such other means or evidence of authority as may be acceptable to the Transfer Agent. A redemption request by mail will not be effective unless signed by a person authorized by the corporate resolution or other acceptable evidence of authority on file with the Transfer Agent.

EXCHANGE PRIVILEGE. Institutions and, to the extent permitted by their account agreements, Customers, may, after appropriate prior authorization, exchange Service Shares of a Portfolio having a value of at least $1,000 for Service Shares of certain other portfolios of the Trust as to which the Institution or Customer maintains an existing account with an identical title.

Exchanges will be effected by a redemption of shares of the portfolio held and the purchase of shares of the portfolio acquired. Customers of Institutions should contact their Institutions for further information regarding the Trust's exchange privilege and Institutions should contact the Transfer Agent as appropriate.

Customers and Institutions exercising the exchange privilege should read the relevant Prospectus prior to making an exchange. The Trust reserves the right to modify or terminate the exchange privilege at any time upon 60 days' written notice to shareholders of record and to reject any exchange request. Exchanges are only available in states where an exchange can legally be made.

EFFECTIVE TIME OF REDEMPTIONS AND EXCHANGES. Redemption orders of Portfolio shares are effected at the net asset value per share next determined after receipt in good order by the Transfer Agent. Good order means that the request includes the following: the account number and Portfolio name; the amount of the transaction (as specified in dollars or shares); and the signature of a duly authorized person (except for telephone and wire redemptions). See "Investing--Redemption of Service Shares--Other Requirements." Exchange orders are effected at the net asset value per share next determined after receipt in good order by the Transfer Agent. Payment for redeemed shares for which a redemption order is received by Northern with respect to a qualified account it maintains or the Transfer Agent as of 1:00 p.m., Chicago time, on a Business Day normally will be made in Federal funds or other immediately available funds wired or sent by check to the redeeming shareholder or, if selected, the shareholder's qualified account with Northern on that Business Day. Redemption orders received after 1:00 p.m. will be effected the next Business Day. Proceeds for redemption orders received on a non-Business Day will normally be sent on the next Business Day after receipt in good order.

MISCELLANEOUS REDEMPTION AND EXCHANGE INFORMATION. All redemption proceeds will be sent by check unless Northern or the Transfer Agent is directed otherwise. The ACH system may be utilized for payment of redemption proceeds. Redemption of shares may not be effected if a shareholder has failed to submit a completed and properly executed (with corporate resolution or other acceptable evidence of authority) new account application. Institutions intending to place exchange and redemption orders for same day proceeds of $5 million or more directly with the Trust through the Transfer Agent are requested to give advance notice to the Transfer Agent no later than 11:00 a.m. Chicago Time on a Business Day. The proceeds of redemptions of shares purchased by check may be delayed up to 15 days to allow the Trust to determine that the check has cleared and been paid. The Trust reserves the right to defer crediting, sending or wiring redemption proceeds for up to seven days after receiving a redemption order if, in its judgment, an earlier payment could adversely affect a Portfolio.

See "Miscellaneous" below for information on when the Trust may advance the time by which redemption and exchange requests must be received.

The Trust may require any information reasonably necessary to ensure that a redemption has been duly authorized. Dividends on shares are earned through and including the day prior to the day on which they are redeemed.

It is the responsibility of Institutions acting on behalf of Customers to transmit redemption orders to the Transfer Agent and to credit Customers' accounts with the redemption proceeds on a timely basis. If a Customer has agreed with a particular Institution to maintain a minimum balance in his account at such Institution and the balance in such account falls below that minimum, such Customer may be obliged to redeem all or part of his shares to the extent necessary to maintain the required minimum balance.

DISTRIBUTIONS

Shareholders of each Portfolio are entitled to dividends and distributions arising from the net income and capital gains, if any, earned on investments held by the particular Portfolio. Dividends from each Portfolio's net income are declared daily as a dividend to shareholders of record at the close of business on the days the dividends are declared (or 3:00 p.m., Chicago time, on non-Business Days).

Net income of the Service Shares of each Portfolio includes interest accrued on the assets of such Portfolio and allocated to its Service Shares less the estimated expenses charged to the Service Shares of such Portfolio. Net realized short-term capital gains of each Portfolio will be distributed at least annually. The Portfolios do not expect to realize net long-term capital gains.

Dividends declared during a calendar month (including dividends with respect to shares redeemed at any time during the month) will be paid as soon as practicable following the end of the month. All distributions are paid by each Portfolio in cash or are automatically reinvested (without any sales charge) in additional Service Shares of the same Portfolio. Arrangements may be made for the crediting of such distributions to a shareholder's account with Northern, its affiliates or its correspondent banks.

TAXES

Management of the Trust intends that each Portfolio will qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") as long as such qualification is in the best interest of the Portfolio's shareholders. Such qualification generally relieves each Portfolio of liability for Federal income taxes to the extent its earnings are distributed in accordance with the Code, but shareholders, unless otherwise exempt, will pay income taxes on amounts so distributed (except distributions that constitute "exempt-interest dividends" or that are treated as a return of capital). Dividends paid from net short-term capital gains are treated as ordinary income dividends. None of the Portfolios' distributions will be eligible for the corporate dividends received deduction.

The Tax-Exempt Portfolio intends to pay substantially all of its dividends as "exempt-interest dividends." Investors in the Portfolio should note, however, that taxpayers are required to report the receipt of tax-exempt interest and "exempt-interest dividends" on their Federal income tax returns and that in two circumstances such amounts, while exempt from regular Federal income tax, are taxable to persons subject to alternative minimum taxes. First, tax-exempt interest and "exempt-interest dividends" derived from certain private activity bonds issued after August 7, 1986 generally will constitute an item of tax preference for corporate and noncorporate taxpayers in determining alternative minimum tax liability. Second, all tax-exempt interest and "exempt-interest dividends" must be taken into account by corporate taxpayers in determining certain adjustments for alternative minimum tax purposes. Shareholders who are recipients of Social Security Act or Railroad Retirement Act benefits should note that tax-exempt interest and "exempt-interest dividends" will be taken into account in determining the taxability of their benefit payments. To the extent, if any, that dividends paid by the Tax-Exempt Portfolio to its shareholders are derived from taxable interest or from capital gains, such dividends will be subject to Federal income tax, whether received in cash or reinvested in additional shares.

The Tax-Exempt Portfolio will determine annually the percentages of its net investment income which are exempt from the regular Federal income tax, which constitute an item of tax preference for purposes of the Federal alternative minimum tax, and which are fully taxable and will apply such percentages uniformly to all distributions declared from net investment income during that year. These percentages may differ significantly from the actual percentages for any particular day.

The Trust will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in those months will be deemed for Federal tax purposes to have been paid by a Portfolio and to have been received by the shareholders on December 31 of that year, if the dividends are actually paid during the following January.

The foregoing discussion is only a brief summary of some of the important tax considerations generally affecting the Portfolios and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors should consult their tax advisers with specific reference to their own Federal, state and local tax situation. In particular, although the Government Select Portfolio intends to invest primarily in U.S. Government securities the interest on which is generally exempt from state income taxation, an investor should consult his or her own tax adviser to determine whether distributions from the Portfolio are exempt from state income taxation in the investor's own situation. Similarly, dividends paid by the Portfolios may be taxable to investors under state or local law as dividend income even though all or a portion of such dividends may be derived from interest on obligations which, if realized directly, would be exempt from such income taxes. Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in one or more of the Portfolios.

                                NET ASSET VALUE

The net asset value per share of each Portfolio for purposes of purchases and redemptions is calculated by Northern as of 3:00 p.m., Chicago time, immediately after the declaration of net income earned by shareholders of record, on each Business Day (as defined below under "Miscellaneous"), except for days during which no shares are tendered to the Portfolio for redemption and no orders to purchase or sell shares are received by the Portfolio and except for days on which there is an insufficient degree of trading in the Portfolio's securities for changes in the value of such securities to materially affect the net asset value per share. The time at which the net asset value per share of each Portfolio is calculated may be advanced on days on which Northern or the securities markets close early. See "Miscellaneous" below. Net asset value per share of each Portfolio is calculated by adding the value of all securities and other assets belonging to the Portfolio that are allocated to the Service Shares, subtracting the liabilities charged to the Service Shares and dividing by the number of Service Shares of the Portfolio outstanding.

In seeking to maintain a net asset value of $1.00 per share with respect to each Portfolio for purposes of purchases and redemptions, the Trust values the portfolio securities held by a Portfolio pursuant to the amortized cost method. Under this method, investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period of maturity. See "Amortized Cost Valuation" in the Additional Statement. There can be no assurance that a Portfolio will be able at all times to maintain a net asset value per share of $1.00.

                            PERFORMANCE INFORMATION

From time to time the Portfolios may advertise the "yields" and "effective yields", and the Government Select Portfolio and Tax-Exempt Portfolio may advertise the "tax-equivalent yields", of Service Shares. These yield figures will fluctuate, are based on historical earnings and are not intended to indicate future performance. "Yield" refers to the net investment income generated by an investment in the Portfolio over a seven-day period identified in the advertisement. This net investment income is then "annualized." That is, the amount of net investment income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. "Effective yield" is calculated similarly but, when annualized, the net investment income earned by an investment in the Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The "tax-equivalent yield" demonstrates the level of taxable yield necessary to produce an after-tax yield equivalent to a Portfolio's tax-free yield. It is calculated by taking that portion of the seven-day "yield" which is tax-exempt and adjusting it to reflect the tax savings associated with a stated tax rate. The "tax-equivalent yield" will always be higher than the Portfolio's yield.

The Portfolios' yields may not provide a basis for comparison with bank deposits and other investments which provide a fixed yield for a stated period of time. Yield will be affected by portfolio quality, composition, maturity, market conditions and the level of the Portfolio's operating expenses.

Each Portfolio may also quote from time to time the total return on its Service Shares in accordance with SEC regulations.

                                 ORGANIZATION

Each Portfolio is a series of The Benchmark Funds, which was formed as a Delaware business trust on July 1, 1997 under an Agreement and Declaration of Trust. The Portfolios were formerly series of The Benchmark Funds, a Massachusetts business trust, and were reorganized into the Trust on March 31, 1998. As of the date of this Prospectus, the Trust offers eighteen separate series of shares of beneficial interest representing interests in eighteen investment portfolios, four of which are described in this prospectus; the other series of shares are described in a separate prospectus. The business and affairs of the Trust are managed by or under the direction of its Board of Trustees. The Declaration of Trust of the Trust authorizes the Board of Trustees to classify or reclassify any unissued shares into additional series or subseries within a series. Pursuant to such authority, the Board of Trustees has classified three subseries of shares in each Portfolio, the Shares, Service Shares and Premier Shares. This Prospectus relates only to Service Shares of the Portfolios described herein.

Each share of a Portfolio is without par value, represents an equal proportionate interest in that Portfolio with each other share of its class in that Portfolio and is entitled to such dividends and distributions earned on such Portfolio's assets as are declared in the discretion of the Board of Trustees. Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees and amounts payable under the Trust's Service Plan relating to the Service Shares and the Premier Shares. Because of these class-specific expenses, the performance of a Portfolio's Shares is expected to be higher than the performance of the Portfolio's Service Shares, and the performance of the Portfolio's Shares and Service Shares is expected to be higher than the performance of the Portfolio's Premier Shares. Any person entitled to receive compensation for selling or servicing shares of a Portfolio may receive different compensation with respect to one particular class of shares over another in the same Portfolio. The Trust offers various services in connection with the Service and Premier Shares in the Portfolios, including an automatic investment plan. For further information regarding the Trust's Shares and Premier Shares, contact 1-800-621-2550.

The Trust's shareholders are entitled at the discretion of the Board of Trustees to vote either on the basis of the number of shares held or the aggregate net asset value represented by such shares. Each series entitled to vote on a matter will vote thereon in the aggregate and not by series or class, except as otherwise required by law or when the matter to be voted on affects only the interests of shareholders of a particular series or class. The Additional Statement gives examples of situations in which the law requires voting by series or class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of the Trust may elect all of the Trustees irrespective of the vote of the other shareholders. In addition, holders of Shares, Service Shares and Premier Shares representing interests in the same Portfolio have equal voting rights except that only shares of a particular class within the Portfolio will be entitled to vote on matters submitted to a vote of shareholders (if any) relating to class-specific expenses that are payable by that class of shares.

As of December 31, 1997, Northern possessed sole or shared voting or investment power for its customer accounts with respect to more than 50% of the outstanding shares of the Trust.

The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. Pursuant to the Trust Agreement, the Trustees will promptly call a meeting of shareholders to vote upon the removal of any Trustee when so requested in writing by the record holders of 10% or more of the outstanding shares. To the extent required by law, the Trust will assist in shareholder communications in connection with such a meeting.

The Trust Agreement provides that each shareholder, by virtue of becoming such, will be held to have expressly assented and agreed to the terms of the Trust Agreement and to have become a party thereto.

                                 MISCELLANEOUS

The address of the Trust is 4900 Sears Tower, Chicago, Illinois 60606 and the telephone number is 1-800-621-2550.

As used in this Prospectus, the term "Business Day" refers to each day when Northern and the New York Stock Exchange are open, which is Monday through Friday, except for holidays observed by Northern and/or the Exchange other than Good Friday. For 1998, the holidays of Northern and/or the Exchange are: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving and Christmas Day. Notice of purchase, redemption or exchange orders to be executed on Good Friday, or any other day Northern is open for business and the Exchange is closed must be received by the Transfer Agent no later than 11:00 a.m. Chicago time on the prior Business Day if the amount of the order is in excess of $1,000,000. On those days when Northern or the Exchange closes early as a result of unusual weather or other circumstances, the right is reserved to advance the time on that day by which purchase, redemption and exchange requests must be received. In addition, on any Business Day when the Public Securities Association (PSA) recommends that the securities markets close early, the Portfolios reserve the right to cease or to advance the deadline for accepting purchase, redemption and exchange orders for same Business Day credit up to one hour before the PSA recommended closing time. Purchase, redemption and exchange requests received after the advanced closing time will be effected on the next Business Day.

                             ---------------------

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

THE BENCHMARK FUNDS

Investment Adviser, Transfer Agent and Custodian:
The Northern Trust Company 50 S. LaSalle Street Chicago, IL 60675

Administrator and Distributor:
Goldman, Sachs & Co. 4900 Sears Tower Chicago, IL 60606
The
Benchmark
Funds

Money
Market
Portfolios

Premier Shares

PROSPECTUS
        , 1998

++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
+INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A         +
+REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE + +SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY +
+OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT        +
+BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR + +THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE + +SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE + +UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF +
+ANY STATE.                                                                    +
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
                    SUBJECT TO COMPLETION--JANUARY 30, 1998

                              THE BENCHMARK FUNDS
                    (Advised by The Northern Trust Company)

THE NORTHERN TRUST COMPANY       INVESTMENT ADVISER, TRANSFER
50 S. LaSalle Street             AGENT AND CUSTODIAN
Chicago, Illinois 60675
312-630-6000
                               -----------------
This Prospectus describes the Premier Class of shares ("Premier Shares" or "shares") of four short-term money market portfolios (the "Portfolios") offered by The Benchmark Funds (the "Trust") to institutional investors. Each Portfolio, other than the Tax-Exempt Portfolio, seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Tax-Exempt Portfolio seeks to provide, to the extent consistent with the preservation of capital and prescribed portfolio standards, a high level of income exempt from regular Federal income tax.

  The GOVERNMENT SELECT PORTFOLIO invests in selected short-term obligations of the U.S. Government, its agencies and instrumentalities the interest on which is generally exempt from state income taxation.

  The GOVERNMENT PORTFOLIO invests in short-term obligations of the U.S. Government, its agencies and instrumentalities and related repurchase agreements.

  The DIVERSIFIED ASSETS PORTFOLIO invests in money market instruments of both U.S. and foreign issuers, including certificates of deposit, bankers' acceptances, commercial paper and repurchase agreements.

  The TAX-EXEMPT PORTFOLIO invests primarily in short-term municipal instruments the interest on which is exempt from regular Federal income tax.

Each Portfolio is advised by The Northern Trust Company ("Northern"). Shares are sold and redeemed without any purchase or redemption charge imposed by the Trust, although Northern and other institutions may charge their customers for services provided in connection with their investments.

This Prospectus provides information about the Portfolios that you should know before investing. It should be read and retained for future reference. If you would like more detailed information, a Statement of Additional Information
(the "Additional Statement") dated      , 1998 is available upon request
without charge by writing to the Trust's distributor, Goldman, Sachs & Co. ("Goldman Sachs"), 4900 Sears Tower, Chicago, Illinois 60606 or by calling 1-800-621-2550.

SHARES OF THE TRUST ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED, ENDORSED OR OTHERWISE SUPPORTED BY, THE NORTHERN TRUST COMPANY, ITS PARENT COMPANY OR ITS AFFILIATES AND ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. THERE CAN BE NO ASSURANCE THAT ANY PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. AN INVESTMENT IN A PORTFOLIO INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                  The date of this Prospectus is      , 1998.

                                     INDEX

                                    PAGE
                                    ----
HIGHLIGHTS                            3
----------
 Description of Trust                 3
 Summary of Expenses                  3
FINANCIAL HIGHLIGHTS                  6
--------------------
INVESTMENT INFORMATION                6
----------------------
 Government Select Portfolio          6
 Government Portfolio                 7
 Diversified Assets Portfolio         7
 Tax-Exempt Portfolio                 7
 Description of Securities and Com-
  mon Investment Techniques           8
 Investment Restrictions             15
TRUST INFORMATION                    15
-----------------
 Board of Trustees                   15

                                                              PAGE
                                                              ----
                          Investment Adviser, Transfer Agent
                           and Custodian                       15
                          Administrator and Distributor        16
                          Service Plan                         16
                          Expenses                             17
                         INVESTING                             16
                         ---------
                          Purchase of Premier Shares           17
                          Redemption of Premier Shares         20
                          Distributions                        22
                          Taxes                                23
                         NET ASSET VALUE                       24
                         ---------------
                         PERFORMANCE INFORMATION               25
                         -----------------------
                         ORGANIZATION                          25
                         ------------
                         MISCELLANEOUS                         26
                         -------------

                                   HIGHLIGHTS

DESCRIPTION OF TRUST

The Trust is an open-end, management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Each Portfolio consists of a separate pool of assets with separate investment policies, as described below under "Investment Information." All of the Portfolios are classified as diversified companies. Northern serves as investment adviser, transfer agent and custodian. Goldman Sachs serves as distributor and administrator.

Shares of the Portfolios are offered exclusively to institutional investors. See "Investing--Purchase of Premier Shares" and "Investing--Redemption of Premier Shares" for information on how to place purchase and redemption orders.

Each Portfolio seeks to maintain a net asset value of $1.00 per share. The assets of each Portfolio will be invested in dollar-denominated debt securities with remaining maturities of thirteen months or less as defined by the Securities and Exchange Commission (the "SEC"), and each Portfolio's dollar-weighted average portfolio maturity will not exceed 90 days. All securities acquired by the Portfolios will be determined by Northern, under guidelines established by the Trust's Board of Trustees, to present minimal credit risks, and will be "Eligible Securities" as defined by the SEC. There can be no assurance that the Portfolios will be able to achieve a stable net asset value on a continuous basis, or that they will achieve their investment objectives.

Investors should note that one or more of the Portfolios may purchase variable and floating rate instruments, enter into repurchase agreements, reverse repurchase agreements and securities loans, acquire U.S. dollar-denominated instruments of foreign issuers and make limited investments in illiquid securities and securities issued by other investment companies. These investment practices involve investment risks of varying degrees. None of the Portfolios will invest in instruments denominated in a foreign currency.

SUMMARY OF EXPENSES

The following table sets forth the estimated annualized operating expenses for Premier Shares of the Portfolios for the current fiscal year. Hypothetical examples based on the table are also shown.

                                    GOVERNMENT            DIVERSIFIED   TAX-
                                      SELECT   GOVERNMENT   ASSETS     EXEMPT
                                    PORTFOLIO  PORTFOLIO   PORTFOLIO  PORTFOLIO
                                    ---------- ---------- ----------- ---------
Shareholder Transaction Expenses
  Maximum Sales Charge Imposed on
   Purchases.......................    None       None       None       None
  Sales Charge Imposed on Rein-
   vested Distributions............    None       None       None       None
  Deferred Sales Load Imposed on
   Redemptions.....................    None       None       None       None
  Redemption Fees..................    None       None       None       None
  Exchange Fees....................    None       None       None       None

                                   GOVERNMENT            DIVERSIFIED   TAX-
                                     SELECT   GOVERNMENT   ASSETS     EXEMPT
                                   PORTFOLIO  PORTFOLIO   PORTFOLIO  PORTFOLIO
                                   ---------- ---------- ----------- ---------
Annual Operating Expenses After
 Expense Reimbursements and Fee
 Reductions (as a percentage of
 average daily net assets)
  Management Fees (After Fee Re-
   ductions)......................    .10%       .25%       .25%       .25%
  12b-1 Fees......................    None       None       None       None
Other Operating Expenses:
  Administrative Support Fees.....    .33%       .33%       .33%       .33%
  Shareholder Liaison Fees........    .25%       .25%       .25%       .25%
  Other Expenses (After Expense
   Reimbursements and Fee Reduc-
   tions).........................    .12%       .12%       .12%       .12%
                                      ----       ----       ----       ----
Total Operating Expenses (After
 Expense Reimbursements and Fee
 Reductions)......................    .80%       .95%       .95%       .95%
                                      ====       ====       ====       ====

EXAMPLE OF EXPENSES. Based on the foregoing table, you would pay the following expenses on a hypothetical $1,000 investment in Premier Shares, assuming a 5% annual return and redemption at the end of each time period:

                                                                  1 YEAR 3 YEARS
                                                                  ------ -------
Government Select Portfolio......................................  $ 8     $26
Government Portfolio.............................................  $10     $30
Diversified Assets Portfolio.....................................  $10     $30
Tax-Exempt Portfolio.............................................  $10     $30

The figures shown in the table above under "Other Expenses" are estimated for the current fiscal year. The other costs and expenses included in the table are based on actual amounts incurred by each Portfolio for the fiscal year ended November 30, 1997. During the Trust's last fiscal year, Northern voluntarily reduced its advisory fee for the Government Select Portfolio (payable at the annual rate of .25% of the Portfolio's average daily net assets) to .10% per annum. For the fiscal period December 1, 1996 through April 30, 1997, Goldman Sachs reduced its administration fee (otherwise payable with respect to each Portfolio during such period at the annual rate of .25% of the first $100 million, .15% of the next $200 million, .075% of the next $450 million and .05% of any excess over $750 million of the Portfolio's net assets) to .10% of each Portfolio's average net assets. In addition, Goldman Sachs reimbursed expenses for each Portfolio to the extent that the sum of a Portfolio's expenses (including the fees payable to Goldman Sachs as administrator, but excluding the fees payable to Northern for its duties as adviser and certain other expenses) exceeded on an annualized basis .10% of each other Portfolio's average daily net assets for such fiscal year. For the period May 1, 1997 through November 30, 1997, Goldman Sachs was entitled to an administration fee equal to .10% of the average daily net assets of each Portfolio. In addition, during such period Goldman Sachs reimbursed "Other Expenses" for each Portfolio (including fees payable to Goldman Sachs as administrator, but excluding fees payable to Northern for its duties as adviser and transfer agent and certain extraordinary expenses) which exceeded on an annualized basis .10% of each Portfolio's assets for such period. The expense information in the table has, accordingly, been presented to reflect these fee reductions and reimbursements. Without the undertakings of Northern and Goldman Sachs, "Other Expenses" of the Government Select, Government, Diversified Assets and Tax-Exempt Portfolios would be 0.16%, 0.14%, 0.13% and 0.16%, respectively; and "Total Operating Expenses" of the Government Select, Government, Diversified Assets and Tax-Exempt Portfolios would be 0.99%, 0.97%, 0.96% and 0.99%, respectively. For a more complete description of the Portfolios' expenses, see "Trust Information" in this Prospectus.

                             ---------------------

THE PURPOSE OF THE FOREGOING TABLE IS TO ASSIST YOU IN UNDERSTANDING THE VARIOUS SHAREHOLDER TRANSACTION AND OPERATING EXPENSES OF EACH PORTFOLIO THAT SHAREHOLDERS BEAR DIRECTLY OR INDIRECTLY. IT DOES NOT, HOWEVER, REFLECT ANY CHARGES WHICH MAY BE IMPOSED BY NORTHERN, ITS AFFILIATES AND CORRESPONDENT BANKS AND OTHER INSTITUTIONS ON THEIR CUSTOMERS AS DESCRIBED UNDER "INVESTING-- PURCHASE OF PREMIER SHARES." THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATE OF RETURN. ACTUAL EXPENSES AND RATE OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN.

                             INVESTMENT INFORMATION

The investment objective of each Portfolio, other than the Tax-Exempt Portfolio, is to seek to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments. The Tax-Exempt Portfolio seeks to provide its shareholders, to the extent consistent with the preservation of capital and prescribed portfolio standards, with a high level of income exempt from Federal income tax by investing primarily in municipal instruments. The investment objective of a Portfolio may not be changed without the vote of the majority of the outstanding shares of the particular Portfolio (as defined below under "Organization"). Except as expressly noted below, however, a Portfolio's investment policies may be changed without a vote of shareholders.

All securities acquired by the Portfolios will be determined by Northern, under guidelines established by the Board of Trustees, to present minimal credit risks and will be "Eligible Securities" as defined by the SEC. Eligible Securities consist of (i) securities that either (a) have short-term debt ratings at the time of purchase in the two highest rating categories by at least two unaffiliated nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if the security is rated by only one NRSRO), or (b) are comparable in priority and security with a security issued by an issuer which has such ratings, and (ii) securities that are unrated (including securities of issuers that have long-term but not short-term ratings) but are of comparable quality as determined in accordance with guidelines approved by the Board of Trustees. Securities which are rated or that have been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, comparable in priority and quality with such securities in the highest short-term rating category by at least two NRSROs are designated "First Tier Securities." Under normal circumstances, the Government Select, Government and Diversified Assets Portfolios intend to limit purchases of securities to First Tier Securities. The Additional Statement includes a description of applicable NRSRO ratings.

Each Portfolio is managed so that the average maturity of all instruments in the Portfolio (on a dollar-weighted basis) will not exceed 90 days. In no event will the Portfolios purchase any securities which mature more than 13 months from the date of purchase (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements). Securities in which the Portfolios invest may not earn as high a level of income as long-term or lower quality securities, which generally have greater market risk and more fluctuation in market value.

GOVERNMENT SELECT PORTFOLIO

The Government Select Portfolio seeks to achieve its investment objective by investing exclusively in securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. In making investments, Northern will seek to acquire, under normal market conditions, only those U.S. Government securities the interest on which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and certain U.S. Government agencies and instrumentalities, including the Federal Home Loan Bank, Federal Farm Credit Banks Funding Corp. and the Student Loan Marketing Association. The Portfolio intends to limit investments to only the foregoing exempt U.S. Government securities. However, under extraordinary circumstances, such as when appropriate exempt securities are unavailable, the Portfolio may make investments in non-exempt U.S. Government securities and cash equivalents, and may hold uninvested cash. See "Investing--Taxes" below for certain tax considerations.

GOVERNMENT PORTFOLIO

The Government Portfolio seeks to achieve its investment objective by investing exclusively in:

  (A) Marketable securities issued or guaranteed as to principal and interest by the U.S. Government or by any of its agencies or instrumentalities (including the International Bank for Reconstruction and Development) and custodial receipts with respect thereto; and

  (B) Repurchase agreements relating to the above instruments.

DIVERSIFIED ASSETS PORTFOLIO

In pursuing its investment objective, the Diversified Assets Portfolio may invest in a broad range of government, bank and commercial obligations that are available in the money markets. In particular, the Portfolio may invest in:

  (A) U.S. dollar-denominated obligations of U.S. banks with total assets in excess of $1 billion (including obligations of foreign branches of such banks);

  (B) U.S. dollar-denominated obligations of foreign commercial banks where such banks have total assets in excess of $5 billion;

  (C) High quality commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by Standard & Poor's Ratings Group ("S&P"), Prime-2 or higher by Moody's Investors Service, Inc. ("Moody's"), Duff 2 or higher by Duff & Phelps Credit Rating Co. ("D&P"), F-2 or higher by Fitch IBCA, Inc. ("Fitch") or TBW-2 or higher by Thomson BankWatch, Inc. ("TBW");

  (D) Rated and unrated corporate bonds, notes, paper and other instruments that are of comparable quality to the commercial paper permitted to be purchased by the Portfolio;

  (E) Asset-backed securities (including interests in pools of assets such as mortgages, installment purchase obligations and credit card receivables);

  (F) Securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities and custodial receipts with respect thereto;

  (G) Dollar-denominated securities issued or guaranteed by one or more foreign governments or political subdivisions, agencies or instrumentalities thereof;

  (H) Repurchase agreements relating to the above instruments; and

  (I) Securities issued or guaranteed by state or local governmental bodies.

TAX-EXEMPT PORTFOLIO

The Tax-Exempt Portfolio invests primarily in high quality short-term instruments, the interest on which is, in the opinion of bond counsel for the issuers, exempt from regular Federal income tax ("Municipal

Instruments"). Such opinions may contain various assumptions, qualifications or exceptions that are reasonably acceptable to Northern. In particular, the Portfolio may invest in:

  (A) Fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody's, SP-2 or A-2 or higher by S&P, AA or higher by D&P or F-2 or higher by Fitch;

  (B) Tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody's, A-2 or higher by S&P, Duff 2 or higher by D&P or F-2 or higher by Fitch;

  (C) Rated and unrated municipal bonds, notes, paper or other instruments that are of comparable quality to the tax-exempt commercial paper permitted to be purchased by the Portfolio; and

  (D) Municipal bonds and notes which are guaranteed as to principal and interest by the U.S. Government or an agency or instrumentality thereof or which otherwise depend directly or indirectly on the credit of the United States.

As a matter of fundamental policy, changeable only with the approval of the holders of a majority of the outstanding shares of the Tax-Exempt Portfolio, at least 80% of the Portfolio's annual gross income will be derived from Municipal Instruments except under extraordinary circumstances, such as when Northern believes that market conditions indicate that the Portfolio should adopt a temporary defensive posture by holding uninvested cash or investing in taxable short-term securities ("Taxable Investments"). Taxable Investments will consist exclusively of instruments that may be purchased by the Diversified Assets Portfolio.

DESCRIPTION OF SECURITIES AND COMMON INVESTMENT TECHNIQUES

BANK OBLIGATIONS. Domestic and foreign bank obligations in which the Diversified Assets Portfolio may invest include certificates of deposit, bank and deposit notes, bankers' acceptances and fixed time deposits. Such obligations may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligation or by government regulation. Total assets of a bank are determined on the basis of the bank's most recent annual financial statements.

FOREIGN OBLIGATIONS. In addition to the obligations of foreign commercial banks and foreign branches of U.S. banks, the Diversified Assets Portfolio may acquire commercial obligations issued by Canadian corporations and Canadian counterparts of U.S. corporations, as well as Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer. The Diversified Assets Portfolio may also invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities. Such obligations may include debt obligations of supranational entities, including international organizations (such as the European Coal and Steel Community) designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies.

Obligations of foreign issuers acquired by the Diversified Assets Portfolio may involve risks that are different than those of obligations of domestic issuers. These risks include unfavorable political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks and, generally, there may be less publicly available information regarding such issuers. The Trust could also encounter difficulties in obtaining or enforcing a judgment against a foreign issuer (including a foreign branch of a U.S. bank).

VARIABLE AND FLOATING RATE INSTRUMENTS. The Portfolios may purchase rated and unrated variable and floating rate instruments, which may have stated maturities in excess of the Portfolios' maturity limitations but will, in any event, permit a Portfolio to demand payment of the principal of the instrument at least once every 13 months on not more than thirty days' notice (unless the instrument is issued or guaranteed by the U.S. Government or an agency or instrumentality thereof). In the case of the Diversified Assets Portfolio, such instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. Unrated variable and floating rate instruments will be determined by Northern to be of comparable quality at the time of the purchase to rated instruments purchasable by the Portfolios. The absence of an active secondary market with respect to particular variable and floating rate instruments could, however, make it difficult for a Portfolio to dispose of the instruments if the issuer defaulted on its payment obligation or during periods that the Portfolio is not entitled to exercise its demand rights, and the Portfolio could, for these or other reasons, suffer a loss with respect to such instruments. Variable and floating rate instruments held by a Portfolio will be subject to the Portfolio's 10% limitation on illiquid investments when the Portfolio may not demand payment of the principal amount within seven days and a reliable trading market is absent.

UNITED STATES GOVERNMENT OBLIGATIONS. Each Portfolio may invest in a variety of U.S. Treasury obligations, consisting of bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance. These obligations include "stripped" securities issued by the U.S. Treasury and recorded in the Federal Reserve book-entry record-keeping system. The Portfolios may also invest in other securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Obligations of certain agencies and instrumentalities, such as the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentalities. No assurance can be given that the U.S. Government would provide financial support to its agencies or instrumentalities if it is not obligated to do so by law. Obligations of the International Bank for Reconstruction and Development (also known as the World Bank) are supported by subscribed but unpaid commitments of its member countries. There is no assurance that these commitments will be undertaken or complied with in the future.

Securities guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities are deemed to include (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government or an agency or instrumentality thereof, and (b) participations in loans made to foreign governments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations may therefore be regarded as illiquid.

CUSTODIAL RECEIPTS FOR TREASURY SECURITIES. The Portfolios (other than the Government Select Portfolio) may also purchase participations in trusts that hold U.S. Treasury securities (such as TIGRs and CATS) where the trust participations evidence ownership in either the future interest payments or the future principal payments on the U.S. Treasury obligations. These participations are normally issued at a discount to their "face value," and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. Investments by the Government Portfolio in such custodial receipts will not exceed 35% of the value of that Portfolio's total assets.

REPURCHASE AGREEMENTS. Each Portfolio may, in accordance with its investment objective, policies and guidelines established by the Trust's Board of Trustees, agree to purchase portfolio securities from financial institutions subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). Although the securities subject to a repurchase agreement may bear maturities exceeding 13 months, settlement for the repurchase agreement will never be more than one year after a Portfolio's acquisition of the securities and normally will be within a shorter period of time. Securities subject to repurchase agreements are held either by the Trust's custodian or subcustodian (if any), or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount exceeding the repurchase price (including accrued interest). Default by the seller would, however, expose a Portfolio to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

REVERSE REPURCHASE AGREEMENTS. The Government Select Portfolio, Government Portfolio and Diversified Assets Portfolio may enter into reverse repurchase agreements which involve the sale of money market securities held by a Portfolio, with an agreement to repurchase the securities at an agreed upon price (including interest) and date. A Portfolio will use the proceeds of reverse repurchase agreements to purchase other money market securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. A Portfolio will utilize reverse repurchase agreements, which may be viewed as borrowings (or leverage) by the Portfolio, when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction. During the time a reverse repurchase agreement is outstanding, the Portfolio will maintain a segregated account with the Trust's custodian containing liquid assets having a value at least equal to the repurchase price. A Portfolio may enter into reverse repurchase agreements with banks, brokers and dealers, and has the authority to enter into reverse repurchase agreements in amounts not exceeding in the aggregate one-third of the Portfolio's total assets. See "Additional Investment Information--Investment Restrictions" in the Additional Statement.

SECURITIES LENDING. The Portfolios may seek additional income from time to time by lending their portfolio securities on a short-term basis to banks, brokers and dealers under agreements requiring that the loans be secured by collateral in the form of cash, cash equivalents or U.S. Government securities or irrevocable bank letters of credit maintained on a current basis equal in value to at least the market value of the securities loaned. A Portfolio may not make such loans in excess of 33 1/3% of the value of the Portfolio's total assets (including the loan collateral). Loans of securities involve risks of delay in receiving additional collateral or in recovering the securities loaned, or possibly loss of rights in the collateral should the borrower of the securities become insolvent.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES. Each Portfolio may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the value of the security to be sold increases prior to the settlement date. Conversely, securities sold on a delayed-delivery or forward commitment basis involve the risk that the value of the security to be sold may increase prior to the settlement date. A Portfolio is required to hold and maintain liquid assets in a segregated account with the Portfolio's custodian until the settlement date, having a value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. In the case of a forward commitment to sell portfolio securities, a Portfolio is required to hold the portfolio securities themselves in a segregated account with the custodian while the commitment is outstanding. Although a Portfolio would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities, the Portfolio may dispose of a when-issued security or forward commitment prior to settlement if Northern deems it appropriate to do so.

INVESTMENT COMPANIES. In connection with the management of their daily cash positions, the Portfolios may invest in securities issued by other investment companies which invest in short-term, high-quality debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method of valuation ("money market funds"). Each Portfolio will limit its investments in other money market funds so that, as determined after a purchase is made, not more than 3% of the total outstanding stock of such investment company will be owned by the Portfolio, the Trust as a whole and their affiliated persons (as defined in the 1940 Act). In addition, the Portfolios may invest in securities issued by other types of investment companies consistent with their investment objectives and policies. To the extent required by the 1940 Act and the regulations and orders of the SEC thereunder, each Portfolio will limit its investments in other types of investment companies so that, as determined after a purchase is made, (i) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Portfolio or the Trust as a whole. Notwithstanding the limitations described above, each Portfolio is authorized to invest substantially all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, policies and fundamental restrictions as the Portfolio in the future. As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory fees and other expenses the Portfolio bears directly in connection with its own operations. The Trust has been advised by its counsel that exempt-interest dividends received by the Tax-Exempt Portfolio as a shareholder of a regulated investment company paying such dividends will receive the same Federal tax treatment as interest received by the Portfolio on Municipal Instruments held by it.

MUNICIPAL AND RELATED INSTRUMENTS. Municipal Instruments in which the Tax-Exempt Portfolio may invest include debt obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities.

Municipal Instruments may be issued to obtain funds for various public purposes, including capital improvements, the refunding of outstanding obligations, general operating expenses, and lending to other public agencies. Among other instruments, the Portfolio may purchase short-term Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

Municipal Instruments include both "general" and "revenue" obligations. General obligations are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue obligations are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source such as lease payments from the user of the facility being financed. Industrial development bonds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of an industrial revenue bond is usually directly related to the credit standing of the private user of the facility involved.

The Tax-Exempt Portfolio may also invest in "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of a moral obligation bond is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Municipal bonds with a series of maturity dates are called Serial Bonds. The Portfolio may purchase Serial Bonds and other long-term securities provided that they have a remaining maturity meeting the Tax-Exempt Portfolio's maturity requirements. The Portfolio may also purchase long-term variable and floating rate bonds (sometimes referred to as "Put Bonds") where the Portfolio obtains at the time of purchase the right to put the bond back to the issuer or a third party at par at least every thirteen months. Put Bonds with conditional puts (that is, puts which cannot be exercised if the issuer defaults on its payment obligations) will present risks that are different than those of other Municipal Instruments because of the possibility that the Portfolio might hold a long-term Put Bond on which a default occurs following its acquisition by the Portfolio.

The Tax-Exempt Portfolio may acquire securities in the form of custodial receipts evidencing rights to receive a specific future interest payment, principal payment or both on certain municipal obligations. Such obligations are held in custody by a bank on behalf of the holders of the receipts. These custodial receipts are known by various names, including "Municipal Receipts," "Municipal Certificates of Accrual on Tax-Exempt Securities" ("M-CATS") and "Municipal Zero-Coupon Receipts." The Portfolio may also purchase certificates of participation that, in the opinion of counsel to the issuer, are exempt from regular Federal income tax. Certificates of participation are a type of floating or variable rate obligation that represents interests in a pool of municipal obligations held by a bank.

The Tax-Exempt Portfolio may acquire "standby commitments" with respect to the Municipal Instruments it holds. Under a standby commitment, a dealer agrees to purchase at the Portfolio's option specified Municipal Instruments at a specified price. The acquisition of a standby commitment may increase the cost, and thereby reduce the yield, of the Municipal Instruments to which the commitment relates. The Portfolio will acquire standby commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

Municipal Instruments purchased by the Tax-Exempt Portfolio may be backed by letters of credit or other forms of credit enhancement issued by foreign (as well as domestic) banks and other financial institutions. The credit quality of these banks and financial institutions could, therefore, cause loss to a Portfolio that invests in Municipal Instruments. Letters of credit and other obligations of foreign financial institutions may involve certain risks in addition to those of domestic obligations. (See "Foreign Obligations" above.)

As stated, the Tax-Exempt Portfolio expects to invest primarily in Municipal Instruments. However, the Portfolio may from time to time hold uninvested cash or invest a portion of its assets in Taxable Investments. The Portfolio does not intend to invest more than 25% of the value of its total assets in industrial development bonds or similar obligations where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry. The Portfolio may, however, invest 25% or more of its total assets in (a) Municipal Instruments the interest upon which is paid solely from revenues of similar projects, and (b) industrial development obligations. In addition, although the Tax-Exempt Portfolio does not expect to do so during normal market conditions, it may invest more than 25% of the value of its total assets in Municipal Instruments whose issuers are in the same state. When a substantial percentage of the Portfolio's assets is invested in instruments which are used to finance facilities involving a particular industry, whose issuers are in the same state or which are otherwise related, there is a possibility that an economic, business or political development affecting one such instrument would likewise affect the other related instruments. The Tax-Exempt Portfolio did not invest 25% or more of its assets in any of these categories during the year ended November 30, 1997, except for industrial development obligations.

So long as other suitable Municipal Instruments are available for investment, the Tax-Exempt Portfolio does not intend to invest in "private activity bonds" the interest from which may be treated as an item of tax preference to unitholders under the Federal alternative minimum tax.

The Diversified Assets Portfolio may also invest up to 5% of its net assets from time to time in municipal instruments or other securities issued by state and local governmental bodies when, as a result of prevailing economic, regulatory or other circumstances, the yield of such securities, on a pre-tax basis, is comparable to that of other permitted short-term taxable investments. Dividends paid on such investments will be taxable to unitholders.

ISSUER DIVERSIFICATION. In accordance with current SEC regulations, each Portfolio intends to limit investments in the securities of any single issuer (excluding cash, cash items, certain repurchase agreements, U.S. Government securities or securities of other investment companies) to not more than 5% of the value of its total assets at the time of purchase, except that (a) 25% of the value of the total assets of each Portfolio may be invested in the securities of any one issuer (limited to repurchase agreements, certificates of deposit and bankers' acceptances in the case of the Government Select, Government and Diversified Assets Portfolios) for a period of up to three Business Days; and (b) securities subject to certain unconditional guarantees are subject to different diversification requirements as described in the Additional Statement. In addition, the Portfolios will limit their investments in securities that are not First Tier Securities as prescribed in Rule 2a-7.

DERIVATIVE INSTRUMENTS. Each Portfolio may also purchase certain "derivative" instruments. "Derivative" instruments are instruments that derive value from the performance of underlying assets, interest rates or indices, and include (but are not limited to) various structured debt obligations (including certain variable and floating rate instruments). Derivative instruments present, to varying degrees, market risk that the performance of the underlying assets, interest rates or indices will decline; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility risk that, if interest rates change adversely, the value of the derivative instrument will decline more than the assets, rates or indices on which it is based; liquidity risk that a Portfolio will be unable to sell a derivative instrument when it wants because of lack of market depth or market disruption; pricing risk that the value of a derivative instrument will not correlate exactly to the value of the underlying assets, rates or indices on which it is based; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. Some derivative instruments are more complex than others, and for those instruments that have been developed recently, data is lacking regarding their actual performance over complete market cycles. Northern will evaluate the risks presented by the derivative instruments purchased by the Portfolios, and will determine, in connection with its day-to-day management of the Portfolios, how they will be used in furtherance of the Portfolios' investment objectives. It is possible, however, that Northern's evaluations will prove to be inaccurate or incomplete and, even when accurate and complete, it is possible that the Portfolios will, because of the risks discussed above, incur loss as a result of their investments in derivative instruments.

ILLIQUID OR RESTRICTED SECURITIES. A Portfolio will not invest more than 10% of its net assets in securities which are illiquid, including repurchase agreements and time deposits that do not provide for payment to the Trust within seven days after notice and certificates of participation for which there is no readily available secondary market and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933 (the "1933 Act"). In accordance with the current position of the staff of the SEC, municipal custodial receipts representing rights only to either future interest or to future principal payments will be considered illiquid.

If otherwise consistent with its investment objective and policies, the Portfolios may purchase commercial paper issued pursuant to Section 4(2) of the 1933 Act and securities that are not registered under the 1933 Act but can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as Northern determines, under guidelines approved by the Trust's Board of Trustees, that an adequate trading market exists. This practice could increase the level of illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

MISCELLANEOUS. Although the Portfolios will generally not seek profits through short-term trading, each Portfolio may dispose of any portfolio security prior to its maturity if, on the basis of a revised credit evaluation of the issuer or other considerations, Northern believes such disposition is advisable. Subsequent to its purchase, a portfolio security may be assigned a lower rating or cease to be rated. Such an event would not necessarily require the disposition of the security, if the continued holding of the security is determined to be in the best interest of the Portfolio and its shareholders.

In determining the creditworthiness of the issuers of portfolio securities that may be purchased and held by the Portfolios, Northern gathers and reviews historical financial data and, through the use of a proprietary software computer program, analyzes and attempts to assess the fundamental strengths and weaknesses of individual issuers, industries and market sectors. Exposure limits are established by Northern for each security in conformance with the objectives and policies stated in this Prospectus, and are thereafter adjusted periodically in response to changes in relevant credit factors.

The Portfolios do not intend to purchase certificates of deposit of Northern or its affiliate banks, commercial paper issued by Northern's parent holding company or other securities issued or guaranteed by Northern, its parent holding company or their subsidiaries or affiliates.

INVESTMENT RESTRICTIONS

The Portfolios are subject to certain investment restrictions which, as described in more detail in the Additional Statement, are fundamental policies that cannot be changed without the approval of a majority of the outstanding shares of a Portfolio. Each Portfolio will limit its investments so that less than 25% of the Portfolio's total assets will be invested in the securities of issuers in any one industry (with certain limited exceptions). Each Portfolio may borrow money from banks for temporary or emergency purposes or to meet redemption requests, provided that the Portfolio maintains asset coverage of at least 300% for all such borrowings.

                               TRUST INFORMATION

BOARD OF TRUSTEES

The business and affairs of the Trust and each Portfolio are managed under the direction of the Trust's Board of Trustees. The Additional Statement contains the name of each Trustee and background information regarding the Trustees.

INVESTMENT ADVISER, TRANSFER AGENT AND CUSTODIAN

Northern, which has offices at 50 S. LaSalle Street, Chicago, Illinois 60675, serves as investment adviser, transfer agent and custodian for each Portfolio. As transfer agent, Northern performs various shareholder servicing functions, and any shareholder inquiries should be directed to it.

Northern, a member of the Federal Reserve System, is an Illinois state-chartered commercial bank and the principal subsidiary of Northern Trust Corporation, a bank holding company. Northern was formed in 1889 with capitalization of $1 million. As of December 31, 1997, Northern Trust Corporation and its subsidiaries had approximately $25.3 billion in assets, $16.4 billion in deposits and employed over 7,553 persons.

Northern and its affiliates administered in various capacities (including as master trustee, investment manager or custodian) approximately $1 trillion of assets as of December 31, 1997, including approximately $196.5 billion of assets for which Northern and its affiliates had investment management responsibility. Included in managed assets were approximately $ billion of money market instruments.

Under its Advisory Agreement with the Trust, Northern, subject to the general supervision of the Trust's Board of Trustees, is responsible for making investment decisions for the Portfolios and placing purchase and sale orders for portfolio securities. Northern is also responsible for monitoring and preserving the records required to be maintained under the regulations of the SEC (with certain exceptions unrelated to its activities for the Trust). As compensation for its advisory services and its assumption of related expenses, Northern is entitled to a fee, computed daily and payable monthly, at an annual rate of .25% of the average daily net assets of each Portfolio.

For serving as investment adviser during the fiscal year ended November 30, 1997, Northern earned fees paid by the Government Portfolio, the Diversified Assets Portfolio and the Tax-Exempt Portfolio at the rate of

 .25% (per annum) of each Portfolio's average daily net assets. For serving as investment adviser during the fiscal year ended November 30, 1997, Northern earned fees (after waivers) paid by the Government Select Portfolio at the rate of .10% (per annum) of its average daily net assets.

ADMINISTRATOR AND DISTRIBUTOR

Goldman Sachs, 85 Broad Street, New York, New York 10004, acts as administrator and distributor for the Portfolios. Subject to the limitations described below, as compensation for its administrative services (which include supervision with respect to the Trust's non-investment advisory operations) and the assumption of related expenses, Goldman Sachs is entitled to a fee from each Portfolio, computed daily and payable monthly, at an annual rate of .10% of the average daily net assets of each Portfolio. No compensation is payable by the Trust to Goldman Sachs for its distribution services.

In addition, Goldman Sachs has agreed that it will reimburse each Portfolio for all expenses (including the fees payable to Goldman Sachs as Administrator, but excluding the fees payable to Northern for its duties as investment adviser and transfer agent and extraordinary expenses such as interest, taxes and indemnification expenses) which exceed on an annualized basis .10% of such Portfolio's average daily net assets for any fiscal year. In addition, as stated under "Highlights--Summary of Expenses," Northern intends to voluntarily reduce its advisory fee for the Government Select Portfolio during the Trust's current fiscal year. The result of these reimbursement and fee reductions will be to increase the yields of the Portfolios during the periods for which the reimbursements and reductions are made.

SERVICE PLAN

Pursuant to a Service Plan ("Service Plan") adopted by the Board of Trustees of the Trust with respect to the Premier Shares, banks, trust companies and other financial institutions which may include Northern and its affiliates ("Servicing Agents") may enter into agreements ("Servicing Agreements") under which they will render (or arrange for the rendering of) administrative support services and personal and account maintenance services for Premier Share investors for the fees described below ("Service Fees").

The administrative support services to be provided by Servicing Agents, which are described more fully in the Additional Statement, may include establishing and maintaining individual accounts and records with respect to Premier Shares owned by their customers, processing purchase, redemption and exchange orders for their customers, placing net purchase and redemption orders with Northern acting as the Trust's transfer agent and providing cash management or sweep accounts and similar programs and services for their customers. For these administrative support services, the Service Plan provides for the payment of fees to Servicing Agents at an annual rate of up to .25% of the average daily net asset value of the Premier Shares beneficially owned by their customers. In addition, the Service Plan provides for the payment of fees to Goldman Sachs or other institutions at an annual rate of up to .08% of the average daily net asset value of Premier Shares serviced by such institutions for ongoing consulting services, technology and systems support services relating to cash management or sweep account services. Personal and account maintenance services provided under the Service Plan, which are described more fully in the Additional Statement, may include providing information to investors regarding the Portfolios or relating to the status of their accounts and acting as liaison between investors and the Trust. For these liaison services, the Service Plan provides for the payment of fees to Servicing Agents at an annual rate of up to .25% of the average daily net asset value of Premier Shares beneficially owned by their customers.

Servicing Agents are required to provide investors with a schedule of any credits, fees or other conditions that may be applicable to the investment of their assets in Premier Shares. Conflict of interest restrictions may apply to the receipt of compensation by the Trust to a Servicing Agent in connection with the investment of fiduciary funds in Premier Shares. Banks and other institutions regulated by the Office of Comptroller of the Currency, Board of Governors of the Federal Reserve System and state banking commissions, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult legal counsel before entering into Servicing Agreements.

EXPENSES

Except as set forth above and in the Additional Statement under "Additional Trust Information," each Portfolio is responsible for the payment of its expenses. Such expenses include, without limitation, the fees and expenses payable to Northern and Goldman Sachs, fees for the registration or qualification of Portfolio shares under Federal or state securities laws, expenses of the organization of the Portfolio, taxes, interest, costs of liability insurance, fidelity bonds, indemnification or contribution, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Trust for violation of any law, legal, tax and auditing fees and expenses, Servicing Fees, expenses of preparing and printing prospectuses, statements of additional information, proxy materials, reports and notices and the printing and distributing of the same to the Trust's shareholders and regulatory authorities, compensation and expenses of its Trustees, expenses of industry organizations such as the Investment Company Institute, miscellaneous expenses and extraordinary expenses incurred by the Trust.

                                   INVESTING

PURCHASE OF PREMIER SHARES

Premier Shares are offered to Northern, its affiliates and other institutions and organizations (the "Institutions") acting on behalf of their customers, clients, employees and others (the "Customers"). Premier Shares of the Portfolios are sold on a continuous basis by the Trust's distributor, Goldman Sachs, to Institutions that have agreed to render (or arrange for the rendering of) administration support and shareholder liaison services to customers pursuant to a Servicing Agreement and either maintain certain qualified accounts with Northern or its affiliates or invest an aggregate of at least $5 million in one or more Portfolios of the Trust. See "Trust Information-- Servicing Plan" above. The Trust has established procedures for purchasing Premier Shares in order to accommodate different types of Institutions.

PURCHASE OF PREMIER SHARES THROUGH QUALIFIED ACCOUNTS. Any Institution maintaining a qualified account at Northern or an affiliate may make purchases through such qualified account either by directing automatic investment of cash balances in excess of certain agreed upon amounts or by directing investments from time to time on a non-automatic basis. The nature of an Institution's relationship with Northern or an affiliate will determine whether the Institution maintains a qualified account as well as the procedures available for purchases. Institutions should contact Northern or an affiliate for further information in this regard. There is no minimum initial investment for Institutions that maintain qualified accounts with Northern or its affiliates.

PURCHASE OF PREMIER SHARES DIRECTLY FROM THE TRUST. An Institution that purchases Premier Shares directly may do so by means of one of the following procedures, provided it makes an aggregate minimum initial investment of $5 million in one or more Portfolios of the Trust:

  PURCHASE BY MAIL. An Institution desiring to purchase Premier Shares of a Portfolio by mail should mail a check or Federal Reserve draft payable to the specific Portfolio together with a completed and signed new account application to The Benchmark Funds, c/o The Northern Trust Company, P.O. Box 75943, Chicago, Illinois 60675-5943. An application will be incomplete if it does not include a corporate resolution with the corporate seal and secretary's certification within the preceding 30 days, or other acceptable evidence of authority. If an Institution desires to purchase the Premier Shares of more than one Portfolio, the Institution should send a separate check for each Portfolio. All checks must be payable in U.S. dollars and drawn on a bank located in the United States. A $20 charge will be imposed if a check does not clear. The proceeds of redemptions of shares purchased by check may be delayed up to 15 days to allow the Trust to determine that the check has cleared and been paid. Cash and third party checks are not acceptable for the purchase of Premier Shares.

  PURCHASE BY TELEPHONE. An Institution desiring to purchase Premier Shares of a Portfolio by telephone should call Northern acting as the Trust's transfer agent ("Transfer Agent") at 1-800-637-1380. Please be prepared to identify the name of the Portfolio with respect to which Premier Shares are to be purchased and the manner of payment. Please indicate whether a new account is being established or an additional payment is being made to an existing account. If an additional payment is being made to an existing account, please provide the Institution's name and Portfolio Account Number. Purchase orders are effected upon receipt by the Transfer Agent of Federal funds or other immediately available funds in accordance with the terms set forth below.

  PURCHASE BY WIRE OR ACH TRANSFER. An Institution desiring to purchase Premier Shares of a Portfolio by wire or ACH Transfer should call the Transfer Agent at 1-800-637-1380 for instructions if it is not making an additional payment to an existing account. An Institution that wishes to add to an existing account should wire Federal funds or effect an ACH Transfer to:

                      The Northern Trust Company
                      Chicago, Illinois
                      ABA Routing No. 0710-00152
                      (Reference 10 Digit Portfolio Account Number) (Reference Unitholder's Name)

  For other information concerning requirements for the purchase of Premier Shares, call the Transfer Agent at 1-800-637-1380.

EFFECTIVE TIME OF PURCHASES. A purchase order for Portfolio Premier Shares placed with the Transfer Agent by 1:00 p.m., Chicago time, on a Business Day (as defined under "Miscellaneous") will be effected on that Business Day at the net asset value next determined on that day with respect to a Portfolio, provided that the Transfer Agent receives the purchase price in Federal funds or other immediately available funds prior to

1:00 p.m., Chicago time, on the same Business Day such order is received. Orders received after 1:00 p.m. on a Business Day will be effected at the net asset value next determined on the following Business Day, provided that payment is received as provided herein. Purchase orders received on a non-Business Day will not be executed until the following Business Day in accordance with the foregoing procedures. An order generated pursuant to an automatic investment direction of an Institution that has a qualified account with Northern or its affiliates will normally be placed either on the Business Day that funds are available in such account or on the first Business Day thereafter, depending upon the terms of the Institution's automatic investment arrangements. Shares of a Portfolio are entitled to the dividends declared by the Portfolio beginning on the Business Day the purchase order is executed.

MISCELLANEOUS PURCHASE INFORMATION. Shares are purchased without a sales charge imposed by the Trust. The minimum initial investment is $5 million for Institutions that invest directly in one or more investment portfolios of the Trust. The Trust reserves the right to waive this minimum and to determine the manner in which the minimum investment is satisfied. There is no minimum for subsequent investments.

Institutions intending to place a purchase order of $5 million or more directly with the Trust through the Transfer Agent are requested to give advance notice to the Transfer Agent no later than 11:00 a.m. Chicago Time on a Business Day in order to assist in the processing of the order.

See "Miscellaneous" below for information on when the Trust may advance the time by which purchase requests must be received.

Institutions may impose minimum investment and other requirements on Customers purchasing shares through them. Depending on the terms governing the particular account, Institutions may impose account charges such as asset allocation fees, account maintenance fees, compensating balance requirements or other charges based upon account transactions, assets or income, which will have the effect of reducing the net return on an investment in a Portfolio. In addition, Institutions will enter into Servicing Agreements whereby they will perform (or arrange to have performed) various administrative support services and shareholder liaison services for customers who are the beneficial owners of Premier Shares. These services may include providing sweep accounts or similar programs to their customers. See "Trust Information--Service Plan." The exercise of voting rights and the delivery to Customers of shareholder communications from the Trust will be governed by the Customers' account agreements with the Institutions. Customers should read this Prospectus in connection with any relevant agreement describing the services provided by an Institution and any related requirements and charges, or contact the Institution at which the Customer maintains its account for further information.

Institutions that purchase shares on behalf of Customers are responsible for transmitting purchase orders to the Transfer Agent and delivering required Federal funds on a timely basis. An Institution will be responsible for all losses and expenses of a Portfolio as a result of a check that does not clear, an ACH transfer that is rejected, or any other failure to make payment in the time and manner described above, and Northern may redeem shares from an account it maintains to protect the Portfolio and Northern against loss. The Trust reserves the right to reject any purchase order. In those cases in which an Institution pays for shares by check, Federal funds will generally become available two Business Days after a purchase order is received. Federal regulations require that the Transfer Agent be furnished with a taxpayer identification number upon opening or reopening an account. Purchase orders without such a number or an indication that a number has been applied for will not be accepted. If a number has been applied for, the number must be provided and certified within sixty days of the date of the order.

Payment for shares of a Portfolio may, in the discretion of Northern, be made in the form of securities that are permissible investments for the Portfolio. For further information about the terms of such purchases, see the Additional Statement.

In the interests of economy and convenience, certificates representing shares of the Portfolios are not issued.

Institutions investing in the Portfolios on behalf of their Customers should note that state securities laws regarding the registration of dealers may differ from the interpretations of Federal law and such institutions may be required to register as dealers pursuant to state law.

Northern may, at its own expense, provide compensation to certain dealers and other financial intermediaries who provide services to their customers who invest in the Trust or whose customers purchase significant amounts of shares of a Portfolio. The amount of such compensation may be made on a one-time and/or periodic basis, and may represent all or a portion of the annual fees that are earned by Northern as investment adviser to such Portfolio (after adjustments) and are attributable to shares held by such customers. Such compensation will not represent an additional expense to the Trust or its shareholders, since it will be paid from assets of Northern or its affiliates.

REDEMPTION OF PREMIUM SHARES

Institutions may redeem shares of a Portfolio through procedures established by Northern and its affiliates in connection with the requirements of their qualified accounts or through procedures set forth herein with respect to Institutions that invest directly.

REDEMPTION OF SHARES THROUGH QUALIFIED ACCOUNTS. Institutions may redeem shares in their qualified accounts at Northern or its affiliates. For Institutions that participate in an automatic investment service described above under "Purchase of Premier Shares," Northern or its affiliates will calculate on each Business Day the number of shares that need to be redeemed in order to bring the Institution's account up to any agreed upon minimum amount. Redemption requests on behalf of an Institution will normally be placed either on the Business Day the redemption amount is calculated or on the first Business Day thereafter, depending upon the terms of the Institution's automatic investment arrangements. In the latter case, however, Northern or its affiliates normally will provide funds by provisionally crediting the qualified account of the Institution on the Business Day on which the calculation is made. The nature of an Institution's relationship with Northern or an affiliate will determine whether the Institution maintains a "qualified account" as well as the procedures available for redemptions. Institutions should contact Northern or an affiliate for further information in this regard.

REDEMPTION OF SHARES DIRECTLY. Institutions that purchase shares directly from the Trust through the Transfer Agent may redeem all or part of their Portfolio shares in accordance with the procedures set forth below.

  REDEMPTION BY MAIL. An Institution may redeem shares by sending a written request to The Benchmark Funds, c/o The Northern Trust Company, P.O. Box 75943, Chicago, Illinois 60675-5943. Redemption requests must be signed by a duly authorized person, and must state the number of shares or the dollar amount to be redeemed and identify the Portfolio Account Number. See "Other Requirements."

  REDEMPTION BY TELEPHONE. An Institution may redeem shares by placing a redemption order by telephone by calling the Transfer Agent at 1-800-637-1380. During periods of unusual economic or market changes, telephone redemptions may be difficult to implement. In such event, shareholders should follow procedures outlined above under "Redemption by Mail."

  REDEMPTION BY WIRE. If an Institution has given authorization for expedited wire redemption, shares can be redeemed and the proceeds sent by Federal wire transfer to a single previously designated bank account. The minimum amount which may be redeemed by this method is $10,000. The Trust reserves the right to change or waive this minimum or to terminate the wire redemption privilege. See "Other Requirements."

  TELEPHONE PRIVILEGE. An Institution that has notified the Transfer Agent in writing of the Institution's election to redeem or exchange shares by placing an order by telephone may do so by calling the Transfer Agent at 1-800-637-1380. Neither the Trust nor its Transfer Agent will be responsible for the authenticity of instructions received by telephone that are reasonably believed to be genuine. To the extent that the Trust fails to use reasonable procedures to verify the genuineness of telephone instructions, it or its service providers may be liable for such instructions that prove to be fraudulent or unauthorized. In all other cases, the shareholder will bear the risk of loss for fraudulent telephone transactions. However, the Transfer Agent has adopted procedures in an effort to establish reasonable safeguards against fraudulent telephone transactions. The proceeds of redemption orders received by telephone will be sent by check, by wire or by transfer pursuant to proper instruments. All checks will be made payable to the shareholder of record and mailed only to the shareholder's address of record. See "Other Requirements." Additionally, the Transfer Agent utilizes recorded lines for telephone transactions and retains such tape recordings for six months, and will request a form of identification if such identification has been furnished to the Transfer Agent or the Trust.

  OTHER REQUIREMENTS. A change of wiring instructions and a change of the address of record may be effected only by a written request to the Transfer Agent accompanied by (i) a corporate resolution which evidences authority to sign on behalf of the Institution (including the corporate seal and secretary's certification within the preceding 30 days), (ii) a signature guarantee by a financial institution that is a participant in the Stock Transfer Agency Medallion Program ("STAMP") in accordance with rules promulgated by the SEC (a signature notarized by a notary public is not acceptable) or (iii) such other means or evidence of authority as may be acceptable to the Transfer Agent. A redemption request by mail will not be effective unless signed by a person authorized by the corporate resolution or other acceptable evidence of authority on file with the Transfer Agent.

EXCHANGE PRIVILEGE. Institutions and, to the extent permitted by their account agreements, Customers, may, after appropriate prior authorization, exchange Premier Shares of a Portfolio having a value of at least $1,000 for Premier Shares of certain other portfolios of the Trust as to which the Institution or Customer maintains an existing account with an identical title.

Exchanges will be effected by a redemption of shares of the portfolio held and the purchase of shares of the portfolio acquired. Customers of Institutions should contact their Institutions for further information regarding the Trust's exchange privilege and Institutions should contact the Transfer Agent as appropriate. Customers and Institutions exercising the exchange privilege should read the relevant Prospectus prior to making an exchange. The Trust reserves the right to modify or terminate the exchange privilege at any time upon 60 days' written notice to shareholders of record and to reject any exchange request. Exchanges are only available in states where an exchange can legally be made.

EFFECTIVE TIME OF REDEMPTIONS AND EXCHANGES. Redemption orders of Portfolio shares are effected at the net asset value per share next determined after receipt in good order by the Transfer Agent. Good order means that the request includes the following: the account number and Portfolio name; the amount of the transaction (as specified in dollars or shares); and the signature of a duly authorized person (except for telephone and wire redemptions). See "Investing--Redemption of Premier Shares--Other Requirements." Exchange orders are effected at the net asset value per share next determined after receipt in good order by the Transfer Agent. Payment for redeemed shares for which a redemption order is received by Northern with respect to a qualified account it maintains or the Transfer Agent as of 1:00 p.m., Chicago time, on a Business Day normally will be made in Federal funds or other immediately available funds wired or sent by check to the redeeming shareholder or, if selected, the shareholder's qualified account with Northern on that Business Day. Redemption orders received after 1:00 p.m. will be effected the next Business Day. Proceeds for redemption orders received on a non-Business Day will normally be sent on the next Business Day after receipt in good order.

MISCELLANEOUS REDEMPTION AND EXCHANGE INFORMATION. All redemption proceeds will be sent by check unless Northern or the Transfer Agent is directed otherwise. The ACH system may be utilized for payment of redemption proceeds. Redemption of shares may not be effected if a shareholder has failed to submit a completed and properly executed (with corporate resolution or other acceptable evidence of authority) new account application. Institutions intending to place exchange and redemption orders for same day proceeds of $5 million or more directly with the Trust through the Transfer Agent are requested to give advance notice to the Transfer Agent no later than 11:00 a.m. Chicago Time on a Business Day. The proceeds of redemptions of shares purchased by check may be delayed up to 15 days to allow the Trust to determine that the check has cleared and been paid. The Trust reserves the right to defer crediting, sending or wiring redemption proceeds for up to seven days after receiving a redemption order if, in its judgment, an earlier payment could adversely affect a Portfolio.

See "Miscellaneous" below for information on when the Trust may advance the time by which redemption and exchange requests must be received.

The Trust may require any information reasonably necessary to ensure that a redemption has been duly authorized. Dividends on shares are earned through and including the day prior to the day on which they are redeemed.

It is the responsibility of Institutions acting on behalf of Customers to transmit redemption orders to the Transfer Agent and to credit Customers' accounts with the redemption proceeds on a timely basis. If a Customer has agreed with a particular Institution to maintain a minimum balance in his account at such Institution and the balance in such account falls below that minimum, such Customer may be obliged to redeem all or part of his shares to the extent necessary to maintain the required minimum balance.

DISTRIBUTIONS

Shareholders of each Portfolio are entitled to dividends and distributions arising from the net income and capital gains, if any, earned on investments held by the particular Portfolio. Dividends from each Portfolio's net income are declared daily as a dividend to shareholders of record at the close of business on the days the dividends are declared (or 3:00 p.m., Chicago time, on non-Business Days).

Net income of the Premier Shares of each Portfolio includes interest accrued on the assets of such Portfolio and allocated to its Premier Shares less the estimated expenses charged to the Premier Shares of such Portfolio. Net realized short-term capital gains of each Portfolio will be distributed at least annually. The Portfolios do not expect to realize net long-term capital gains.

Dividends declared during a calendar month (including dividends with respect to shares redeemed at any time during the month) will be paid as soon as practicable following the end of the month. All distributions are paid by each Portfolio in cash or are automatically reinvested (without any sales charge) in additional Premier Shares of the same Portfolio. Arrangements may be made for the crediting of such distributions to a shareholder's account with Northern, its affiliates or its correspondent banks.

TAXES

Management of the Trust intends that each Portfolio will qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") as long as such qualification is in the best interest of the Portfolio's shareholders. Such qualification generally relieves each Portfolio of liability for Federal income taxes to the extent its earnings are distributed in accordance with the Code, but shareholders, unless otherwise exempt, will pay income taxes on amounts so distributed (except distributions that constitute "exempt-interest dividends" or that are treated as a return of capital). Dividends paid from net short-term capital gains are treated as ordinary income dividends. None of the Portfolios' distributions will be eligible for the corporate dividends received deduction.

The Tax-Exempt Portfolio intends to pay substantially all of its dividends as "exempt-interest dividends." Investors in the Portfolio should note, however, that taxpayers are required to report the receipt of tax-exempt interest and "exempt-interest dividends" on their Federal income tax returns and that in two circumstances such amounts, while exempt from regular Federal income tax, are taxable to persons subject to alternative minimum taxes. First, tax-exempt interest and "exempt-interest dividends" derived from certain private activity bonds issued after August 7, 1986 generally will constitute an item of tax preference for corporate and noncorporate taxpayers in determining alternative minimum tax liability. Second, all tax-exempt interest and "exempt-interest dividends" must be taken into account by corporate taxpayers in determining certain adjustments for alternative minimum tax purposes. Shareholders who are recipients of Social Security Act or Railroad Retirement Act benefits should note that tax-exempt interest and "exempt-interest dividends" will be taken into account in determining the taxability of their benefit payments. To the extent, if any, that dividends paid by the Tax-Exempt Portfolio to its shareholders are derived from taxable interest or from capital gains, such dividends will be subject to Federal income tax, whether received in cash or reinvested in additional shares.

The Tax-Exempt Portfolio will determine annually the percentages of its net investment income which are exempt from the regular Federal income tax, which constitute an item of tax preference for purposes of the Federal alternative minimum tax, and which are fully taxable and will apply such percentages uniformly to all distributions declared from net investment income during that year. These percentages may differ significantly from the actual percentages for any particular day.

The Trust will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in those months will be deemed for Federal tax purposes to have been paid by a Portfolio and to have been received by the shareholders on December 31 of that year, if the dividends are actually paid during the following January.

The foregoing discussion is only a brief summary of some of the important tax considerations generally affecting the Portfolios and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors should consult their tax advisers with specific reference to their own Federal, state and local tax situation. In particular, although the Government Select Portfolio intends to invest primarily in U.S. Government securities the interest on which is generally exempt from state income taxation, an investor should consult his or her own tax adviser to determine whether distributions from the Portfolio are exempt from state income taxation in the investor's own situation. Similarly, dividends paid by the Portfolios may be taxable to investors under state or local law as dividend income even though all or a portion of such dividends may be derived from interest on obligations which, if realized directly, would be exempt from such income taxes. Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in one or more of the Portfolios.

                                NET ASSET VALUE

The net asset value per share of each Portfolio for purposes of purchases and redemptions is calculated by Northern as of 3:00 p.m., Chicago time, immediately after the declaration of net income earned by shareholders of record, on each Business Day (as defined below under "Miscellaneous"), except for days during which no shares are tendered to the Portfolio for redemption and no orders to purchase or sell shares are received by the Portfolio and except for days on which there is an insufficient degree of trading in the Portfolio's securities for changes in the value of such securities to materially affect the net asset value per share. The time at which the net asset value per share of each Portfolio is calculated may be advanced on days on which Northern or the securities markets close early. See "Miscellaneous" below. Net asset value per share of each Portfolio is calculated by adding the value of all securities and other assets belonging to the Portfolio that are allocated to the Premier Shares, subtracting the liabilities charged to the Premier Shares and dividing by the number of Premier Shares of the Portfolio outstanding.

In seeking to maintain a net asset value of $1.00 per share with respect to each Portfolio for purposes of purchases and redemptions, the Trust values the portfolio securities held by a Portfolio pursuant to the amortized cost method. Under this method, investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period of maturity. See "Amortized Cost Valuation" in the Additional Statement. There can be no assurance that a Portfolio will be able at all times to maintain a net asset value per share of $1.00.

                            PERFORMANCE INFORMATION

From time to time the Portfolios may advertise the "yields" and "effective yields", and the Government Select Portfolio and Tax-Exempt Portfolio may advertise the "tax-equivalent yields", of Premier Shares. These yield figures will fluctuate, are based on historical earnings and are not intended to indicate future performance. "Yield" refers to the net investment income generated by an investment in the Portfolio over a seven-day period identified in the advertisement. This net investment income is then "annualized." That is, the amount of net investment income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. "Effective yield" is calculated similarly but, when annualized, the net investment income earned by an investment in the Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The "tax-equivalent yield" demonstrates the level of taxable yield necessary to produce an after-tax yield equivalent to a Portfolio's tax-free yield. It is calculated by taking that portion of the seven-day "yield" which is tax-exempt and adjusting it to reflect the tax savings associated with a stated tax rate. The "tax-equivalent yield" will always be higher than the Portfolio's yield.

The Portfolios' yields may not provide a basis for comparison with bank deposits and other investments which provide a fixed yield for a stated period of time. Yield will be affected by portfolio quality, composition, maturity, market conditions and the level of the Portfolio's operating expenses.

Each Portfolio may also quote from time to time the total return on its Premier Shares in accordance with SEC regulations.

                                 ORGANIZATION

Each Portfolio is a series of The Benchmark Funds, which was formed as a Delaware business trust on July 1, 1997 under an Agreement and Declaration of Trust. The Portfolios were formerly series of The Benchmark Funds, a Massachusetts business trust, and were reorganized into the Trust on March 31, 1998. As of the date of this Prospectus, the Trust offers eighteen separate series of shares of beneficial interest representing interests in eighteen investment portfolios, four of which are described in this prospectus; the other series of shares are described in a separate prospectus. The business and affairs of the Trust are managed by or under the direction of its Board of Trustees. The Declaration of Trust of the Trust authorizes the Board of Trustees to classify or reclassify any unissued shares into additional series or subseries within a series. Pursuant to such authority, the Board of Trustees has classified three subseries of shares in each Portfolio, the Shares, Service Shares and Premier Shares. This Prospectus relates only to Premier Shares of the Portfolios described herein.

Each share of a Portfolio is without par value, represents an equal proportionate interest in that Portfolio with each other share of its class in that Portfolio and is entitled to such dividends and distributions earned on such Portfolio's assets as are declared in the discretion of the Board of Trustees. Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees and amounts payable under the Trust's Service Plan relating to the Service Shares and the Premier Shares. Because of these class-specific expenses, the performance of a Portfolio's Shares is expected to be higher than the performance of the Portfolio's Service Shares, and the performance of the Portfolio's Shares and Service Shares are expected to be higher than the performance of the Portfolio's Premier Shares. Any person entitled to receive compensation for selling or servicing shares of a Portfolio may receive different compensation with respect to one particular class of shares over another in the same Portfolio. The Trust offers various services in connection with the Service and Premier Shares in the Portfolios, including an automatic investment plan. For further information regarding the Trust's Shares and Service Shares, contact 1-800-621-2550.

The Trust's shareholders are entitled at the discretion of the Board of Trustees to vote either on the basis of the number of shares held or the aggregate net asset value represented by such shares. Each series entitled to vote on a matter will vote thereon in the aggregate and not by series or class, except as otherwise required by law or when the matter to be voted on affects only the interests of shareholders of a particular series or class. The Additional Statement gives examples of situations in which the law requires voting by series or class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of the Trust may elect all of the Trustees irrespective of the vote of the other shareholders. In addition, holders of Shares, Service Shares and Premier Shares representing interests in the same Portfolio have equal voting rights except that only shares of a particular class within the Portfolio will be entitled to vote on matters submitted to a vote of shareholders (if any) relating to class-specific expenses that are payable by that class of shares.

As of December 31, 1997, Northern possessed sole or shared voting or investment power for its customer accounts with respect to more than 50% of the outstanding shares of the Trust.

The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. Pursuant to the Trust Agreement, the Trustees will promptly call a meeting of shareholders to vote upon the removal of any Trustee when so requested in writing by the record holders of 10% or more of the outstanding shares. To the extent required by law, the Trust will assist in shareholder communications in connection with such a meeting.

The Trust Agreement provides that each shareholder, by virtue of becoming such, will be held to have expressly assented and agreed to the terms of the Trust Agreement and to have become a party thereto.

                                 MISCELLANEOUS

The address of the Trust is 4900 Sears Tower, Chicago, Illinois 60606 and the telephone number is 1-800-621-2550.

As used in this Prospectus, the term "Business Day" refers to each day when Northern and the New York Stock Exchange are open, which is Monday through Friday, except for holidays observed by Northern and/or the Exchange other than Good Friday. For 1998, the holidays of Northern and/or the Exchange are: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving and Christmas Day. Notice of purchase, redemption or exchange orders to be executed on Good Friday, or any other day Northern is open for business and the Exchange is closed must be received by the Transfer Agent no later than 11:00 a.m. Chicago time on the prior Business Day if the amount of the order is in excess of $1,000,000. On those days when Northern or the Exchange closes early as a result of unusual weather or other circumstances, the right is reserved to advance the time on that day by which purchase, redemption and exchange requests must be received. In addition, on any Business Day when the Public Securities Association (PSA) recommends that the securities markets close early, the Portfolios reserve the right to cease or to advance the deadline for accepting purchase, redemption and exchange orders for same Business Day credit up to one hour before the PSA recommended closing time. Purchase, redemption and exchange requests received after the advanced closing time will be effected on the next Business Day.

                             ---------------------

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                 SUBJECT TO COMPLETION - DATED JANUARY 30, 1998

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This Statement of Additional Information does not constitute a prospectus.

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                                SERVICE SHARES
                                PREMIER SHARES

                              THE BENCHMARK FUNDS
                               4900 Sears Tower
                            Chicago, Illinois 60606

                          GOVERNMENT SELECT PORTFOLIO
                             GOVERNMENT PORTFOLIO
                         DIVERSIFIED ASSETS PORTFOLIO
                             TAX-EXEMPT PORTFOLIO

This Statement of Additional Information (the "Additional Statement") dated April 1, 1998 is not a prospectus. This Additional Statement relates solely to the offering of Service Shares and Premier Shares of the Government Select, Government, Diversified Assets and Tax-Exempt Portfolios of the Benchmark Funds. This Additional Statement should be read in conjunction with the Prospectuses for the Service Shares and Premier Shares of the Government Select, Government, Diversified Assets and Tax-Exempt Portfolios each a "Prospectus") dated April 1, 1998. Copies of the Prospectus may be obtained without charge by calling Goldman, Sachs & Co. ("Goldman Sachs") toll-free at 1-800-621-2550 (outside Illinois) or by writing to the address stated above. Capitalized terms not otherwise defined have the same meaning as in the Prospectus.

                               ----------------

                          INDEX
                                                         Page
                                                         ----
     ADDITIONAL INVESTMENT INFORMATION                   B-3
          Investment Objectives and Policies             B-3
          Investment Restrictions                        B-9
     ADDITIONAL TRUST INFORMATION                        B-12
          Trustees and Officers                          B-12
          Investment Adviser,
          Transfer Agent and Custodian                   B-19
          Administrator and Distributor                  B-24
          Counsel and Auditors                           B-26
          In-Kind Purchases                              B-26
     PERFORMANCE INFORMATION                             B-26

     AMORTIZED COST VALUATION                            B-27
     DESCRIPTION OF SERVICE SHARES AND PREMIER SHARES    B-28
     ADDITIONAL INFORMATION CONCERNING TAXES             B-31
          General                                        B-31
          Special Tax Considerations                     B-32
          Pertaining to the
          Tax-Exempt Portfolio                           B-33
          Foreign Investors                              B-33
          Conclusion                                     B-34
     SERVICE PLAN                                        B-34
     OTHER INFORMATION                                   B-36
     FINANCIAL STATEMENTS                                B-37
     APPENDIX A (Description of Securities Ratings)      1-A


                               ----------------


No person has been authorized to give any information or to make any representations not contained in this Additional Statement or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or its distributor. The Prospectus does not constitute an offering by the Trust or by the distributor in any jurisdiction in which such offering may not lawfully be made.

SHARES OF THE TRUST ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED, ENDORSED OR OTHERWISE SUPPORTED BY, THE NORTHERN TRUST COMPANY, ITS PARENT COMPANY OR ITS AFFILIATES AND ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. THERE CAN BE NO ASSURANCE THAT ANY PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. AN INVESTMENT IN A PORTFOLIO INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                       ADDITIONAL INVESTMENT INFORMATION


Investment Objectives and Policies

 . The following supplements the investment objectives and policies of the Government Select, Government, Diversified Assets and Tax-Exempt Portfolios (the "Portfolios") of The Benchmark Funds (the "Trust") as set forth in the Prospectus.

Description of Commercial Paper, Bankers' Acceptances, Certificates of Deposit and Time Deposits

Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party.

As stated in the Prospectus, the Diversified Assets Portfolio may invest a portion of its assets in the obligations of foreign banks and foreign branches of domestic banks. Such obligations include Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs") which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs") which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs") which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs") which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.

Description of Asset-Backed Securities

The Diversified Assets Portfolio may purchase asset-backed securities, which are securities backed by mortgages, installment contracts, credit card receivables or other assets. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as a result of mortgage prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Such difficulties are not, however, expected to have a significant effect on the Portfolio since the remaining maturity of any asset-backed security acquired will be 13 months or less. Asset-backed securities acquired by the Portfolio may include collateralized mortgage obligations ("CMOs") issued by private companies.

U.S. Government Obligations

Examples of the types of U.S. Government obligations that may be acquired by the Portfolios include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, and the Maritime Administration.

Custodial Receipts for Treasury Securities

The Portfolios (other than the Government Select Portfolio) may acquire U.S. Government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for Federal tax purposes. The Trust is not aware of any binding legislative, judicial or administrative authority on this issue.

U.S. Treasury STRIPS

The Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, a Portfolio will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities. All Portfolios, including the Government Select Portfolio, may acquire securities registered under the STRIPS program.

Bank and Deposit Notes

The Diversified Assets Portfolio may purchase bank and deposit notes. Bank notes rank junior to deposit liabilities of banks and pari passu with other senior, unsecured obligations of the bank. Bank notes are classified as "other borrowings" on a bank's balance sheet, while deposit notes and certificates of deposit are classified as deposits. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.

Variable and Floating Rate Instruments

With respect to the variable and floating rate instruments that may be acquired by the Portfolios as described in the Prospectus, Northern will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will continuously monitor their financial status and ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is of "high quality," the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. The Portfolios will invest in variable and floating rate instruments only when Northern deems the investment to involve minimal credit risk. In determining weighted average portfolio maturity, an instrument may, subject to SEC regulations, be deemed to have a maturity shorter than its nominal maturity based on the period remaining until the next interest rate adjustment or the time the Portfolio involved can recover payment of principal as specified in the instrument.

Investment Companies

Each Portfolio may invest all or substantially all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, policies and restrictions as the Portfolio. However, each Portfolio currently intends to limit its investments in securities issued by other investment companies to the extent described in the Prospectus. A Portfolio may adhere to more restrictive limitations with respect to its investments in securities issued by other investment companies if required by the SEC or deemed to be in the best interests of the Trust, and will comply with any fundamental investment restriction than may otherwise be applicable to such investments.

Unaffiliated money market funds whose securities are purchased by the Portfolios are not obligated to redeem such securities in an amount exceeding 1% of their total outstanding securities during any period of less than 30 days. Therefore, such securities that exceed this amount may be illiquid.

To the extent required by the 1940 Act, each Portfolio expects to vote the shares of other investment companies that are held by it in the same proportion as the vote of all other holders of such securities.

Repurchase Agreements

Each Portfolio may enter into repurchase agreements with financial institutions, such as banks and broker-dealers, as are deemed creditworthy by Northern under guidelines approved by the Trust's Board of Trustees. The repurchase price under the repurchase agreements will generally equal the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Trust's custodian (or subcustodian), in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by a Portfolio under the 1940 Act.

Reverse Repurchase Agreements

Each Portfolio (except the Tax-Exempt Portfolio) may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the repurchase price. The Portfolios will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Portfolio will maintain in a segregated account liquid assets in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement. Reverse repurchase agreements are considered to be borrowings by a Portfolio under the 1940 Act.

Securities Lending

Collateral for loans of portfolio securities made by a Portfolio may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies or irrevocable bank letters of credit (or any combination thereof). The borrower of securities will be required to maintain the market value of the collateral at not less than the market value of the loaned securities, and such value will be monitored on a daily basis. When a Portfolio lends its securities, it continues to receive interest on the securities loaned and may simultaneously earn interest on the investment of the cash collateral which will be invested in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans will be called so that the securities may be voted by a Portfolio if a material event affecting the investment is to occur.

Forward Commitments and When-Issued Securities

Each Portfolio may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment (sometimes called delayed delivery) basis. These transactions involve a commitment by the Portfolio to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are normally negotiated directly with the other party.

A Portfolio will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Portfolio may dispose of or negotiate a commitment after entering into it. A Portfolio also may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. The Portfolio may realize a capital gain or loss in connection with these transactions. For purposes of determining a Portfolio's average dollar-weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date. When a Portfolio purchases securities on a when-issued or forward commitment basis, the Portfolio's custodian (or subcustodian) will maintain in a segregated account liquid assets having a value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian or subcustodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Portfolio will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

Yields and Ratings

The yields on certain obligations, including the money market instruments in which the Portfolios invest (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, financial condition of the issuer, size of the offering, maturity of the obligation and ratings of the issue. The ratings of S&P, Moody's, D&P, Fitch and TBW represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

Municipal Instruments

Opinions relating to the validity of Municipal Instruments and to the exemption of interest thereon from regular Federal income tax are rendered by bond counsel to the respective issuing authorities at the time of issuance. Neither the Trust nor Northern will review the proceedings relating to the issuance of Municipal Instruments or the bases for such opinions.

An issuer's obligations under its Municipal Instruments are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Instruments may be materially adversely affected by litigation or other conditions.

From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on Municipal Instruments. For example, under the Tax Reform Act of 1986 interest on certain private activity bonds must be included in an investor's Federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their Federal alternative minimum taxable income. The Trust cannot predict what legislation, if any, may be proposed in the future in Congress as regards the Federal income tax status of interest on Municipal Instruments. Future proposals could materially adversely affect the availability of Municipal Instruments for investment by the Tax-Exempt Portfolio and the liquidity and value of the Portfolio. In such an event the Board of Trustees would reevaluate the Portfolio's investment objective and policies and consider changes in its structure or possible dissolution.

Interest earned by the Tax-Exempt Portfolio on private activity bonds (if any) that is treated as a specific tax preference item under the Federal alternative minimum tax will not be deemed to have been derived from Municipal Instruments for purposes of determining whether that Portfolio meets its fundamental policy that at least 80% of its annual gross income be derived from Municipal Instruments.

Standby Commitments

The Tax-Exempt Portfolio may enter into standby commitments with respect to Municipal Instruments held by it. Under a standby commitment, a dealer agrees to purchase at the Portfolio's option a specified Municipal Instrument at its amortized cost value to the Portfolio plus accrued interest, if any. Standby commitments may be exercisable by the Portfolio at any time before the maturity of the underlying Municipal Instruments and may be sold, transferred or assigned only with the instruments involved.

The Tax-Exempt Portfolio expects that standby commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Portfolio may pay for a standby commitment either separately in cash or by paying a higher price for Municipal Instruments which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding standby commitments held by the Portfolio will not exceed 1/2 of 1% of the value of the Portfolio's total assets calculated immediately after each standby commitment is acquired.

The Portfolio intends to enter into standby commitments only with dealers, banks and broker-dealers which, in Northern's opinion, present minimal credit risks. The Portfolio will acquire standby commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a standby commitment will not affect the valuation or assumed maturity of the underlying Municipal Instrument. The actual standby commitment will be valued at zero in determining net asset value. Accordingly, where the Portfolio pays directly or indirectly for a standby commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by the Portfolio and will be reflected in realized gain or loss when the commitment is exercised or expires.

Investment Restrictions

Each Portfolio is subject to the fundamental investment restrictions enumerated below which may be changed with respect to a particular Portfolio only by a vote of the holders of a majority of such Portfolio's outstanding shares.

No Portfolio may:

     (1) Make loans, except (a) through the purchase of debt obligations in accordance with the Portfolio's investment objective and policies, (b) through repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities.

     (2) Mortgage, pledge or hypothecate any assets (other than pursuant to reverse repurchase agreements for the Diversified Assets, Government and Government Select Portfolios) except to secure permitted borrowings.

     (3) Purchase or sell real estate or securities issued by real estate investment trusts, but this restriction shall not prevent a Portfolio from investing directly or indirectly in portfolio instruments secured by real estate or interests therein.

     (4) Purchase or sell commodities or commodity contracts or oil or gas or other mineral exploration or development programs.

     (5) Invest in companies for the purpose of exercising control or management.

     (6) Act as underwriter of securities (except as a Portfolio may be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase and sale of portfolio instruments in accordance with its investment objective and portfolio management policies), purchase securities on margin (except for delayed delivery or when-issued transactions or such short-term credits as are necessary for the clearance of transactions), make short sales of securities or maintain a short position, or write puts, calls or combinations thereof.

     (7) The Portfolio may not make any investment inconsistent with the Portfolio's classification as a diversified investment company under the 1940 Act.

     (8) Purchase securities if such purchase would cause more than 25% in the aggregate of the market value of the total assets of a Portfolio to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to, and each Portfolio reserves freedom of action, when otherwise consistent with its investment policies, to concentrate its investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, obligations (other than commercial paper) issued or guaranteed by U.S. banks and U.S. branches of foreign banks and repurchase agreements and securities loans collateralized by such U.S. Government obligations or such bank obligations. For the purposes of this restriction, state and municipal governments and their agencies and authorities are not deemed to be industries; as to utility companies, the gas, electric, water and telephone businesses are considered separate industries; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly-owned finance companies are considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

     (9) Borrow money (other than pursuant to reverse repurchase agreements for the Portfolios described above), except (a) as a temporary measure, and then only in amounts not exceeding 5% of the value of the Portfolio's total assets or (b) from banks, provided that immediately after any such borrowing all borrowings of the Portfolio do not exceed one-third of the Portfolio's total assets. No purchases of securities will be made if borrowings subject to this restriction exceed 5% of the value of the Portfolio's assets. The exceptions in (a) and (b) to this restriction are not for investment leverage purposes but are solely for extraordinary or emergency purposes or to facilitate management of the Trust's Portfolios by enabling the Trust to meet redemption requests when the liquidation of portfolio instruments is deemed to be disadvantageous or not possible. If due to market fluctuations or other reasons the total assets of a Portfolio fall below 300% of its borrowings, the Trust will promptly reduce the borrowings of such Portfolio in accordance with the 1940 Act.

     (10) Notwithstanding any of the Trust's other fundamental investment restrictions (including, without limitation, those restrictions relating to issuer diversification, industry concentration and control), each Portfolio may (a) purchase securities of other investment companies to the full extent permitted under Section 12 of the 1940 Act (or any successor provision thereto) or under any regulation or order of the Securities and Exchange Commission; and (b) invest all or substantially all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, policies and fundamental restrictions as the Portfolio.

                                  *    *    *

The freedom of action reserved in Restriction No. 8 with respect to U.S. branches of foreign banks is subject to the requirement that they are subject to the same regulation as domestic branches of U.S. banks.

In addition, as matters of fundamental policy, the Government Select Portfolio, Government Portfolio and Diversified Assets Portfolio may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the applicable Portfolio's total assets; and the Tax-Exempt Portfolio may not acquire direct ownership of industrial development bonds if, as a result of such acquisition, more than 5% of the value of its total assets would be invested in industrial development bonds where payment of principal and interest is the responsibility of companies (including their predecessors) with less than three years of operating history and such bonds are not guaranteed as to principal and interest by companies (including their predecessors) with three years or more of operating history.

Except to the extent otherwise provided in Investment Restriction (8) for the purpose of such restriction, in determining industry classification the Trust intends to use the industry classification titles in the Standard Industrial Classification Manual.

In applying Restriction No. 8 above, a security is considered to be issued by the entity, or entities, whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by a Portfolio, does not exceed 10% of the value of the Portfolio's total assets.

Any restriction which involves a maximum percentage will not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a Portfolio.

                    ADDITIONAL TRUST INFORMATION

Trustees and Officers

Information pertaining to the Trustees and officers of the Trust is set forth below.


Name, Age                  Positions     Principal Occupation(s)
and Address                with Trust    During Past 5 Years
-----------------------    ----------    -----------------------------------------------
William H. Springer, 68    Chairman      Vice Chairman of Ameritech
701 Morningside Drive      and           (a telecommunications holding
Lake Forest, IL 60045      Trustee       company), from February 1987 to
                                         retirement in August 1992; Vice
                                         Chairman, Chief Financial
                                         and Administrative Officer of Ameritech
                                         prior to 1987; Director, Walgreen Co. (a
                                         retail drug store business); Director of
                                         Baker, Fentress & Co. (a closed-end, non-
                                         diversified management investment company)
                                         from April 1992 to present; Trustee,
                                         Goldman Sachs Trust from 1989 to present.

Richard Gordon Cline,      62 Trustee    Chairman, Hawthorne Investors,
4200 Commerce Court                      Inc. (a management advisory
Suite 300                                services and private
Lisle, IL  60532                         investment company) since January 1996;
                                         Chairman and CEO of NICOR Inc. (a
                                         diversified public utility holding
                                         company) from 1986 to 1995, and President,
                                         1992-1993; Director: Whitman Corporation
                                         (a diversified holding company); Kmart
                                         Corporation (a retailing company); Ryerson
                                         Tull, Inc. (metals distribution company);
                                         and University of Illinois Foundation.

Edward J. Condon, Jr.,     57 Trustee    Chairman of The Paradigm Group,
Sears Tower, Suite 9650                  Ltd. (a financial advisor)
233 S. Wacker Dr.                        since July 1993; Chairman,
Chicago, IL 60606                        Hussman International, Inc.
                                         (commercial refridgeration
                                         company) since and 1998; Vice
                                         President Treasurer of
                                         Sears, Roebuck and Co. (a retail
                                         corporation) from February 1989
                                         to July 1993;  within the last
                                         five years he has served as a
                                         Director of:


Name, Age                  Positions     Principal Occupation(s)
and Address                with Trust    During Past 5 Years
-----------------------    ----------    -----------------------------------------------
                                         Sears Roebuck Acceptance Corp.; Discover
                                         Credit Corp.; Sears Receivables Financing
                                         Group,Inc.; Sears Credit Corp.; and Sears
                                         Overseas Finance N.V; Member of the Board
                                         of Managers of The Liberty Hampshire
                                         Company, LLC; Vice Chairman and Director of
                                         Energenics LLC; Director of University
                                         Eldercare, Inc.; Director of the Girl
                                         Scouts of Chicago; and Trustee of Dominican
                                         University.

John W. English, 64        Trustee       Private Investor;  Vice President
50-H New England Avenue                  and Chief Investment Officer of The Ford
P.O. Box 640                             Foundation (a charitable trust) from 1981 until
Summit, NJ 07902-0640                    1993;  Trustee:  The China Fund, Inc.; Retail
                                         Property Trust; Sierra Trust;  American
                                         Red Cross in Greater New York; Mote Marine
                                         Laboratory; and Shareed Board for Christian
                                         Higher Education in Asia. Director: University
                                         of Iowa Foundation; Blanton-Peale
                                         Institutes of Religion and Health;
                                         Commsharey Foundation of Sarasota
                                         County; Duke Management Company; and John
                                         Ringling Centre Foundation.

Sandra Polk Guthman,       53  Trustee   President and CEO of Polk
420 N. Wabash Avenue                     Bros. Foundation (an Illinois
Suite 204                                not-for-profit corporation)
Chicago, IL  60611                       from 1993 to present; Director of
                                         Business Transformation from 1992-1993,
                                         and Midwestern Director of
                                         Marketing from 1988-1992, IBM Corporation;
                                         Director:MBIA Insurance Corporation of
                                         Illinois (bank holding company) since 1994
                                         and Avondale Financial Corporation (a
                                         stock savings and loan holding company)
                                         since 1995.


Name, Age                  Positions     Principal Occupation(s)
and Address                with Trust    During Past 5 Years
-----------------------    ----------    -----------------------------------------------
Frederick T. Kelsey,       70  Trustee   Consultant to Goldman Sachs
4010 Arbor Lane #102                     from December 1985 through
Northfield, IL  60093                    February 1988;  Director of
                                         Goldman Sachs Funds Group and
                                         Vice President of Goldman Sachs
                                         from May 1981 until his retirement
                                         in November 1985;  President and Treasurer
                                         of the Trust and other investment companies
                                         affiliated with Goldman Sachs through August
                                         1985; President from 1983 to 1985, and Trustee
                                         from 1983 to 1994, The Centerland Funds and
                                         its successor, The Pilot Funds; Trustee, various
                                         management investment companies affiliated with
                                         Zurich Kemper Investments.

Richard P. Strubel,        58  Trustee   Managing Director, Tandem
70 West Madison St                       Partners, Inc. (a privately
Suite 1400                               held management services firm)
Chicago, IL 60602                        since 1990; President and CEO, Microdot,
                                         Inc. (a privately held manufacturing firm)
                                         from 1984 to 1994; Trustee, Goldman Sachs
                                         Trust from 1987 to present; Director of
                                         Kaynar Technologies Inc. (a leading
                                         manufacturer of aircraft fasteners);
                                         Trustee of the University of Chicago;
                                         Director of Children's Memorial Medical
                                         Center.

Frank E. Polefrone 41      President     Director of Financial
4900 Sears Tower                         Institutions Sales and
Chicago, IL 60606                        Marketing of Goldman, Sachs
                                         Asset Management ("GSAM") since March
                                         1997.Marketing/Product Development of
                                         Federated Investors from August 1982
                                         through December 1996.

James A. Fitzpatrick 38    Vice          Vice President, GSAM (since A April 1997);
                         President       Vice President and General Manager, First Data
                                         Corporation - Investors Services Group prior
                                         thereto.

Gordon Linke [age]         Vice          [bio to come]
                         President


Name, Age                  Positions     Principal Occupation(s)
and Address                with Trust    During Past 5 Years
-----------------------    ----------    -----------------------------------------------
Nancy L. Mucker, 47        Vice          Vice President, Goldman Sachs
4900 Sears Tower           President     (since April 1985); Manager,
Chicago, IL  60606                       Shareholder Servicing of GSAM (since
                                         November 1989).

John W. Mosior, 58         Vice          Vice President, Goldman Sachs;
4900 Sears Tower           President     Manager of Shareholder
Chicago, IL  60606                       Servicing of GSAM (since November 1989).

Scott M. Gilman, 37        Treasurer     Director, Mutual Fund Administration, GSAM
One New York Plaza                       (since April 1994); Assistant Treasurer of Goldman
New York, NY  10004                      Sachs Funds Management, Inc. (since March 1993);
                                         Vice President, Goldman Sachs (since
                                         March 1990)

John Perlowski, 32         Assistant     Vice President, Goldman Sachs
One New York Plaza         Treasurer     (since July 1995); Director,
New York, NY  10004                      Investors Bank and Trust Company (November
                                         1993 to July 1995); Audit Manager of Arthur
                                         Anderson, LLP (prior thereto).

Michael J. Richman, 36     Secretary     Associate General Counsel,
85 Broad Street                          GSAM (since February 1994);
New York, NY  10004                      Vice President and Assistant General
                                         Counsel of Goldman Sachs (since June 1992);
                                         Counsel to the Funds Group of GSAM (since
                                         June 1992); Partner of Hale and Dorr
                                         (September 1991 to June 1992).

Howard B. Surloff, 32      Assistant     Vice President and Assistant
85 Broad Street            Secretary     General Counsel, Goldman Sachs
New York, NY 10004                       (since November 1993 and May 1994,
                                         respectively); Counsel to the Funds
                                         Group, GSAM (since November 1993); Associate
                                         of Shereff, Friedman, Hoffman & Goodman,
                                         LLP (prior thereto).

Valerie A. Zondorak, 32    Assistant     Vice President, Goldman Sachs
85 Broad Street            Secretary     (since March 1997); Counsel to
New York, NY  10004                      the Funds Group, GSAM (since
                                         March 1997); Associate,


Name, Age                  Positions     Principal Occupation(s)
and Address                with Trust    During Past 5 Years
-----------------------    ----------    -----------------------------------------------
                                         Shereff, Friedman, Hoffman & Goodman, LLP
                                         (prior thereto).

Steven E. Hartstein, 33    Assistant     Legal Products Analyst,
85 Broad Street            Secretary     Goldman Sachs (since June 1993);
New York, NY  10004                      Funds Compliance Officer, Citibank Global
                                         Asset Management (August 1991 to June 1993).

Deborah A. Farrell, 26     Assistant     Legal Assistant, Goldman Sachs
85 Broad Street            Secretary     (since January 1994;)
New York, NY  10004                      Formerly at Cleary,
                                         Gottlieb, Steen & Hamilton.

Certain of the Trustees and officers and the organizations with which they are associated have had in the past, and may have in the future, transactions with Northern, Goldman Sachs and their respective affiliates. The Trust has been advised by such Trustees and officers that all such transactions have been and are expected to be in the ordinary course of business and the terms of such transactions, including all loans and loan commitments by such persons, have been and are expected to be substantially the same as the prevailing terms for comparable transactions for other customers. Messrs. Springer, Kelsey, Strubel, Mosior, Gilman, Richman, Surloff and Hartstein and Mmes. Farrell, Mucker and Zondorak hold similar positions with one or more investment companies that are advised by Goldman Sachs. As a result of the responsibilities assumed by Northern under its Advisory Agreement, Transfer Agency Agreement and Custodian Agreement and Foreign Custody Agreement with the Trust and by Goldman Sachs under its Administration Agreement and Distribution Agreement with the Trust, the Trust itself requires no employees.

Each officer holds comparable positions with certain other investment companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.

Each Trustee earns a quarterly retainer of $6,250 and the Chairman of the Board earns a quarterly retainer of $9,375. Each Trustee, including the Chairman of the Board, earns an additional fee of $1,500 for each meeting attended, plus reimbursement of expenses incurred as a Trustee.

In addition, the Trustees established an Audit Committee consisting of three members including a Chairman of the Committee. Each member earns a fee of $1,500 for each meeting attended and the Chairman earns a quarterly retainer of $1,250.

Each Trustee will hold office for an indefinite term until the earliest of (1) the next meeting of Shareholders if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (2) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or Shareholders, in accordance with the Trust's Agreement and Declaration of Trust, or (3) in accordance with the current resolutions of the Board of Trustees (which may be changed without Shareholder vote), on the last day of the fiscal year of the Trust in which he or she attains the age of 72 years.

The Trust's officers do not receive fees from the Trust for services in such capacities, although Goldman Sachs, of which they are also officers, receives fees from the Trust for administrative services.

The following table sets forth certain information with respect to the compensation of each Trustee of the Trust for the one-year period ended November 30, 1997:

                                                      Pension or
                                                      Retirement          Total
                                                      Benefits       Compensation from
                               Aggregate              Accrued as     Registrant and
                             Compensation             Part of        Fund Complex Paid
Name of Trustee           from the Registrant     Trust's Expenses   to Trustees
---------------           -------------------     ----------------   -----------------
William H. Springer               $45,000               $0                 $45,000
Richard G. Cline ***
Edward J. Condon, Jr.             $32,500               $0                 $32,500
John W. English                   $31,000               $0                 $31,000
James J. Gavin*                   $35,500               $0                 $35,500
Sandra Polk Guthman ***
Frederick T. Kelsey               $35,500               $5,325**           $40,825
Richard P. Strubel                $40,500               $0                 $40,500


*    Retired as of November 30, 1997.
**   Interest from deferred compensation.
*** Mr. Cline and Ms. Guthman were elected as Trustees of the Trust in September 1997.

Investment Adviser, Transfer Agent and Custodian

Northern, a wholly-owned subsidiary of Northern Trust Corporation, a bank holding company, is one of the nation's leading providers of trust and investment management services. As of December 31, 1997, Northern and its affiliates had over $[ ] billion in assets under management for clients including public and private retirement funds, endowments, foundations, trusts, corporations, and individuals. Northern is one of the strongest banking organizations in the United States. Northern believes it has built its organization by serving clients with integrity, a commitment to quality, and personal attention. Its stated mission with respect to all its financial products and services is to achieve unrivaled client satisfaction. With respect to such clients, the Trust is designed to assist (i) defined contribution plan sponsors and their employees by offering a range of diverse investment options to help comply with 404(c) regulation and may also provide educational material to their employees, (ii) employers who provide post-retirement Employees' Beneficiary Associations ("VEBA") and require investments that respond to the impact of federal regulations, (iii) insurance companies with the day-to-day management of uninvested cash balances as well as with longer-term investment needs, and (iv) charitable and not-for-profit organizations, such as endowments and foundations, demanding investment management solutions that balance the requirement for sufficient current income to meet operating expenses and the need for capital appreciation to meet future investment objectives.

Under its Advisory Agreement with the Trust, Northern, subject to the general supervision of the Trust's Board of Trustees, is responsible for making investment decisions for each Portfolio and placing purchase and sale orders for the portfolio transactions of the Portfolios. In connection with portfolio transactions for the Portfolios, which are generally done at a net price without a broker's commission, Northern's Advisory Agreement provides that Northern shall attempt to obtain the best net price and execution. In assessing the best overall terms available for any transaction, Northern is to consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In evaluating the best overall terms available and in selecting the broker or dealer to execute a particular transaction, Northern may consider the brokerage and research services provided to the Portfolios and/or other accounts over which Northern or an affiliate of Northern exercises investment discretion. These brokerage and research services may include industry and company analyses, portfolio services, quantitative data, market information systems and economic and political consulting and analytical services.

For the fiscal years ended November 30, 1997, 1996 and 1995, all portfolio transactions for the Portfolios were executed on a principal basis and, therefore, no brokerage commissions were paid by the Portfolios. Purchases by the Portfolios from underwriters of portfolio securities, however, normally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include the spread between the dealer's cost for a given security and the resale price of the security.

Northern's investment advisory duties for the Trust are carried out through its Trust Department. On occasions when Northern deems the purchase or sale of a security to be in the best interests of a Portfolio as well as other fiduciary or agency accounts managed by it (including any other Portfolio, investment company or account for which Northern acts as adviser), the Agreement provides that Northern, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for such Portfolio with those to be sold or purchased for such other accounts in order to obtain best net price and execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by Northern in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Portfolio and other accounts involved. In some instances, this procedure may adversely affect the size of the position obtainable for a Portfolio or the amount of the securities that are able to be sold for a Portfolio. To the extent that the execution and price available from more than one broker or dealer are believed to be comparable, the Agreement permits Northern, at its discretion but subject to applicable law, to select the executing broker or dealer on the basis of Northern's opinion of the reliability and quality of such broker or dealer.

The Advisory Agreement provides that Northern may render similar services to others so long as its services under such Agreement are not impaired thereby. The Advisory Agreement also provides that the Trust will indemnify Northern against certain liabilities (including liabilities under the Federal securities laws relating to untrue statements or omissions of material fact and actions that are in accordance with the terms of the Agreement) or, in lieu thereof, contribute to resulting losses.

Under its Transfer Agency Agreement with the Trust, Northern has undertaken to
(1) answer customer inquiries regarding the current yield of, and certain other matters (e.g. account status information) pertaining to, the Trust, (2) process purchase and redemption transactions, including transactions generated by any service provided outside of the Agreement by Northern, its affiliates or correspondent banks whereby customer account cash balances are automatically invested in shares of the Portfolios, and the disbursement of the proceeds of redemptions, (3) establish and maintain separate omnibus accounts with respect to shareholders investing through Northern or any of its affiliates and correspondent banks and act as transfer agent and perform sub-accounting services with respect to each such account, (4) provide periodic statements showing account balances, (5) mail reports and proxy materials to shareholders,
(6) provide information in connection with the preparation by the Trust of various regulatory reports and prepare reports to the Trustees and management,
(7) answer inquiries (including requests for prospectuses and Additional Statements, and assistance in the completion of new account applications) from investors and respond to all requests for information regarding the Trust (such as current price, recent performance, and yield data) and questions relating to accounts of investors (such as possible errors in statements, and transactions), (8) respond to and seek to resolve all complaints of investors with respect to the Trust or their accounts, (9) furnish proxy statements and proxies, annual and semi-annual financial statements, and dividend, distribution and tax notices to investors,
(10) furnish the Trust all pertinent Blue Sky information, (11) perform all required tax withholding, (12) preserve records, and (13) furnish necessary office space, facilities and personnel. Northern may appoint one or more sub-transfer agents in the performance of its services.

As compensation for the services rendered by Northern under the Transfer Agency Agreement and the assumption by Northern of related expenses, Northern is entitled to a fee from the Trust, payable monthly, at an annual rate equal to $18 for each subaccount relating to shares of the Trust. This fee is subject to annual upward adjustments based on increases in the Consumer Price Index for All Urban Consumers, provided that Northern may permanently or temporarily waive all or any portion of any upward adjustment. Northern's affiliates and correspondent banks may receive compensation for performing the services described in the preceding paragraph that Northern would otherwise receive. Conflict-of-interest restrictions under state and Federal law (including the Employee Retirement Income Security Act of 1974) may apply to the receipt by such affiliates or correspondent banks of such compensation in connection with the investment of fiduciary funds in Portfolio shares.

Under its Custodian Agreement with the Trust, Northern (1) holds each Portfolio's cash and securities, (2) maintains such cash and securities in separate accounts in the name of the Portfolio, (3) makes receipts and disbursements of funds on behalf of the Portfolio, (4) receives, delivers and releases securities on behalf of the Portfolio, (5) collects and receives all income, principal and other payments in respect of the Portfolio's securities held by Northern under the Agreement, and (6) maintains the accounting records of the Trust. Northern may employ one or more subcustodians, provided that Northern shall have no more responsibility or liability to the Trust on account of any action or omission of any subcustodian so employed than such subcustodian has to Northern and that the responsibility or liability of the subcustodian to Northern shall conform to the resolution of the Trustees of the Trust authorizing the appointment of the particular subcustodian. Northern may also appoint agents to carry out such of the provisions of the Custodian Agreement as Northern may from time to time direct, provided that the appointment of an agent shall not relieve Northern of any of its responsibilities under the Agreement.

As compensation for the services rendered to the Trust by Northern as custodian, and the assumption by Northern of certain related expenses, Northern is entitled to payment from the Trust as follows: (i) $18,000 annually for each Portfolio, plus (ii) 1/100th of 1% annually of each Portfolio's average daily net assets to the extent they exceed $100 million, plus (iii) a fixed dollar fee for each trade in portfolio securities, plus (iv) a fixed dollar fee for each time that Northern as custodian receives or transmits funds via wire, plus (v) reimbursement of expenses incurred by Northern as custodian for telephone, postage, courier fees, office supplies and duplicating. The fees referred to in clauses (iii) and (iv) are subject to annual upward adjustments based on increases in the Consumer Price Index for All Urban Consumers, provided that Northern may permanently or temporarily waive all or any portion of any upward adjustment.

Unless sooner terminated, each of the Advisory Agreement, Transfer Agency Agreement and Custodian Agreement between Northern and the Trust will continue in effect with respect to a particular Portfolio until April 30, 1999, and thereafter for successive 12-month periods, provided that the continuance is approved at least annually (1) by the vote of a majority of the Trustees who are not parties to the agreement or "interested persons" (as such term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval and (2) by the Trustees or by the vote of a majority of the outstanding shares of such Portfolio (as defined below under "Other Information"). Each agreement is terminable at any time without penalty by the Trust (by specified Trustee or shareholder action) on 60 days' written notice to Northern and by Northern on 60 days' written notice to the Trust.

For the fiscal periods ended November 30, as indicated, the amount of the Advisory Fee (after fee waivers) incurred by each Portfolio was as follows:

                                   1997        1996        1995
                                ----------  ----------  ----------
Government Select Portfolio                 $  772,113  $  569,065
Government Portfolio                         2,617,746   1,938,878
Diversified Assets Portfolio                 7,832,358   7,080,710
Tax-Exempt Portfolio                         1,885,156   1,687,136

In addition, for the fiscal periods ended November 30, as indicated, Northern waived additional advisory fees with respect to the Government Select Portfolio in the amounts of $1,157,788, $853,605 and $622,131. Northern waived additional advisory fees with respect to the Government Portfolio for the period from June 1, 1994 through July 31, 1994 in the amount of $69,721.

For the fiscal periods ended November 30, as indicated, the amount of the Transfer Agency Fee incurred by each Portfolio was as follows:

                                 1997     1996      1995
                                -------  -------  --------
Government Select Portfolio              $22,274  $ 25,000
Government Portfolio                      31,048    32,000
Diversified Assets Portfolio              64,579   110,000
Tax-Exempt Portfolio                      14,883    32,000

For the fiscal periods ended November 30, as indicated, the amount of the Custodian Fees incurred by each Portfolio was as follows:

                                  1997      1996      1995
                                --------  --------  --------
Government Select Portfolio               $ 96,787  $ 75,122
Government Portfolio                       131,957   101,086
Diversified Assets Portfolio               360,387   317,635
Tax-Exempt Portfolio                       105,936    97,551

Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered open-end investment company continuously engaged in the issuance of its shares, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. Northern believes that it may perform the services contemplated by its agreements with the Trust without violation of such banking laws or regulations, which are applicable to it. It should be noted, however, that future changes in either Federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future judicial or administrative decisions or interpretations of current and future statutes and regulations, could prevent Northern from continuing to perform such services for the Trust.

Should future legislative, judicial or administrative action prohibit or restrict the activities of Northern in connection with the provision of services on behalf of the Trust, the Trust might be required to alter materially or discontinue its arrangements with Northern and change its method of operations. It is not anticipated, however, that any change in the Trust's method of operations would affect the net asset value per share of any Portfolio or result in a financial loss to any shareholder. Moreover, if current restrictions preventing a bank from legally sponsoring, organizing, controlling or distributing shares of an open-end investment company were relaxed, the Trust expects that Northern would consider the possibility of offering to perform some or all of the services now provided by Goldman Sachs. It is not possible, of course, to predict whether or in what form such restrictions might be relaxed or the terms upon which Northern might offer to provide services for consideration by the Trustees.

Northern is active as an underwriter of municipal instruments. Under the 1940 Act the Portfolios are precluded, subject to certain exceptions, from purchasing in the primary market those municipal instruments with respect to which Northern is serving as a principal underwriter. In the opinion of Northern, this limitation will not significantly affect the ability of the Portfolios to pursue their respective investment objectives. Goldman Sachs is also an active investor, dealer and/or underwriter in many types of money market instruments. Its activities in this regard could have some effect on the market for those instruments which the Portfolios acquire, hold or sell.

In the Advisory Agreement, Northern agrees that the name "The Benchmark" may be used in connection with the Trust's business on a royalty-free basis. Northern has reserved to itself the right to grant the non-exclusive right to use the name "The Benchmark" to any other person. The Advisory Agreement provides that at such time as the Agreement is no longer in effect, the Trust will cease using the name "The Benchmark." (This undertaking by the Trust may be subject to certain legal limitations.)

Portfolio Transactions

During the fiscal year ended November 30, 1997, the Diversified Assets Portfolio acquired and sold securities of [Bear Stearns & Co., Donaldson Lufkin & Jenrette Securities, Inc., J.P. Morgan Securities, Inc., Merrill Lynch & Co., Inc. and Swiss Bank,] each a regular broker/dealer. At November 30, 1997, the Diversified Assets Portfolio owned the following amounts of securities of its regular broker/dealers, as defined in Rule 10b-1 under the 1940 Act, or their parents:
[Bear Stearns & Co., with an approximate aggregate market value of $270,101,000, Donaldson, Lufkin & Jenrette Securities, Inc., with an approximate aggregate market value of $200,000,000, J.P. Morgan Securities, Inc., with an approximate aggregate market value of $131,063,000, Merrill Lynch & Co., Inc., with an approximate aggregate market value of $50,000,000 and Swiss Bank, with an approximate aggregate market value of $10,001,000.]

During the fiscal year ended November 30, 1997, the Government Portfolio acquired and sold securities of [Bear Stearns & Co., J.P. Morgan Securities, Inc., Nomura Securities and UBS Securities,] each a regular broker/dealer. At November 30, 1997, the Government Portfolio owned the following amounts of securities of its regular broker/dealers, as defined in Rule 10b-1 under the 1940 Act, or their parents: [Bear Stearns & Co., with an approximate aggregate market value of $140,000,000, J.P. Morgan Securities, Inc., with an approximate aggregate market value of $8,704,000, Nomura Securities, with an approximate aggregate market value of $200,000,000 and UBS Securities, with an approximate aggregate market value of $50,000,000.]

Administrator and Distributor

Under its Administration Agreement with the Trust, Goldman Sachs, subject to the general supervision of the Trust's Board of Trustees, acts as the Trust's Administrator. In this capacity, Goldman Sachs (1) provides supervision of all aspects of the Trust's non-investment advisory operations (the parties giving due recognition to the fact that certain of such operations are performed by Northern pursuant to the Trust's agreements with Northern), (2) provides the Trust, to the extent not provided pursuant to such agreements, with such personnel as are reasonably necessary for the conduct of the Trust's affairs,
(3) arranges, to the extent not provided pursuant to such agreements, for the preparation at the Trust's expense of its tax returns, reports to shareholders, periodic updating of the Prospectus issued by the Trust, and reports filed with the SEC and other regulatory authorities (including qualification under state securities or Blue Sky laws of the Trust's shares), and (4) provides the Trust, to the extent not provided pursuant to such agreements, with adequate office space and equipment and certain related services in Chicago.

For the fiscal periods ended November 30, as indicated, Goldman Sachs received fees under the Administration Agreement (after fee waivers) in the amount of:

                                            1997        1996        1995
                                         ----------  ----------  ----------
Government Select Portfolio                          $  897,049  $  751,804
Government Portfolio                                  1,036,172     895,112
Diversified Assets Portfolio                          2,079,083   1,928,672
Tax-Exempt Portfolio                                    885,446     828,163


For the fiscal periods ended November 30, as indicated, and prior to May 1, 1997, Goldman Sachs voluntarily agreed to waive a portion of its Administration Fee for each Portfolio resulting in an effective fee of .10% of the average daily net assets for each Portfolio. The effect of these waivers by Goldman Sachs was to reduce administration fees by the following amounts:


                                            1997        1996        1995
                                          --------    --------    --------
Government Select Portfolio                           $364,826    $346,936
Government Portfolio                                   305,696     369,546
Diversified Assets Portfolio                                 0           0
Tax-Exempt Portfolio                                   382,218     389,481

In addition, pursuant to an undertaking that commenced August 1, 1992, Goldman Sachs agreed that, if its administration fees (less expense reimbursements paid by Goldman Sachs to the Trust and less certain marketing expenses paid by Goldman Sachs) exceed a specified amount ($1 million for the Trust's first twelve investment portfolios plus $50,000 for each additional portfolio) during the current fiscal year, Goldman Sachs will waive a portion of its administration fees during the following fiscal year. This undertaking may be terminated by Goldman Sachs at any time without the consent of the Trust or the shareholders. There have been no waivers pursuant to this agreement during the last three fiscal periods.

Goldman Sachs has agreed for the current fiscal year to reimburse each Portfolio for all expenses (including fees payable to Goldman Sachs as administrator, but excluding the fees payable to Northern for its duties as investment adviser or transfer agent, servicing fees and extraordinary expenses) which exceed on an annualized basis .10% of each Portfolio's average net assets. Prior to May 1, 1997, this undertaking was voluntary with respect to the Portfolios. As of May 1, 1997, this undertaking is contractual with respect to all Portfolios. For the fiscal periods ended November 30, 1996, 1995 and 1994, there were no reductions in the administration fee.

Unless sooner terminated the Administration Agreement will continue in effect with respect to a particular Portfolio until April 30, 1999, and thereafter for successive 12-month periods, provided that the agreement is approved annually (1) by the vote of a majority of the Trustees who are not parties to the agreement or "interested persons" (as such term is defined by the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval, and (2) by the Trustees or by the vote of a majority of the outstanding shares of such Portfolio (as defined below under "Other Information"). The Administration Agreement is terminable at any time without penalty by the Trust (upon specified Trustee or shareholder action) on 60 days' written notice to Goldman Sachs and by Goldman Sachs on 60 days' written notice to the Trust.

The Trust has entered into a Distribution Agreement under which Goldman Sachs, as agent, sells shares of each Portfolio on a continuous basis. Goldman Sachs pays the cost of printing and distributing prospectuses to persons who are not shareholders of Trust shares (excluding preparation and typesetting expenses) and of all other sales presentations, mailings, advertising and other distribution efforts. No compensation is payable by the Trust to Goldman Sachs for such distribution services.

The Administration Agreement and the Distribution Agreement provide that Goldman Sachs may render similar services to others so long as its services under such Agreements are not impaired thereby. The Administration Agreement provides that the Trust will indemnify Goldman Sachs against certain liabilities (including liabilities under the Federal securities laws relating to untrue statements or omissions of material fact and actions that are in accordance with the terms of the Administration Agreement and Distribution Agreement) or, in lieu thereof, contribute to resulting losses.

Counsel and Auditors

Drinker Biddle & Reath LLP, with offices at 1345 Chestnut Street, Suite 1100, Philadelphia, Pennsylvania 19107, serve as counsel to the Trust.

Ernst & Young LLP, independent auditors, 233 S. Wacker Drive, Chicago, Illinois 60606, have been selected as auditors of the Trust. In addition to audit services, Ernst & Young LLP prepares the Trust's Federal and state tax returns, and provides consultation and assistance on accounting, internal control and related matters.

In-Kind Purchases

Payment for shares of a Portfolio may, in the discretion of Northern, be made in the form of securities that are permissible investments for the Portfolio as described in the Prospectus. For further information about this form of payment, contact Northern. In connection with an in-kind securities payment, a Portfolio will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Portfolio and that the Portfolio receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Portfolio; and that adequate information be provided concerning the basis and other tax matters relating to the securities.

                            PERFORMANCE INFORMATION

From time to time the Trust may advertise quotations of "yields" and "effective yields" with respect to each Portfolio's Service Shares and Premier Shares, and "tax-equivalent yields" with respect to Service Shares and Premier Shares of the Government Select Portfolio and Tax-Exempt Portfolio computed in accordance with a standardized method, based upon the seven-day period ended on the date of calculation. Yield, effective yield and tax equivalent yield are computed separately for each class of shares. Each class of shares has different fees and expenses, and consequently, may have different yields for the same period. In arriving at such quotations as to "yield," the Trust first determines the net change during the period in the value of a hypothetical pre-existing account having a balance of one Service Share or Premier Share at the beginning of the period (such net change being inclusive of the value of any additional shares of the same class issued in connection with distributions of net investment income as well as net investment income accrued on both the original share and any such additional shares, but exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation), then divides such net change by the value of the account at the beginning of the period to obtain the base period return, and then multiplies the base period return by 365/7.

The "effective yield" with respect to the Service Shares and Premier Shares of a Portfolio is computed by adding 1 to the base period return (calculated as above), raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

"Tax-equivalent yield" is computed by dividing the tax-exempt portion of the yield by 1 minus a stated income tax rate, and then adding the product to the taxable portion of the yield, if any. There may be more than one tax-equivalent yield, if more than one stated income tax rate is used.

Quotations of yield, effective yield and tax-equivalent yield provided by the Trust are carried to at least the nearest hundredth of one percent. Any fees imposed by Northern, its affiliates or correspondent banks on their customers in connection with investments in shares of the Portfolios are not reflected in the calculation of yields for the Portfolios.

Each Portfolio's yield fluctuates, unlike bank deposits or other investments which pay a fixed yield for a stated period of time. The annualization of one week's income is not necessarily indicative of future actual yields. Actual yields will depend on such variables as portfolio quality, average portfolio maturity, the type of portfolio instruments acquired, changes in money market interest rates, portfolio expenses and other factors. Yields are one basis investors may use to analyze a class of shares of the Portfolio as compared to comparable classes of shares of other money market funds and other investment vehicles. However, yields of comparable classes of shares of other money market funds and other investment vehicles may not be comparable because of the foregoing variables, and differences in the methods used in valuing their portfolio instruments, computing net asset value and determining yield.

Each Portfolio may also quote from time to time the total return of its Service Shares or Premier Shares in accordance with SEC regulations.

                           AMORTIZED COST VALUATION

As stated in the Prospectus, each Portfolio seeks to maintain a net asset value of $1.00 per share and, in this connection, values its instruments on the basis of amortized cost pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if the Portfolio sold the instrument. During such periods the yield to investors in the Portfolio may differ somewhat from that obtained in a similar entity which uses available indications as to market value to value its portfolio instruments. For example, if the use of amortized cost resulted in a lower (higher) aggregate Portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher (lower) yield and ownership interest than would result from investment in such similar entity and existing investors would receive less (more) investment income and ownership interest. However, the Trust expects that the procedures and limitations referred to in the following paragraphs of this section will tend to minimize the differences referred to above. Under Rule 2a-7, the Trust's Board of Trustees, in supervising the Trust's operations and delegating special responsibilities involving portfolio management to Northern, has established procedures that are intended, taking into account current market conditions and the Portfolios' investment objectives, to stabilize the net asset value of each Portfolio, as computed for the purposes of purchases and redemptions, at $1.00 per share. The Trustees' procedures include periodic monitoring of the difference (the "Market Value Difference") between the amortized cost value per share and the net asset value per share based upon available indications of market value. Available indications of market value used by the Trust consist of actual market quotations or appropriate substitutes which reflect current market conditions and include (a) quotations or estimates of market value for individual portfolio instruments and/or (b) values for individual portfolio instruments derived from market quotations relating to varying maturities of a class of money market instruments. In the event the Market Value Difference of a given Portfolio exceeds certain limits or Northern believes that the Market Value Difference may result in material dilution or other unfair results to investors or existing shareholders, the Trust will take action in accordance with the 1940 Act and the Trustees will take such steps as they consider appropriate (e.g., selling portfolio instruments to shorten average portfolio maturity or to realize capital gains or losses, reducing or suspending shareholder income accruals, redeeming shares in kind, or utilizing a net asset value per share based upon available indications of market value which under such circumstances would vary from $1.00) to eliminate or reduce to the extent reasonably practicable any material dilution or other unfair results to investors or existing shareholders which might arise from Market Value Differences. In particular, if losses were sustained by a Portfolio, the number of outstanding shares might be reduced in order to maintain a net asset value per share of $1.00. Such reduction would be effected by having each shareholder proportionately contribute to the Portfolio's capital the necessary shares to restore such net asset value per share. Each shareholder will be deemed to have agreed to such contribution in these circumstances by investing in the Portfolio.

Rule 2a-7 requires that each Portfolio limit its investments to instruments which Northern determines (pursuant to guidelines established by the Board of Trustees) to present minimal credit risks and which are "Eligible Securities" as defined by the SEC and described in the Prospectus. The Rule also requires that each Portfolio maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to its policy of maintaining a stable net asset value per share and precludes the purchase of any instrument deemed under the Rule to have a remaining maturity of more than 13 months. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Rule requires a Portfolio to invest its available cash in such a manner as to reduce such maturity to the prescribed limit as soon as reasonably practicable.

               DESCRIPTION OF SERVICE SHARES AND PREMIER SHARES

The Trust Agreement permits the Trust's Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more separate series representing interests in different investment portfolios. The Trustees may hereafter create series in addition to the Trust's existing eighteen series which represent interests in the eighteen respective Portfolios. The Prospectuses and this Additional Statement relate only to the Service Shares and Premier Shares of the Government Select, Government, Diversified Assets and Tax-Exempt Portfolios. For information on the other class of shares in the Portfolios and on the Trust's other investment portfolios call Goldman Sachs at the toll-free number on page 1.

The Trust Agreement further permits the Board of Trustees to classify or reclassify any unissued shares into additional series or subseries within a series. Pursuant to such authority, the Trustees have authorized the issuance of an unlimited number of shares of beneficial interest in three separate subseries (sometimes referred to as "classes") of shares in each of the Portfolios:
Shares, Service Shares and Premier Shares. Under the terms of the Trust Agreement, each share of each Portfolio is without par value, represents an equal proportionate interest in the particular Portfolio with each other share of its class in the same Portfolio and is entitled to such dividends and distributions out of the income belonging to the Portfolio as are declared by the Trustees. Upon any liquidation of a

Portfolio, shareholders of each class of a Portfolio are entitled to share pro rata in the net assets belonging to that class available for distribution. Shares do not have any preemptive or conversion rights. The right of redemption is described under "Investing-Redemption of Shares" in the Prospectus and under "Amortized Cost Valuation" in this Additional Statement. In addition, pursuant to the terms of the 1940 Act, the right of a shareholder to redeem shares and the date of payment by a Portfolio may be suspended for more than seven days (a) for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or trading in the markets the Portfolio normally utilizes is closed or is restricted as determined by the SEC, (b) during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for the Portfolio to dispose of instruments owned by it or fairly to determine the value of its net assets, or (c) for such other period as the SEC may by order permit for the protection of the shareholders of the Portfolio. The Trust may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions. In addition, shares of each Portfolio are redeemable at the unilateral option of the Trust if the Trustees determine in their sole discretion that failure to so redeem may have material adverse consequences to the shareholders of the Portfolio. Shares when issued as described in the Prospectus are validly issued, fully paid and nonassessable, except as stated below.

The proceeds received by each Portfolio for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to and constitute the underlying assets of that Portfolio. The underlying assets of each Portfolio will be segregated on the books of account, and will be charged with the liabilities in respect to that Portfolio and with a share of the general liabilities of the Trust. Expenses with respect to the Portfolios are normally allocated in proportion to the net asset value of the respective Portfolios except where allocations of direct expenses can otherwise be fairly made.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Portfolio affected by the matter. A Portfolio is affected by a matter unless it is clear that the interests of each Portfolio in the matter are substantially identical or that the matter does not affect any interest of the Portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Portfolio only if approved by a majority of the outstanding shares of such Portfolio. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together in the aggregate without regard to a particular Portfolio. In addition, shareholders of each of the classes in a particular investment portfolio have equal voting rights except that only shares of a particular class of an investment portfolio will be entitled to vote on matters submitted to a vote of shareholders (if any) relating to shareholder servicing expenses and transfer agency fees that are payable by that class.

As a general matter, the Trust does not hold annual or other meetings of shareholders. This is because the Trust Agreement provides for shareholder voting only for the election or removal of one or more Trustees, if a meeting is called for that purpose, and for certain other designated matters. Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of considering the election or reelection of such Trustee or of a successor to such Trustee, and until the election and qualification of his successor, if any, elected at such meeting, or until such Trustee sooner dies, resigns, retires or is removed by the shareholders or two-thirds of the Trustees.

Under the Delaware Business Trust Act (the "Delaware Act"), shareholders are not personally liable for obligations of the Trust. The Delaware Act entitles a shareholder of the Trust to the same limitation of liability as is available to shareholders of private for-profit corporations. However, no similar statutory or other authority limiting business trust shareholder liability exists in many other states. As a result, to the extent that the Trust or a shareholder is subject to the jurisdiction of courts in such other states, those courts may not apply Delaware law and may subject the Shareholders to liability. To offset this risk, the Trust Agreements (i) contains an express disclaimer of Shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation and instrument entered into or executed by the Trust or its Trustees and (ii) provides for indemnification out of the property of the applicable series of the Trust of any shareholder held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder and not because of the shareholder's acts or omissions or for some other reason. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (1) a court refuses to apply Delaware law; (2) the liability arises under tort law or, if not, no contractual limitation of liability is in effect; and (3) the applicable series of the Trust is unable to meet its obligations.

The Trust Agreement provides that the Trustees will not be liable to any person other than the Trust or a shareholder and that a Trustee will not be liable for any act as a Trustee. However, nothing in the Trust Agreements protect a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Shares are held of record by Northern for the benefit of its customers and the customers of its affiliates and correspondent banks who have invested in the Portfolios. As of December 30, 1997, the trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of beneficial interest of each Portfolio. Northern has advised the Trust that the following persons (whose mailing address is: c/o The Northern Trust Company, 50 South LaSalle, Chicago, IL 60675) beneficially owned five percent or more of the outstanding shares of the Portfolios as of December 30, 1997:

                                             Percentage
                                             of
                               Number of     Outstanding
                               Shares        Shares
                               ----------    -----------
GOVERNMENT SELECT PORTFOLIO
Midway National Bank           79,149,010       6.07%
Arcadia Trust, N.A.            75,537,254       5.80%

TAX-EXEMPT PORTFOLIO
Lor, Inc. Pooled Investment
 Partnership                   36,592,940       5.74%

                    ADDITIONAL INFORMATION CONCERNING TAXES

General

Each Portfolio is treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to qualify as a regulated investment company. By following this policy, each Portfolio expects to eliminate or reduce to a nominal amount the Federal income taxes to which it may be subject. If for any taxable year a Portfolio does not qualify for the special Federal tax treatment afforded regulated investment companies, all of the Portfolio's taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, the Portfolio's distributions (including amounts derived from interest on Municipal Instruments in the case of the Tax-Exempt Portfolio) would be taxable as ordinary income for Federal income tax purposes to the Portfolio's shareholders, to the extent of its current and accumulated earnings and profits, and would be eligible for the dividends received deduction in the case of corporate shareholders.

In order to qualify as a regulated investment company for a taxable year under the Code, each Portfolio must comply with certain requirements. First, each Portfolio must distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income (if any) (the "Distribution Requirement"). At least 90% of the gross income of each Portfolio must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the Portfolio's business of investing in such stock, securities or currencies (the "Income Requirement"). Finally, at the close of each quarter of its taxable year, at least 50% of the value of each Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of each Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Portfolio controls and which are engaged in the same or similar trades or businesses.

Each Portfolio will designate any distribution of the excess of net long-term capital gain over net short-term capital loss as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the Portfolio's taxable year.

Ordinary income of individuals (including short-term capital gains) is taxable at a maximum marginal rate of 39.6%, but because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. Under the Taxpayer Relief Act of 1997, for capital gains on securities recognized after July 28, 1997, the maximum tax rate for individuals is 20% if the property was held more than 18 months; for property held for more than 12 months, but no longer than 18 months, the maximum tax rate on capital gains continues to be 28%. For corporations, long-term capital gains and ordinary income are both taxable at a maximum marginal rate of 35%.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

The Trust will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends and gross sale proceeds paid to any shareholder (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify to the Trust, when required to do so, that he or she is not subject to backup withholding or that he or she is an "exempt recipient."

Special Tax Considerations Pertaining to the Tax-Exempt Portfolio

As described above and in the Prospectus, the Tax-Exempt Portfolio is designed to provide investors with current tax-exempt interest income. The Portfolio is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Portfolio would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under
Section 401 of the Code, H.R.10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Portfolio's dividends being tax-exempt. In addition, the Portfolio may not be an appropriate investment for persons or entities that are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person which regularly uses a part of such facilities in its trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, or which occupies more than 5% of the usable area of such facilities or for which such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, partnerships and its partners and an S corporation and its shareholders.

In order for the Tax-Exempt Portfolio to pay Federal exempt-interest dividends with respect to any taxable year, at the close of each taxable quarter at least 50% of the aggregate value of the Portfolio must consist of tax-exempt obligations. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Portfolio and designated as an exempt-interest dividend in a written notice mailed to shareholders not later than 60 days after the close of the Portfolio's taxable year. However, the aggregate amount of dividends so designated by the Portfolio cannot exceed the excess of the amount of interest exempt from tax under Section 103 of the Code received by the Portfolio during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. The percentage of total dividends paid by the Portfolio with respect to any taxable year which qualifies as Federal exempt-interest dividends will be the same for all shareholders receiving dividends from the Portfolio with respect to such year.

Interest on indebtedness incurred by a shareholder to purchase or carry Portfolio shares generally is not deductible for Federal income tax purposes if the Portfolio's distributions are not subject to Federal income tax.

Foreign Investors

Foreign shareholders generally will be subject to U.S. withholding tax at a rate of 30% (or a lower treaty rate, if applicable) on distributions by a Portfolio of net interest income, other ordinary income, and the excess, if any, of net short-term capital gain over net long-term capital loss for the year. For this purpose, foreign shareholders include individuals other than U.S. citizens, residents and certain nonresident aliens, and foreign corporations, partnerships, trusts and estates. A foreign shareholder generally will not be subject to U.S. income or withholding tax in respect of proceeds from or gain on the redemption of shares or in respect of capital gain dividends, provided such shareholder submits a statement, signed under penalties of perjury, attesting to such shareholder's exempt status. Different tax consequences apply to a foreign shareholder engaged in a U.S. trade or business. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of investing in the Trust.

Conclusion

The foregoing discussion is based on tax laws and regulations which are in effect on the date of this Additional Statement. Such laws and regulations may be changed by legislative or administrative action. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Shareholders are advised to consult their tax advisers with specific reference to their own tax situation, including the application of state and local taxes.

SERVICE PLAN

The Trust, on behalf of the Government Select, Government, Diversified Assets and Tax-Exempt Portfolio, has adopted a Service Plan (the "Plan") with respect to the Service Shares and Premier Shares which authorizes the Portfolios to compensate Northern for providing or contracting with banks, trust companies, broker-dealers and other financial institutions "Servicing Agents") to provide certain account administration and personal and account maintenance services to their customers ("customers") who are beneficial owners of such shares, pursuant to servicing agreements outlining such services ("Servicing Agreements").

     The Trust, on behalf of the Service Shares and the Premier Shares of each Portfolio, is authorized to pay to Northern a monthly or quarterly service fee in respect of (i) administrative support services performed and expenses incurred in connection with such Portfolio's Service Shares and Premier Shares and (ii) personal and account maintenance services performed and expenses incurred in connection with such Portfolio's Premier Shares as set forth below. The fee paid for such services (the "Servicing Fee") during any one year shall not exceed: (i) .33% of the average daily net asset value of the Service Shares of such Portfolio and (ii) .58% of the average daily net asset value of the Premier Shares of such Portfolio during such period; provided, however, that the fee paid for personal and account maintenance services and expenses shall not exceed .25% of the average daily net asset value of the Premier Shares of such Portfolio for such period.

     Payments of the Service Fee with respect to Service Shares and Premier Shares will be used to compensate or reimburse Northern and the Servicing Agents for administrative support services and expenses, which may include without limitation: (i) acting or arranging for another party to act, as recordholder and nominee of all Service Shares and Premier Shares of a Portfolio beneficially owned by Customers; (ii) establishing and maintaining individual accounts and records with respect to Service Shares and Premier Shares of a Portfolio owned by Customers; (iii) processing and issuing confirmations concerning Customer orders to purchase, redeem and exchange Service Shares and Premier Shares of a Portfolio; (iv) receiving and transmitting funds representing the purchase price or redemption proceeds of Service Shares and Premier Shares of a Portfolio; (v) processing dividend payments on behalf of Customers; (vi) forwarding shareholder communications from the Trust (such as proxy statements and proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices);
(vii) providing such statistical and other information as may be reasonably requested by the Trust or necessary for the Trust to comply with applicable federal or state law; (viii) facilitating the inclusion of a Portfolio in investment, retirement, asset allocation, cash management or sweep accounts or similar programs or services offered to their Customers or to Customers of other Servicing Agents; (ix) facilitating electronic or computer trading and/or processing in a Portfolio to their Customers or to Customers of other Servicing Agents; and (x) performing any other similar administrative support services. Payments of the Service Fee with respect to the Premier Shares will also be used to compensate or reimburse Northern and the Servicing Agents for personal and account maintenance services and expenses, which may include, without limitation: (i) providing facilities to answer inquiries and respond to correspondence with Customers and other investors about the status of their accounts or about other aspects of the Trust or the applicable Portfolio; (ii) assisting Customers in completing application forms, selecting dividend and other account options and opening custody accounts with the Servicing Agents;
(iii) providing services to Customers intended to facilitate, or improve their understanding of the benefits and risks of, a Portfolio to Customers, including asset allocation and other similar services; (iv) acting as liaison between Customers and the Trust, including obtaining information from the Trust and assisting the Trust in correcting errors and resolving problems; and (v) performing any similar personal and account maintenance services.

Conflict of interest restrictions (including the Employee Retirement Income Security Act of 1974) may apply to a Service Agent's receipt of compensation paid by the Trust in connection with the investment of fiduciary funds in Service or Premier Shares. Servicing Agents, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult legal advisers before investing fiduciary assets in Service or Premier Shares.

The Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of such Plan or the related Servicing Agreements, approved the Plan and Servicing Agreements for each Fund at a meeting called for the purpose of voting on such Plan and Servicing Agreements on January 27, 1998. The Plan and Servicing Agreements will remain in effect until April 30, 1999 and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Board of Trustees in the manner described above.

The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the Board of Trustees in the manner described above. The Plan may be terminated as to the Service Class and the Premier Class at any time by a majority of the non-interested Board of Trustees. The Servicing Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board of Trustees as described above or by any party to the Agreements on not more than sixty (60) days' written notice to any other party to the Agreement. The Servicing Agreements shall terminate automatically if assigned. As long as the Plan is in effect, the selection and nomination of those Trustees who are not interested persons shall be committed to the discretion of the Trust's Nominating Committee, which consists of all of the non-interested members of the Board of Trustees. The Board of Trustees has determined that, in its judgment, there is a reasonable likelihood that the Plan will benefit each Fund and holders of Service and Premier Shares of such Portfolio. In the Board of Trustees' quarterly review of the Plan and Servicing Agreements, the Board will consider their continued appropriateness and the level of compensation provided therein.

                               OTHER INFORMATION

The Prospectus and this Additional Statement do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered by the Trust's Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this Additional Statement pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

Each Portfolio is responsible for the payment of its expenses. Such expenses include, without limitation, the fees and expenses payable to Northern and Goldman Sachs, brokerage fees and commissions, any portfolio losses, fees for the registration or qualification of Portfolio shares under Federal or state securities laws, expenses of the organization of the Portfolio, taxes, interest, costs of liability insurance, fidelity bonds, indemnification or contribution, any costs, expenses or losses arising out of any liability of or claim for damages or other relief asserted against the Trust for violation of any law, legal, tax services and auditing fees and expenses, Servicing Fees, expenses of preparing and printing prospectuses, statements of additional information, proxy materials, reports and notices and the printing and distributing of the same to the Trust's shareholders and regulatory authorities, compensation and expenses of its Trustees, expenses for industry organizations such as the Investment Company Institute, miscellaneous expenses and extraordinary expenses incurred by the Trust.

The term "majority of the outstanding shares" of either the Trust or a particular Portfolio means, with respect to the approval of an investment advisory agreement or a change in a fundamental investment restriction, the vote of the lesser of (i) 67% or more of the shares of the Trust or such Portfolio present at a meeting, if the holders of more than 50% or the outstanding shares of the Trust or such Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Trust or such Portfolio.

Statements contained in the Prospectus or in this Additional Statement as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Additional Statement form a part, each such statement being qualified in all respects by such reference.


                             FINANCIAL STATEMENTS

The audited financial statements and related report of __________ LLP, independent auditors, contained in the annual report to shareholders for the fiscal year ended November 30, 1997 (the "Annual Report") will be filed by amendment.

                                  APPENDIX A

                       DESCRIPTION OF SECURITIES RATINGS

The following is a description of the securities ratings of Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group, Inc., a division of McGraw Hill ("S&P"), Duff & Phelps Credit Rating Co. ("D&P"), Fitch IBCA, Inc. ("Fitch") and Thomson BankWatch, Inc. ("TBW").

Long-Term Corporate and Tax-Exempt Debt Ratings

The two highest ratings of Moody's for tax-exempt and corporate bonds are Aaa and Aa. Tax-exempt and corporate bonds rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to bonds which are of "high quality by all standards." Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements which make the long-term risks appear somewhat larger. Moody's may modify a rating of Aa by adding numerical modifiers of 1, 2 or 3 to show relative standing within the Aa category. The foregoing ratings for tax-exempt bonds are sometimes presented in parentheses preceded with a "con" indicating the bonds are rated conditionally. Such parenthetical rating denotes the probable credit stature upon completion of construction or elimination of the basis of the condition. The notation (P) when applied to forward delivery bonds indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds. In addition, Moody's has advised that the short-term credit risk of a long-term instrument sometimes carries a MIG rating or one of the commercial paper ratings described below.

The two highest ratings of S&P for tax-exempt and corporate bonds are AAA and AA. Bonds rated AAA bear the highest rating assigned by S&P to a debt obligation and the AAA rating indicates in its opinion an extremely strong capacity to pay interest and repay principal. Bonds rated AA by S&P are judged by it to have a very strong capacity to pay interest and repay principal, and differ from AAA issues only in small degree. The AA rating may be modified by an addition of a plus (+) or minus (-) sign to show relative standing within the major rating category. S&P may attach the rating "r" to highlight derivative, hybrid and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks.

The two highest ratings of D&P for tax-exempt and corporate fixed-income securities are AAA and AA. Securities rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt. Securities rated AA are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. The AA rating may be modified by an addition of a plus (+) or minus (-) sign to show relative standing within the major rating category.

                                      1-A

The two highest ratings of Fitch for tax-exempt and corporate bonds are AAA and AA. AAA bonds are considered to be investment grade and of the highest credit quality. The obligor is judged to have an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. Plus (+) and minus (-) signs are used with the AA rating symbol to indicate relative standing within the rating category.

The two highest ratings of TBW for corporate bonds are AAA and AA. Bonds rated AAA are of the highest credit quality. The ability of the obligor to repay principal and interest on a timely basis is considered to be extremely high. Bonds rated AA indicate a very strong ability on the part of the obligor to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category. These ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. TBW does not rate tax-exempt bonds.

Tax-Exempt Note Ratings

Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade. MIG-1/VMIG-1 denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. MIG-2/VMIG-2 denotes high quality. Margins of protection are ample although not so large as in the preceding group.

S&P describes its SP-1 rating of municipal notes as follows: "Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation." Municipal notes rated SP-2 are deemed to have satisfactory capacity to pay principal and interest.

D&P uses the fixed-income ratings described above under "Corporate and Tax-Exempt Bond Ratings" for tax-exempt notes and other short-term obligations.

Fitch's short-term ratings apply to tax-exempt and corporate debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper and municipal and investment notes. The highest ratings of Fitch for short-term securities are F-1+, F-1 and F-2. F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. F-2 securities

                                      2-A
possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 ratings.

TBW does not rate tax-exempt notes.

Short-Term Corporate and Tax-Exempt Debt Ratings

Short-term ratings, set forth below (except TBW's), are applied to tax-exempt as well as taxable debt.

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Issuers rated Prime-1 (or related supporting institutions) in the opinion of Moody's have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations.

S&P's commercial paper ratings are current assessments of the likelihood of timely payment of debt considered short-term in the relevant market. The A-1 designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) sign designation. The A-2 designation indicates that capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

The two highest ratings of D&P for commercial paper are D1 and D2. D&P employs three designations, D1 plus, D1 and D1 minus, within the highest rating category. D1 plus indicates highest certainty of timely payment. Short-term liquidity including internal operating factors, and/or ready access to alternative sources of funds, is judged to be outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. D1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by strong fundamental protection factors. Risk factors are considered to be minor. D1 minus indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

Fitch uses the short-term ratings described above under "Tax-Exempt Note Ratings" for commercial paper.

TBW's short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated debt instruments having a maturity of one year or less which are issued by Shareed States commercial banks, thrifts and non-bank banks; non-Shareed States banks; and broker-dealers and other financial institutions. The two highest short-term ratings of TBW are TBW-1 and TBW-2. Debt rated TBW-1 indicates a very high degree of likelihood

                                      3-A
that principal and interest will be paid on a timely basis. The TBW-2 designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

                                      4-A

PART C.


                               OTHER INFORMATION


Item 24. Financial Statements and Exhibits
         ---------------------------------

(a) Financial Statements

Included in the Prospectus:

None

Included in the Statement of Additional Information:

None

 (b)Exhibits


The following exhibits are incorporated herein by reference to Registrant's Registration Statement on Form N-1A as initially filed (Reference A), to Pre-Effective Amendment No. 1 (Reference B), to Post-Effective Amendment No. 1 to such Registration Statement (Reference C), to Post-Effective Amendment No. 2 to such Registration Statement (Reference D), to Post-Effective Amendment No. 4 to such Registration Statement (Reference E), to Post-Effective Amendment No. 7 to such Registration Statement (Reference F), to Post-Effective Amendment No. 11 to such Registration Statement (Reference G), to Post-Effective Amendment No. 12 to such Registration Statement (Reference H), to Post-Effective Amendment No. 13 to such Registration Statement (Reference I), to Post-Effective Amendment No. 16 to such Registration Statement (Reference J), to Post-Effective Amendment No. 17 to such Registration Statement (Reference K), to Post-Effective Amendment No. 19 to such Registration Statement (Reference L), to Post-Effective Amendment No. 20 to such Registration Statement (Reference M), to Post-Effective Amendment No. 21 to such Registration Statement (Reference N), to Post-Effective Amendment No. 22 to such Registration Statement (Reference O) , to Post-Effective Amendment No. 23 to such Registration Statement (Reference P), to Post-Effective Amendment No. 25 to such Registration Statement (Reference Q), to Post-Effective Amendment No. 26 to such Registration Statement (Reference R), to Post-Effective Amendment No. 27 to such Registration Statement (Reference S), to Post-Effective Amendment No. 28 to such Registration Statement (Reference T), to Post-Effective Amendment No. 31 to such Registration Statement (Accession No. 0000950130-96-001086), to Post-Effective Amendment No. 32 to such Registration Statement (Accession No. 0000950130-97-000170), to Post-Effective Amendment No. 33 to such Registration Statement (Accession No. 0000950130-97-001306), to Post-Effective Amendment No. 34 to such Registration Statement (Accession No. 0000950130-97-002471), to Post-Effective Amendment No. 35 to such Registration Statement (Accession No. 0000950131-97-005862) and to Post-Effective Amendment No. 36 to such Registration Statement (Accession No. 0000950131-98-00216).

1- Agreement and Declaration of Trust dated July 1, 1997 (Accession No. 0000950131-98-00216).

2- By-Laws of the Registrant dated July 8, 1997 (Accession No. 0000950131-98-00216).

4- Instruments Defining Rights of Shareholders (Articles IV, V and VII of the Agreement and Declaration of Trust dated July 1, 1997, is incorporated by reference to Exhibit 1 hereof) (Accession No. 0000950131-98-00216).

5- Advisory Agreement dated October 5, 1990 between Registrant and The Northern Trust Company (Accession No. 0000950130-96-001086).

5(a)- Addendum No. 1 to Advisory Agreement between Registrant and The Northern Trust Company (Reference I).

5(b)- Addendum No. 1, dated June 8, 1992, to Investment Advisory Agreement, dated October 5, 1990, between The Northern Trust Company and the Registrant (Accession No. 0000950130-96-001086).

5(c)- Addendum No. 2 to Investment Advisory Agreement between the Registrant and The Northern Trust Company (Accession No. 0000950130-96-001086).

5(d)- Addendum No. 3 to Investment Advisory Agreement between the Registrant and The Northern Trust Company (Accession No. 0000950130-96-001086).

5(e)- Addendum No. 4 to Investment Advisory Agreement between the Registrant and The Northern Trust Company (Accession No. 0000950130-96-001086).

5(f)- Addendum No. 5 to Investment Advisory Agreement between the Registrant and The Northern Trust Company (Accession No. 0000950130-97-002471).

5(g)- Addendum No. 6 to Investment Advisory Agreement between the Registrant and The Northern Trust Company (Accession No. 0000950131-97-005862).

5(h)- Form of Addendum No. 7 to Investment Advisory Agreement between the Registrant and The Northern Trust Company (Accession No. 0000950131-98-00216).

5(i)- Form of Assumption Agreement between The Northern Trust Company and Northern Trust Quantitative Advisors, Inc. (Accession No. 0000950131-98-00216).

6- Distribution Agreement dated June 8, 1992 between Registrant and Goldman, Sachs & Co. (Reference I).

6(a)- Addendum No. 1 to Distribution Agreement between the Registrant and Goldman, Sachs & Co. (Accession No. 0000950130-96-001086).

6(b)- Addendum No. 2 to Distribution Agreement between the Registrant and Goldman, Sachs & Co. (Accession No. 0000950130-96-001086).

6(c)- Addendum No. 3 to Distribution Agreement between the Registrant and Goldman, Sachs & Co. (Reference T).

6(d)- Addendum No. 4 to Distribution Agreement between the Registrant and Goldman, Sachs & Co (Accession No. 0000950130-97-002471).

6(e)- Addendum No. 5 to Distribution Agreement between the Registrant and Goldman, Sachs & Co. (Accession No. 0000950131-97-005862).

6(f)- Form of Addendum No. 6 to Distribution Agreement between the Registrant and Goldman, Sachs & Co. (Accession No. 0000950131-98-00216).

7 -    Not Applicable.

8- Custodian Agreement dated June 8, 1992 between Registrant and The Northern Trust Company (Reference I).

8(a)- Addendum No. 1 to Custodian Agreement between the Registrant and The Northern Trust Company (Accession No. 0000950130-96-001086).

8(b)- Addendum No. 2 to Custodian Agreement between Registrant and The Northern Trust Company (Accession No. 0000950130-96-001086).

8(c)- Addendum No. 3 to Custodian Agreement between Registrant and The Northern Trust Company (Accession No. 0000950130-97-002471).

8(d)- Addendum No. 4 to Custodian Agreement between Registrant and The Northern Trust Company (Accession No. 0000950131-97-005862).

8(e)- Form of Addendum No. 5 to Custodian Agreement between Registrant and The Northern Trust Company (Accession No. 0000950131-98-00216).

8(f)- Form of Addendum No.6 to Custodian Agreement between the Registrant and The Northern Trust Company (Accession No. 0000950131-98-00216).

8(e)- Foreign Custody Agreement between the Registrant and The Northern Trust Company (Reference T).

8(g)- Form of Addendum No. 2 to Foreign Custody Agreement between the Registrant and the Northern Trust Company (Accession No. 0000950131-98-00216).

8(h)- Form of Foreign Custody Monitoring Agreements between Registrant and The Northern Trust Company (Accession No. 0000950131-98-00216).

8(f)- Addendum No. 1 to Foreign Custody Agreement between the Registrant and The Northern Trust Company (Accession No. 0000950130-97-002471).

9 -    Agreement and Plan of Reorganization between Registrant and The

       Benchmark Tax-Exempt Fund (Reference G).

9(a)- Revised and Restated Transfer Agency Agreement between Registrant and The Northern Trust Company, dated January 8, 1993 (Reference J).

9(b)- Addendum No. 1 to Transfer Agency Agreement between the Registrant and The Northern Trust Company (Accession No. 0000950130-96-001086).

9(c)- Addendum No. 2 to Transfer Agency Agreement between the Registrant and The Northern Trust Company (Accession No. 0000950130-96-001086).

9(d)- Addendum No. 3 to Transfer Agency Agreement between the Registrant and The Northern Trust Company (Accession No. 0000950130-97-002471).

9(e)- Addendum No. 4 to Transfer Agency Agreement between the Registrant and The Northern Trust Company (Accession No. 0000950131-97-005862).

9(g)- Administration Agreement dated June 8, 1992 between Registrant and Goldman, Sachs & Co. (Accession No. 0000950130-96-001086).

9(h)- Amendment dated August 1, 1992 to Administration Agreement dated June 8, 1992 between Registrant and Goldman, Sachs & Co. (Accession No. 0000950130-96-001086).

9(i)- Addendum No. 1 to Administration Agreement between the Registrant and Goldman, Sachs & Co. (Accession No. 0000950130-96-001086).

9(j)- Addendum No. 2 to Administration Agreement between the Registrant and Goldman, Sachs & Co. (Accession No. 0000950130-96-001086).

9(k)- Addendum No. 3 to Administration Agreement between the Registrant and Goldman, Sachs & Co. (Accession No. 0000950130-96-001086).

9(l)- Addendum No. 4 to Administration Agreement between the Registrant and Goldman, Sachs & Co(Accession No. 0000950130-97-002471).

9(m)- Addendum No. 5 to Administration Agreement between the Registrant and Goldman, Sachs & Co (Accession No. 0000950131-97-005862).

9(n)- Form of Amended and Restated Administration Agreement between the Registrant and Goldman Sachs & Co (Accession No. 0000950131-97-005862).

9(o)- Form of Addendum No.1 to Amended and Restated Administration Agreement between the Registrant and Goldman Sachs & Co. (Accession No. 0000950131-98-00216).

9(p)- Unitholder Servicing Plan for Subseries B,C, and D Units and Related Form of Servicing Agreement for Subseries B,C, and D Units (Accession No. 0000950131-98-00216).

12-    Not Applicable.

13-    Subscription Agreement with Goldman, Sachs & Co. (Reference B).

13(a)- Amendment No. 1 to Subscription Agreement with Goldman, Sachs & Co.
       (Reference B).

13(b)- Amendment No. 2 to Subscription Agreement with Goldman, Sachs & Co.
       (Reference C).

13(c)- Amendment No. 3 to Subscription Agreement with Goldman, Sachs & Co.
       (Reference E).

14-    Not Applicable.

15-    Not Applicable.

16- Schedule for computation of performance data for Equity Index Portfolio, Diversified Growth Portfolio, U.S. Treasury Index Portfolio, Short-Intermediate Bond Portfolio and Bond Portfolio (Reference L).

16(a)- Schedule for computation of performance data for Diversified Assets
       Portfolio, Government Portfolio, Government Select Portfolio, Tax-
       Exempt Portfolio and   California Municipal Portfolio (Reference M).

16(b)- Schedule for computation of performance data for U.S. Government
       Securities Portfolio (Reference N).

16(c)- Schedule for computation of performance data for Balanced Portfolio, Diversified Growth Portfolio, Equity Index Portfolio, Focused Growth Portfolio and Small Company Index Portfolio (Reference Q).

The following exhibits relating to The Benchmark Funds are filed herewith electronically pursuant to EDGAR rules:

9(f)- Form of Addendum No. 5 to Transfer Agency Agreement between the Registrant and The Northern Trust Company.

9(q)-  Service Plan for the Service Class and the Premier Class.

11-    Consent of Counsel.

18- Amended and Restated Plan pursuant to Rule 18f-3 for Operation of a Multi-Class System.

Item 25.  Persons Controlled by or Under Common Control with Registrant

          Registrant is controlled by its Board of Trustees.

Item 26. Number of Holders of Securities

                                                           Number of Record
                                                             Holders as of
Title of Class                                             January 12, 1998
--------------                                             ----------------
                                                       Class A  Class C  Class D
                                                       -------  -------  -------
  Equity Index Portfolio Units........................   1         1        1
  Small Company Index Portfolio Units.................   1         1        1
  Diversified Growth Portfolio Units .................   1        N/A       1
  Focused Growth Portfolio Units .....................   1         1        1
  U.S. Treasury Index Portfolio Units.................   1         1        1
  U.S. Government Securities Portfolio................   1        N/A       1
  Short-Intermediate Bond Portfolio Units.............   1        N/A       1
  Bond Portfolio Units ...............................   1         1        1
  Intermediate Bond Portfolio.........................   1        N/A      N/A
  Balanced Portfolio Units ...........................   1         1        1
  International Growth Portfolio Units ...............   1         1        1
  International Bond Portfolio Units .................   1        N/A       1
  International Equity Index Portfolio................   4        N/A      N/A

Item 27. Indemnification

Section 6.4, 6.5 and 6.6 of the Registrant's Agreement and Declaration of Trust provide for indemnification of the Registrant's Trustees and officers under certain circumstances. A copy of such Agreement and Declaration of Trust was filed as Exhibit 1 to Registrant's Registration Statement on Form N-1A as initially filed and a copy of Section 6.5 thereof (as amended) was filed as
Exhibit 1(d) to Pre-Effective Amendment No. 1 to such Registration Statement.

Paragraph 7 of the Advisory Agreement between the Registrant and The Northern Trust Company provides for indemnification of The Northern Trust Company or, in lieu thereof, contribution by the Registrant, under certain circumstances. A copy of the Advisory Agreement is filed as Exhibit 5(b) to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A.

Paragraph 7 of the Form of Amended and Restated Administration Agreement between the Registrant and Goldman, Sachs & Co. provides for indemnification of Goldman, Sachs & Co. or, in lieu thereof, contribution by the Registrant, under certain circumstances. Copies of the Administration Agreement was filed as Exhibit 9(m) to Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A.

A mutual fund and trustee and officer liability policy purchased jointly by the Registrant and other investment companies advised and/or distributed by Goldman, Sachs & Co. insures such persons and their respective Trustees, partners, officers and employees, subject to the policy's coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 28. Business and Other Connections of Investment Adviser

The Northern Trust Company, Registrant's investment adviser, is a full service commercial bank and also provides a full range of trust and fiduciary services. Set forth below is a list of all of the directors, senior officers and those officers primarily responsible for Registrant's affairs of The Northern Trust Company and, with respect to each such person, the name and business address of the company (if any) with which such person has been connected at any time since June 1, 1990, as well as the capacity in which such person was connected.

Northern Trust Quantitative Advisors, Inc. ("NTQA") is an indirect wholly-owned subsidiary of Northern Trust Corporation. The list required by this Item 28 of officers and directors of NTQA, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by NTQA pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-333580).

                           Name and Principal                 Connection
Name and Position          Business Address                   with
with Investment Adviser    of Other Company                   Other Company
-----------------------    ------------------                 -------------
Duane L. Burnham           Northern Trust                     Director
Director                   Corporation
                           50 S. LaSalle Street
                           Chicago, IL 60605

                           Abbott Laboratories                Chairman and
                           100 Abbott Park Road               Chief Executive
                           Abbott Park, IL 60064-3500         Officer

Dr. Dolores E. Cross       Northern Trust                     Director
Director                   Corporation
                           50 S. LaSalle Street
                           Chicago, IL 60675

                           Chicago State                      Former President
                           University
                           95th Street at King Drive
                           Chicago, IL 60643

                           General Electric Company           President,
                           3135 Easton Turnpike               GE Fund
                           Fairfield, CT 06432


Susan Crown                Northern Trust Corporation         Director
Director                   50 S. LaSalle Street
                           Chicago, IL 60675

                           Henry Crown and Company            Vice President
                           222 N. LaSalle Street
                           Ste 2000
                           Chicago, IL 60601

John R. Goodwin            None
Senior Vice President

Robert S. Hamada           Northern Trust                     Director
Director                   Corporation
                           50 S. LaSalle Street
                           Chicago, IL 60675

                           The University                     Dean, Edward Eagle
                           of Chicago                         Brown
                           Graduate School of                 Distinguished
                           Business                           Service
                           1101 East 58th Street              Professor of
                           Chicago, IL 60637                  Finance

                           A.M. Castle & Co.                  Director
                           3400 North Wolf Road
                           Franklin Park, IL 60131

                           Name and Principal                 Connection
Name and Position          Business Address                   with
with Investment Adviser    of Other Company                   Other Company
-----------------------    ------------------                 -------------
Robert S. Hamada (cont'd)  Chicago Board of Trade             Director
                           141 West Jackson Boulevard
                           Chicago, IL 60604

Barry G. Hastings          Northern Trust                     President &
President & Chief          Corporation                        Chief Operating
Operating Officer &        50 S. LaSalle Street               Officer &
Director & Former          Chicago, IL 60675                  Director
Vice Chairman and
Senior                     Northern Trust                     Director
Executive Vice             Securities, Inc.
President                  50 S. LaSalle Street
                           Chicago, IL 60675

                           Northern Trust of                  Director
                           California Corporation
                           355 S. Grand Avenue
                           Los Angeles, CA 90017

                           Northern Trust                     Vice Chairman
                           of Florida                         of the Board
                           Corporation                        & Director
                           700 Brickell Avenue
                           Miami, FL 33131

                           Nortrust Realty                    Director
                           Management, Inc.
                           50 South LaSalle Street
                           Chicago, IL 60675

Robert A. Helman           Northern Trust                     Director
Director                   Corporation
                           50 S. LaSalle Street
                           Chicago, IL 60675


                           Mayer, Brown & Platt               Partner
                           190 S. LaSalle Street, 38th Fl.
                           Chicago, IL 60603

                           Chicago Stock Exchange             Governor
                           One Financial Plaza
                           440 S. LaSalle St.
                           Chicago, IL 60605

                           The Horsham                        Director
                           Corporation
                           24 Hazelton Avenue
                           Toronto, Ontario,
                           Canada
                           M5R 2E2

                           Name and Principal                 Connection
Name and Position          Business Address                   with
with Investment Adviser    of Other Company                   Other Company
-----------------------    ------------------                 -------------
Robert A. Helman           Alberta Natural Gas                Director
(cont'd)                   Company, Ltd.
                           2900, 240 Fourth Ave., N.W.
                           Calgary, Alberta
                           Canada T2P 4L7

                           Brambles USA, Inc.                 Director
                           400 N. Michigan Avenue
                           Chicago, IL 60611

Arthur L. Kelly            Northern Trust                     Director
Director                   Corporation
                           50 S. LaSalle Street
                           Chicago, IL 60675

                           KEL Enterprises Ltd.               Managing
                           Two First National Plaza           Partner
                           20 S. Clark Street
                           Ste. 2222
                           Chicago, IL 60603

                           Bayerische Motoren                 Director
                           Werke(BMW) A.G. BMW Haus
                           Petuelring 130
                           Postfach 40 02 40
                           D-8000
                           Munich 40 Germany

                           Deere & Company                    Director
                           John Deere Rd.
                           Moline, IL 61265

                           Nalco Chemical                     Director
                           Company
                           One Nalco Center
                           Naperville, IL
                           60563-1198

                           Snap-on Incorporated               Director
                           2801 80th Street
                           Kenosha, WI 53140

                           Tejas Gas Corporation              Director
                           1301 McKinney St.
                           Houston, TX 77010


                              Name and Principal           Connection
Name and Position             Business Address             with
with Investment Adviser       of Other Company             Other Company
--------------------------    -----------------            -------------
Frederick A. Krehbiel
Director                      Northern Trust               Director
                              Corporation
                              50 South LaSalle Street
                              Chicago, IL  60675

                              Molex Incorporated           Chairman and
                              2222 Wellington Court        Chief Executive
                              Lisle, IL 60532-1682         Officer, Former
                                                           Vice Chairman

                              Nalco Chemical Company       Director
                              One Nalco Center
                              Naperville, IL 60563-1198

                              Tellabs, Inc.                Director
                              4951 Indiana Avenue
                              Lisle, IL  60532

Roger W. Kushla               The Northern Trust           Director
Senior Vice President         Company of New York
                              40 Broad Street, 8th Fl.
                              New York, NY  10004

Robert A. LaFleur             None
Senior Vice President

Thomas L. Mallman             None
Senior Vice President

James J. Mitchell, III        The Northern Trust           Director
Executive Vice                Company of New York
President                     40 Broad Street, 8th Fl.
                              New York, NY  10004

William G. Mitchell           Northern Trust               Director
Director                      Corporation
                              50 South LaSalle Street
                              Chicago, IL  60675

                              The Interlake Corporation    Director
                              7701 Harger Road
                              Oak Brook, IL
                              60521-1488

                              Peoples Energy               Director
                              Corporation
                              122 South Michigan
                              Avenue
                              Chicago, IL  60603



                              Name and Principal           Connection
Name and Position             Business Address             with
with Investment Adviser       of Other Company             Other Company
--------------------------    -----------------            -------------
William G. Mitchell           The Sherwin-Williams         Director
(cont'd)                      Company
                              101 Prospect Avenue, N.W.
                              Cleveland, OH  44115-1075

Edward J. Mooney              Northern Trust Corporation   Director
                              50 S. LaSalle
                              Chicago, IL 60675

                              Nalco Chemical Company       Chairman, Chief
                              One Nalco Center             Executive
                              Naperville, IL               Officer,
                              60563-1198                   President &
                                                           Director

                              Morton International, Inc.   Director
                              100 North Riverside Plaza
                              Chicago, Il 60605

William A. Osborn             Northern Trust               Director
Chairman and                  Corporation
Chief Executive               50 S. LaSalle Street
Officer,                      Chicago, IL  60675
Former President
and Chief Operating
Officer & Former Senior       Northern Trust of            Director
Executive Vice                California Corporation       and Former
President                     355 S. Grand Avenue          Chairman of
                              Los Angeles, CA  90017       the Board

                              Northern Trust Bank of       Former Chairman
                              California N.A.              of the Board
                              355 S. Grand Avenue
                              Los Angeles, CA  90017

                              Nortrust Realty              Director
                              Management Inc.
                              50 S. LaSalle St.
                              Chicago, IL  60675

                              Northern Futures             Director
                              Corporation
                              50 South LaSalle Street
                              Chicago, IL  60675

Sheila A. Penrose             Northern Trust Global        Director
Executive Vice                Advisors, Inc.
President                     29 Federal Street
                              Stamford, CT  06901


                            Name and Principal          Connection
Name and Position           Business Address            with
with Investment Adviser     of Other Company            Other Company
-----------------------     -----------------           -------------
Perry R. Pero               Northern Futures            Director
Senior Executive Vice       Corporation
Vice President,             50 South LaSalle Street
Chief Financial             Chicago, IL  60675
Officer and
Cashier                     Northern Investment         Former Chairman,
                            Corporation                 President
                            50 South LaSalle Street     and Director
                            Chicago, IL  60675          Former Treasurer

                            Northern Trust Global       Director
                            Advisors, Inc.
                            29 Federal Street
                            Stamford, CT 06901

                            Northern Trust              Director
                            Securities, Inc.
                            50 South LaSalle Street
                            Chicago, IL  60675

                            Nortrust Realty             Director
                            Management, Inc.
                            50 South LaSalle Street
                            Chicago, IL 60675

Peter L. Rossiter           Schiff, Hardin              Former
Executive Vice              & Waite                     Partner
President and General       7200 Sears Tower
Counsel                     Chicago, IL  60606

                            Tanglewood Bancshares       Former Vice
                            Inc                         President and
                            600 Bering Dr.              Director
                            Houston, TX  77057

                            Consolidated                Director
                            Communications Inc.
                            Illinois Consolidated
                            Telephone Company
                            121 S. 17th St.
                            Mattoon, IL 61938

                            Northern Trust              Executive
                            Corporation                 Vice
                            50 South LaSalle            President and
                            Street                      General
                            Chicago, IL  60675          Counsel

                            Name and Principal          Connection
Name and Position           Business Address            with
with Investment Adviser     of Other Company            Other Company
-----------------------     ----------------            -------------
Harold B. Smith             Illinois Tool               Chairman of
Director                    Works Inc.                  the Executive
                            3600 West Lake              Committee
                            Avenue
                            Glenview, IL
                            60025-5811

                            Northern Trust              Director
                            Corporation
                            50 South LaSalle Street
                            Chicago, IL  60675

                            W. W. Grainger, Inc.        Director
                            5500 West Howard Street
                            Skokie, IL  60077

                            Northwestern Mutual         Trustee
                            Life Insurance Co.
                            720 East Wisconsin Avenue
                            Milwaukee, WI  53202

William D. Smithburg        The Quaker Oats             Retired Chairman
Director                    Company
                            321 North Clark Street
                            Chicago, IL  60610

                            Northern Trust              Director
                            Corporation
                            50 South LaSalle Street
                            Chicago, IL  60675


                            Abbott Laboratories         Director
                            One Abbott Park Road
                            Abbott Park, IL 60675

                            Corning Incorporated        Director
                            Corning, NY 14831

                            Prime Capital               Director
                            Corporation
                            P.O. Box 8460
                            Rolling Meadows,
                            IL  60008

James M. Snyder             None
Executive Vice
President


                            Name and Principal              Connection
Name and Position           Business Address                with
with Investment Adviser     of Other Company                Other Company
-----------------------     ------------------              -------------
Bide L. Thomas              Northern Trust                  Director
                            Corporation
                            50 South LaSalle Street
                            Chicago, IL  60675

                            Commonwealth Edison             Former
                            Company                         President
                            One First National              and a
                            Plaza                           Former
                            Chicago, IL  60603              Director

                            MYR Group Inc.                  Director
                            *(formerly L.E. Myers
                            Company)
                            2550 W. Golf Rd.
                            Rolling Meadows, IL 60008


                            R. R. Donnelley                 Director
                            & Sons Company
                            77 West Wacker Drive
                            Chicago, IL  60601


* Name change


Item 29.  Principal Underwriters
          ----------------------

     (a) Goldman, Sachs & Co., or an affiliate or a division thereof, currently serves as investment adviser and distributor of the units or shares of Goldman Sachs Money Market Trust, Goldman Sachs Trust, Goldman Sachs Equity Portfolios, Inc. and Trust for Credit Unions. Goldman, Sachs & Co., or a division thereof, currently serves as administrator and distributor for The Benchmark Funds and The Commerce Funds.


     (b) Set forth below is certain information pertaining to the executive committee of Goldman, Sachs & Co., Registrant's principal underwriter. None of the members of the executive committee hold positions or offices with the Registrant.



                       GOLDMAN SACHS EXECUTIVE COMMITTEE

     Name and Principal
     Business Address                    Position
     ----------------                    --------
     Jon S. Corzine (1)               Chief Executive Officer
     Robert J. Hurst (1)              Managing Director
     Henry M. Paulson, Jr.(1)         Chief Operating Officer
     John A. Thain (1)(3)             Chief Financial Officer
     John L. Thornton (3)             Managing Director
     Roy J. Zuckerberg (2)            Managing Director

     ______________________

(1)  85 Broad Street, New York, NY  10004
(2)  One New York Plaza, New York, NY 10004

(3)  Peterborough Court, 133 Fleet Street, London EC4A 2BB,
     England

 (c) Not Applicable.

Item 30.  Location of Accounts and Records
          --------------------------------

     The Agreement and Declaration of Trust, By-laws and minute books of the Registrant are in the physical possession of Goldman, Sachs & Co., Goldman Sachs Asset Management, 85 Broad Street, New York, New York, 10004. Records relating to Goldman, Sachs & Co.'s functions as distributor and administrator for the Registrant are located at the same address. All other accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of The Northern Trust Company, 50 S. LaSalle Street, Chicago, Illinois 60675 and NTQA, One S. LaSalle Street, Chicago IL 60690.

Item 31.  Management Services
          -------------------

Not Applicable.

Item 32.  Undertakings
          ------------

(a) The Annual Report will contain certain performance information and is available to any recipient of the Prospectuses upon request and without charge by writing to Goldman, Sachs & Co., 4900 Sears Tower, Chicago, Illinois 60606.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registration Statement has duly caused this Post-Effective Amendment No. 37 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 30th day of January, 1998.

THE BENCHMARK FUNDS

By:  /s/ Michael J. Richman
   ------------------------
     Michael J. Richman
     Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


         Name                      Title                  Date
         ----                      -----                  ----
SCOTT M. GILMAN *            Treasurer              January 30, 1998
---------------------        and Chief
Scott M. Gilman              Executive Officer


WILLIAM H. SPRINGER *        Trustee                January 30, 1998
---------------------
William H. Springer

RICHARD G. CLINE *           Trustee                January 30, 1998
---------------------
Richard G. Cline

EDWARD J.CONDON *            Trustee                January 30, 1998
---------------------
Edward J. Condon

JOHN W. ENGLISH *            Trustee                January 30, 1998
---------------------
John W. English

SANDRA P. GUTHMAN  *         Trustee                January 30, 1998
---------------------
Sandra P. Guthman

FREDERICK T. KELSEY *        Trustee                January 30, 1998
---------------------
Frederick T. Kelsey

RICHARD P. STRUBEL *         Trustee                January 30, 1998
---------------------
Richard P. Strubel



*By:    /s/ Michael J. Richman                      January 30, 1998
---------------------------------
          Michael J. Richman,
          Attorney-in-fact